                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-03942

                     LORD ABBETT MUNICIPAL INCOME FUND, INC.
                     ---------------------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end:9/30
                        ----

Date of reporting period: 3/31/2005
                          ---------
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ITEM 1. REPORTS TO STOCKHOLDERS.

[LORD ABBETT LOGO]


2005
 SEMI-
ANNUAL
  REPORT

LORD ABBETT
MUNICIPAL INCOME FUND
MUNICIPAL INCOME TRUST

          NATIONAL TAX-FREE FUND
          CALIFORNIA TAX-FREE FUND
          CONNECTICUT TAX-FREE FUND
          HAWAII TAX-FREE FUND
          MINNESOTA TAX-FREE FUND
          MISSOURI TAX-FREE FUND
          NEW JERSEY TAX-FREE FUND
          NEW YORK TAX-FREE FUND
          TEXAS TAX-FREE FUND
          WASHINGTON TAX-FREE FUND
          INSURED INTERMEDIATE TAX-FREE FUND
          FLORIDA TAX-FREE TRUST
          GEORGIA TAX-FREE TRUST
          HIGH YIELD MUNICIPAL BOND FUND
          MICHIGAN TAX-FREE TRUST
          PENNSYLVANIA TAX-FREE TRUST

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2005

--------------------------------------------------------------------------------
LORD ABBETT MUNICIPAL INCOME FUND AND LORD ABBETT MUNICIPAL INCOME TRUST SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the strategies and performance of each Fund of the Lord Abbett Municipal Income Fund and Lord Abbett Municipal Income Trust (formerly known as Lord Abbett Tax-Free Income Fund and Lord Abbett Tax-Free Income Trust, respectively) for the six-month period ended March 31, 2005. On this and the following pages, we discuss the major factors that influenced performance.

     On January 3, 2005, we began to publicly offer our first high yield product in the municipal bond market: Lord Abbett High Yield Municipal Bond Fund. With the addition of this Fund, Lord Abbett now has diverse capabilities in the municipal bond area - high quality, high yield, long-term maturity, intermediate maturity and individual state funds - that provide clients with the opportunity to diversify the municipal bond portion of their portfolios or focus in one area, as they wish.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS DURING THE REPORTING PERIOD?

A: Throughout the six-month period ended March 31, 2005, the Federal Reserve Board (the Fed) continued to increase the fed funds rate at a measured pace, moving in two .25% increments in the fourth quarter of 2004 and two .25% increments in the first quarter of 2005, bringing the rate to 2.75%. (The fed funds rate is the rate charged by the Fed to banks needing overnight loans to meet reserve requirements.) The last increase on March 22, was the seventh quarter-point increase since June 2004.

     Interest rates moved higher across the maturity spectrum - from short-term bonds to long-term bonds - but the bulk of the movement so far has been in short-term rates. In bond market terms, the yield curve (a graphic picture of short-term interest rates versus long-term rates), has "flattened," which means the difference between the yields of short-term bonds and those of long-term bonds has diminished.

     During the six-month period ended March 31 2005, short-term bond prices fell (prices move inversely to yield), resulting in weaker performance at the short end versus the long end of the maturity curve. In fact, the strongest performance in the municipal bond market during the six-month period came from the longer-term maturities.

     Performance in the market was largely coupon driven, rather than reflective of price appreciation. High yield municipal bonds generally outperformed higher quality issues.

Q: HOW DID EACH FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MARCH 31, 2005?

A: Each Fund's Class A shares, other than those of the Lord Abbett Insured Intermediate Tax-Free Fund (which has adopted another benchmark), underperformed the Funds' long-only benchmark, the Lehman Municipal Long Current Coupon Bond Index,(1) while exhibiting, for the most part, more favorable performance against their peer groups, as represented in the Lipper Funds Average.(2) The Class A shares of the Insured Intermediate Fund underperformed its benchmark, the Lehman 3-10 Year Insured Tax Exempt Bond Index(3), and its peer group.

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
                                             CLASS A SHARES                     LEHMAN MUNICIPAL
                                            SIX MONTH RETURN                      LONG CURRENT         LEHMAN
                                              9/30/2004 TO      LIPPER FUNDS         COUPON           MUNICIPAL
                                               3/31/2005           AVERAGE         BOND INDEX       BOND INDEX(4)
                                            ----------------    ------------    ----------------    -------------
NATIONAL TAX-FREE FUND                            1.61%             0.91%             3.96%             1.21%
CALIFORNIA TAX-FREE FUND                          1.75%             1.50%             3.96%             1.21%
CONNECTICUT TAX-FREE FUND                         1.21%             0.63%             3.96%             1.21%
HAWAII TAX-FREE FUND                              1.02%             0.46%             3.96%             1.21%
MINNESOTA TAX-FREE FUND                           1.93%             1.07%             3.96%             1.21%
MISSOURI TAX-FREE FUND                            1.43%             0.95%             3.96%             1.21%
NEW JERSEY TAX-FREE FUND                          1.59%             1.50%             3.96%             1.21%
NEW YORK TAX-FREE FUND                            0.93%             0.99%             3.96%             1.21%
TEXAS TAX-FREE FUND                               1.15%             0.63%             3.96%             1.21%
WASHINGTON TAX-FREE FUND                          1.70%             0.75%             3.96%             1.21%
INSURED INTERMEDIATE TAX-FREE FUND               -0.44%             0.49%            -0.20%+            1.21%
FLORIDA TAX-FREE TRUST                            1.09%             1.04%             3.96%             1.21%
GEORGIA TAX-FREE TRUST                            1.64%             0.69%             3.96%             1.21%
HIGH YIELD MUNICIPAL BOND FUND                      --                --                --                --
MICHIGAN TAX-FREE TRUST                           1.10%             0.66%             3.96%             1.21%
PENNSYLVANIA TAX-FREE TRUST                       1.87%             1.32%             3.96%             1.21%

+Lehman 3-10 Year Insured Tax-Exempt Bond Index.

                   STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS*

                                                                           10 YEARS/
                                             1 YEAR       5 YEARS       SINCE INCEPTION
                                             ------       -------       ---------------
NATIONAL TAX-FREE FUND                        -1.02%       5.40%             5.40%
CALIFORNIA TAX-FREE FUND                      -0.64%       5.46%             5.16%
CONNECTICUT TAX-FREE FUND                     -0.51%       5.59%             5.32%
HAWAII TAX-FREE FUND                          -1.31%       4.98%             5.00%
MINNESOTA TAX-FREE FUND                       -0.25%       5.74%             5.42%
MISSOURI TAX-FREE FUND                        -1.06%       5.37%             5.17%
NEW JERSEY TAX-FREE FUND                      -1.06%       4.99%             5.09%
NEW YORK TAX-FREE FUND                        -1.18%       5.71%             5.34%
TEXAS TAX-FREE FUND                           -1.82%       5.63%             5.32%
WASHINGTON TAX-FREE FUND                      -0.84%       5.49%             5.56%
INSURED INTERMEDIATE TAX-FREE FUND**          -3.05%        N/A             -0.47%
FLORIDA TAX-FREE TRUST                        -1.74%       4.99%             4.69%
GEORGIA TAX-FREE TRUST                        -0.61%       6.37%             6.26%
HIGH YIELD MUNICIPAL BOND FUND***               N/A         N/A             -1.42%
MICHIGAN TAX-FREE TRUST                       -1.52%       5.94%             5.71%
PENNSYLVANIA TAX-FREE TRUST                   -0.63%       5.71%             5.55%

*Standardized Average Annual Total Returns, which reflect performance at the maximum 3.25% sales charge applicable to Class A share investments and include the reinvestment of all distributions, as of March 31, 2005.
**Inception date June 30, 2003.
***Inception date December 30, 2004.

2
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--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN EACH FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if the shares are redeemed within 12 months of the purchase.

The Lipper Funds Average for each Fund consists of "Municipal Debt Funds" for the particular state involved, except for the National Tax-Free Fund, Washington Tax-Free Fund and Insured Intermediate Tax-Free Fund. In the case of those Funds, the applicable Lipper Funds Averages are "General Municipal Debt Funds," "Other States Municipal Debt Funds" and "Insured Municipal Debt Funds," respectively.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

(The following does not encompass a discussion of the significant factors affecting performance in the Lord Abbett High Yield Municipal Bond Fund, whose inception date was December 30, 2004 and, therefore, did not have a full six months of performance to report for the six-month period ended March 31, 2005.)

A: Positions in the high-quality, investment-grade segment of the market hurt performance during the six-month period ended March 31, 2005 somewhat as lower-quality assets outperformed during the six-month period. Also detracting from performance were each Fund's small positions in short-maturity bonds.

     Performance during the six-month period ended March 31, 2005 was aided by each Fund's positions in relatively long-maturity bonds. Both revenue bonds and tax-based general obligation bonds contributed to performance. Revenue bonds are bonds that depend on specific revenues collected - such as tolls and electric rates - for repayment, while general obligation bonds are repaid through the full faith and credit or taxing power of the municipality.

     EACH FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT EACH FUND, INCLUDING EACH FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS OF ANY OF THE FUNDS OR ANY LORD ABBETT MUTUAL FUND, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

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(1) Lehman Municipal Long Current Coupon Bond Index is a total return benchmark designed for long-term municipal assets. The Index includes bonds with a minimum credit rating of BAA3, municipal bonds that were issued as part of a deal of at least $50 million, with an amount outstanding of at least $5 million, a maturity of twenty-two years or greater and have been issued after December 31, 1990. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(2) Lipper Funds Average: Lipper, Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. (C)2005 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. An investor cannot invest directly in an average or index.

(3) Lehman Brothers Insured 3-10 Year Maturity Municipal Bond Index (07-01-1993) is a total return benchmark designed for tax-exempt municipal assets which are backed by Aaa rated insurers. The Index includes Aaa rated insured municipal bonds that were issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million, have a maturity of 3 to 10 years, and have been issued after December 31, 1990.

(4) Lehman Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. To be included in this index, bonds must have a minimum credit rating of at least Baa, an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. Includes both zero coupon bonds and bonds subject to the Alternative Minimum Tax. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

THE VIEWS OF EACH FUND'S MANAGEMENT AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS REPORT ARE AS OF MARCH 31, 2005; THESE VIEWS AND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THIS DATE AND THEY DO NOT GUARANTEE THE FUTURE PERFORMANCE OF THE MARKETS OR THE FUNDS. INFORMATION PROVIDED IN THIS REPORT SHOULD NOT BE CONSIDERED A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Prospectus.

PERFORMANCE: PERFORMANCE DATA QUOTED ABOVE IS HISTORICAL. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. Because of ongoing market volatility, each Fund's performance may be subject to substantial fluctuation. Except where noted, comparative performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes; also, certain Funds do not yet have effective Rule 12b-1 plans under which distribution and service fees are paid); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 through March 31, 2005).

ACTUAL EXPENSES

     For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 10/1/04 - 3/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING      ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE      THE PERIOD+
                                              -----         -----      -----------
                                                                        10/1/04 -
                                             10/1/04       3/31/05       3/31/05
                                             -------       -------       -------
CLASS A
Actual                                     $  1,000.00   $  1,016.10   $      4.67
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,020.30   $      4.68
CLASS B
Actual                                     $  1,000.00   $  1,012.70   $      7.98
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,017.00   $      7.99
CLASS C
Actual                                     $  1,000.00   $  1,013.60   $      7.98
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,017.00   $      7.99

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.93% for Class A, and 1.59% for Classes B and C) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MARCH 31, 2005

CREDIT RATING:
S&P OR MOODY'S               %*
AAA                         58.64%
AA+                         13.18%
Aa1                          0.40%
AA                           5.35%
Aa2                          1.21%
AA-                          4.39%
Aa3                          0.58%
A+                           0.42%
A                            8.62%
A-                           1.90%
A3                           0.94%
BBB+                         2.12%
Baa1                         0.63%
BBB                          0.96%
Short-Term Investments       0.66%
Total                      100.00%

* Represents percent of total investments.

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING      ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE      THE PERIOD+
                                              -----         -----      -----------
                                                                        10/1/04 -
                                             10/1/04       3/31/05       3/31/05
                                             -------       -------       -------
CLASS A
Actual                                     $  1,000.00   $  1,017.50   $      4.63
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,020.35   $      4.63
CLASS C
Actual                                     $  1,000.00   $  1,014.30   $      7.88
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,017.10   $      7.89

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.92% for Class A, and 1.57% for Class C) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MARCH 31, 2005

CREDIT RATING:
S&P OR MOODY'S               %*
AAA                         84.00%
AA+                          1.62%
AA                           0.91%
AA-                          0.37%
Aa3                          0.91%
A+                           0.61%
A1                           2.14%
A                            4.84%
A-                           1.42%
A3                           0.29%
BBB+                         0.15%
BBB                          0.57%
Baa3                         1.94%
Short-Term Investment        0.23%
Total                      100.00%

* Represents percent of total investments.

CONNECTICUT TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING      ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE      THE PERIOD+
                                              -----         -----      -----------
                                                                        10/1/04 -
                                             10/1/04       3/31/05       3/31/05
                                             -------       -------       -------
CLASS A
Actual                                     $  1,000.00   $  1,012.10   $      4.33
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,020.64   $      4.33

+ Expenses are equal to the Fund's annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MARCH 31, 2005

CREDIT RATING:
S&P OR MOODY'S               %*
AAA                         63.28%
AA+                          1.15%
Aa1                          0.13%
AA                           8.88%
AA-                          0.50%
Aa3                          5.85%
A+                           3.84%
A                            4.29%
A2                           3.24%
A-                           7.14%
BBB+                         0.30%
BBB-                         1.18%
Short-Term Investment        0.22%
Total                      100.00%

* Represents percent of total investments.

HAWAII TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING      ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE      THE PERIOD+
                                              -----         -----      -----------
                                                                        10/1/04 -
                                             10/1/04       3/31/05       3/31/05
                                             -------       -------       -------
CLASS A
Actual                                     $  1,000.00   $  1,010.20   $      4.66
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,020.30   $      4.68

+ Expenses are equal to the Fund's annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MARCH 31, 2005

CREDIT RATING:
S&P OR MOODY'S               %*
AAA                         76.89%
AA                           1.51%
AA-                          1.64%
A                           11.04%
A-                           4.37%
BBB+                         4.55%
Total                      100.00%

* Represents percent of total investments.

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING      ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE      THE PERIOD+
                                              -----         -----      -----------
                                                                        10/1/04 -
                                             10/1/04       3/31/05       3/31/05
                                             -------       -------       -------
CLASS A
Actual                                     $  1,000.00   $  1,019.30   $      3.17
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,021.79   $      3.17

+ Expenses are equal to the Fund's annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MARCH 31, 2005

CREDIT RATING:
S&P OR MOODY'S               %*
AAA                         73.08%
AA+                          9.55%
AA                           3.40%
Aa2                          0.27%
Aa3                          0.70%
A+                           0.52%
A                            2.40%
A2                           1.34%
A3                           1.48%
A-                           5.24%
Baa1                         1.36%
Baa2                         0.66%
Total                      100.00%

* Represents percent of total investments.

MISSOURI TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING      ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE      THE PERIOD+
                                              -----         -----      -----------
                                                                        10/1/04 -
                                             10/1/04       3/31/05       3/31/05
                                             -------       -------       -------
CLASS A
Actual                                     $  1,000.00   $  1,014.30   $      3.32
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,021.64   $      3.33

+ Expenses are equal to the Fund's annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MARCH 31, 2005

CREDIT RATING:
S&P OR MOODY'S               %*
AAA                         69.10%
AA+                          5.05%
AA                          13.39%
AA-                          0.91%
A+                           0.67%
A                            2.32%
A2                           0.75%
A-                           6.11%
BBB+                         1.70%
Total                      100.00%

* Represents percent of total investments.

NEW JERSEY TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING      ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE      THE PERIOD+
                                              -----         -----      -----------
                                                                        10/1/04 -
                                             10/1/04       3/31/05       3/31/05
                                             -------       -------       -------
CLASS A
Actual                                     $  1,000.00   $  1,015.90   $      4.72
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,020.25   $      4.73

+ Expenses are equal to the Fund's annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MARCH 31, 2005

CREDIT RATING:
S&P OR MOODY'S               %*
AAA                         75.21%
AA+                          1.48%
Aa1                          2.42%
AA                           3.17%
AA-                          1.83%
A+                           1.14%
A                            8.43%
A2                           0.32%
A-                           3.65%
Baa1                         1.45%
Short-Term Investment        0.90%
Total                      100.00%

* Represents percent of total investments.

NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING      ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE      THE PERIOD+
                                              -----         -----      -----------
                                                                        10/1/04 -
                                             10/1/04       3/31/05       3/31/05
                                             -------       -------       -------
CLASS A
Actual                                     $  1,000.00   $  1,009.30   $      4.56
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,020.40   $      4.58
CLASS C
Actual                                     $  1,000.00   $  1,006.90   $      7.85
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,017.10   $      7.89

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.91% for Class A, and 1.57% for Class C) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MARCH 31, 2005

CREDIT RATING:
S&P OR MOODY'S               %*
AAA                         49.72%
AA+                          5.65%
Aa1                          0.03%
AA                           3.67%
Aa2                          0.54%
AA-                         10.59%
A+                           1.89%
A                           17.31%
A-                           8.18%
A3                           0.11%
BBB+                         0.26%
Baa2                         0.43%
BBB-                         0.31%
NR                           1.31%
Short-Term Investment        0.00%(a)
Total                      100.00%

*   Represents percent of total investments.
(a) Amount is less than 0.01%.

TEXAS TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING      ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE      THE PERIOD+
                                              -----         -----      -----------
                                                                        10/1/04 -
                                             10/1/04       3/31/05       3/31/05
                                             -------       -------       -------
CLASS A
Actual                                     $  1,000.00   $  1,011.50   $      4.76
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,020.20   $      4.78

+ Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MARCH 31, 2005

CREDIT RATING:
S&P OR MOODY'S               %*
AAA                         61.37%
AA+                         10.31%
Aa1                          9.04%
AA                           1.30%
AA-                          1.31%
A+                           5.24%
A                            6.75%
A-                           0.98%
BBB                          1.31%
MIG1                         1.28%
Short-Term Investment        1.11%
Total                      100.00%

* Represents percent of total investments.

WASHINGTON TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING      ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE      THE PERIOD+
                                              -----         -----      -----------
                                                                        10/1/04 -
                                             10/1/04       3/31/05       3/31/05
                                             -------       -------       -------
CLASS A
Actual                                     $  1,000.00   $  1,017.00   $      3.17
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,021.79   $      3.17

+ Expenses are equal to the Fund's annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MARCH 31, 2005

CREDIT RATING:
S&P OR MOODY'S               %*
AAA                         77.26%
AA+                          2.31%
AA                           3.47%
A                            6.32%
A-                           9.59%
A3                           0.84%
Short-Term Investment        0.21%
Total                      100.00%

* Represents percent of total investments.

INSURED INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING      ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE      THE PERIOD+
                                              -----         -----      -----------
                                                                        10/1/04 -
                                             10/1/04       3/31/05       3/31/05
                                             -------       -------       -------
CLASS A
Actual                                     $  1,000.00   $    995.60   $      1.24
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,023.68   $      1.26
CLASS B
Actual                                     $  1,000.00   $    991.90   $      4.97
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,019.95   $      5.04
CLASS C
Actual                                     $  1,000.00   $    990.90   $      4.96
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,019.95   $      5.04
CLASS P
Actual                                     $  1,000.00   $    994.60   $      2.24
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,022.69   $      2.27

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.25% for Class A, 1.00% for Classes B and C, and 0.45% for Class P) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MARCH 31, 2005

CREDIT RATING:
S&P OR MOODY'S               %*
AAA                         97.17%
Short-Term Investments       2.83%
Total                      100.00%

* Represents percent of total investments.

FLORIDA TAX-FREE TRUST
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING      ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE      THE PERIOD+
                                              -----         -----      -----------
                                                                        10/1/04 -
                                             10/1/04       3/31/05       3/31/05
                                             -------       -------       -------
CLASS A
Actual                                     $  1,000.00   $  1,010.90   $      4.06
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,020.89   $      4.08
CLASS C
Actual                                     $  1,000.00   $  1,005.70   $      7.25
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,017.70   $      7.29

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.81% for Class A and 1.45% for Class C) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MARCH 31, 2005

CREDIT RATING:
S&P OR MOODY'S               %*
AAA                         75.41%
AA                           0.62%
AA-                          2.80%
A+                           1.01%
A                           11.76%
A-                           7.13%
Short-Term Investment        1.27%
Total                      100.00%

* Represents percent of total investments.

GEORGIA TAX-FREE TRUST
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING      ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE      THE PERIOD+
                                              -----         -----      -----------
                                                                        10/1/04 -
                                             10/1/04       3/31/05       3/31/05
                                             -------       -------       -------
CLASS A
Actual                                     $  1,000.00   $  1,016.40   $      3.07
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,021.89   $      3.07

+ Expenses are equal to the Fund's annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MARCH 31, 2005

CREDIT RATING:
S&P OR MOODY'S               %*
AAA                         59.02%
AA+                          2.45%
AA                          10.19%
AA-                          0.70%
Aa3                          1.58%
A                           15.30%
A2                           1.14%
A-                           9.04%
Baa1                         0.58%
Total                      100.00%

* Represents percent of total investments.

HIGH YIELD MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING      ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE      THE PERIOD
                                              -----         -----      ----------
                                                                        10/1/04 -
                                             10/1/04       3/31/05       3/31/05
                                             -------       -------       -------
CLASS A*
Actual                                     $  1,000.00+  $  1,015.90   $      0.03#
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,024.88   $      0.05
CLASS B*
Actual                                     $  1,000.00+  $  1,015.90   $      0.24#
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,016.34   $      0.35
CLASS C*
Actual                                     $  1,000.00+  $  1,015.80   $         -#
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,016.58   $         -
CLASS P*
Actual                                     $  1,000.00+  $  1,015.90   $      0.10#
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,016.48   $      0.15

+ As of 12/1/04 (Commencement of Investment Operations)

# For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.01% for Class A, 0.07% for Class B, 0.00% for Class C and 0.03% for Class P) multiplied by the average account value over the period, multiplied by 121/365 (to reflect actual period of operations.)

* The annualized expenses of each class have been restated (0.00% for Class A, 0.00% for Class B, 0.00% for Class C and 0.00% for Class P). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

                                           HYPOTHETICAL
                                            (5% RETURN
                              ACTUAL     BEFORE EXPENSES)
Class A                     $     0.00   $           0.00
Class B                     $     0.00   $           0.00
Class C                     $     0.00   $           0.00
Class P                     $     0.00   $           0.00

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MARCH 31, 2005

CREDIT RATING:
S&P OR MOODY'S               %*
AAA                          9.46%
AA+                          1.41%
AA                           2.00%
A                            3.38%
A-                           3.91%
Aa3                          0.71%
BBB+                         6.83%
Baa1                         5.18%
BBB                         15.27%
Baa2                         4.86%
BBB-                         7.08%
Baa3                         5.09%
BB+                          4.64%
BB                           2.68%
Ba3                          0.65%
B1                           1.42%
B                            1.35%
B2                           6.78%
B-                           1.33%
NR                          11.96%
Short-Term Investment        4.01%
Total                      100.00%

* Represents percent of total investments.

MICHIGAN TAX-FREE TRUST
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING      ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE      THE PERIOD+
                                              -----         -----      -----------
                                                                        10/1/04 -
                                             10/1/04       3/31/05       3/31/05
                                             -------       -------       -------
CLASS A
Actual                                     $  1,000.00   $  1,011.00   $      3.16
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,021.79   $      3.17

+ Expenses are equal to the Fund's annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MARCH 31, 2005

CREDIT RATING:
S&P OR MOODY'S               %*
AAA                         86.31%
AA+                          1.44%
AA                           7.19%
A                            2.45%
A-                           2.61%
Total                      100.00%

* Represents percent of total investments.

PENNSYLVANIA TAX-FREE TRUST
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING      ENDING       EXPENSES
                                             ACCOUNT       ACCOUNT     PAID DURING
                                              VALUE         VALUE      THE PERIOD+
                                              -----         -----      -----------
                                                                        10/1/04 -
                                             10/1/04       3/31/05       3/31/05
                                             -------       -------       -------
CLASS A
Actual                                     $  1,000.00   $  1,018.70   $      4.38
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,020.59   $      4.38

+ Expenses are equal to the Fund's annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MARCH 31, 2005

CREDIT RATING:
S&P OR MOODY'S               %*
AAA                         67.42%
AA                           6.51%
AA-                          1.63%
Aa3                          1.31%
A                           14.91%
A-                           5.81%
BBB+                         1.09%
BBB                          1.32%
Total                      100.00%

* Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
NATIONAL TAX-FREE FUND MARCH 31, 2005

                                                                               RATING:      PRINCIPAL
                                               INTEREST        MATURITY         S&P OR         AMOUNT
INVESTMENTS                                        RATE            DATE        MOODY'S          (000)          VALUE
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 101.24%

EDUCATION 12.52%
Allegheny Cnty PA Higher Ed Bldg Auth
Rev Carnegie Mellon Univ                          5.125%       3/1/2032            AA-   $      2,000   $  2,072,200
CA Ed Fac Auth Rev USC Ser A                       5.00%      10/1/2033            AA+         10,000     10,251,400
DE St Econ Dev Auth Rev
DE Tech Pk Univ DE Pj(2)                           6.00%       2/1/2021            AAA            900      1,007,451
District of Columbia Rev
James F Oyster Elem Sch Pilot(1)                   6.25%      11/1/2021              A            450        483,638
Glendale AZ Ind Dev Auth
Midwestern Univ Ser A                              5.75%      5/15/2021             A-          1,000      1,087,110
Glendale AZ Ind Dev Auth
Midwestern Univ Ser A                             5.875%      5/15/2031             A-          1,000      1,068,710
LA St Univ & Agric & Mech College
Hlth Sciences Ctr Pj(17)                          6.375%       5/1/2031            AAA          2,290      2,605,814
MA St Dev Fin Agy Rev Boston
Univ Ser P                                        5.375%      5/15/2039             A3          1,000      1,058,720
MA St Dev Fin Agy Rev Boston
Univ Ser P                                         6.00%      5/15/2059             A3          1,000      1,152,440
MA St Hlth & Ed Fac Auth Rev
Boston College(16)(17)                            5.125%       6/1/2033            AAA          3,810      3,962,895
Milledgeville-Baldwin Cnty GA
GA State College & St Univ Fndtn                   6.00%       9/1/2033            BBB          3,000      3,172,140
NY St Dorm Auth Rev Fashion
Inst Tech(13)                                      5.50%       7/1/2030            AAA            400        430,152
OR St Hlth Hsg Ed & Cul Fac
Auth Reed Clg Pj Ser A                             5.75%       7/1/2032            AA-          3,800      4,127,104
Pine Tree TX Indpt Sch Dist Ref(17)               5.125%      2/15/2024            Aaa          1,400      1,470,126
TN St Sch Brd Auth Higher Ed
Fac Ser A(13)                                     5.125%       5/1/2021            AAA            615        651,021
TN St Sch Brd Auth Higher Ed
Fac Ser A                                         5.625%       5/1/2030            AA-            150        161,585
Tulsa OK Ind Auth Rev Ser A(17)                   5.375%      10/1/2020            Aaa          3,170      3,421,761
Univ Central AR Rev Hsg Sys(13)                    6.50%       1/1/2031            AAA          2,425      2,782,275
Univ Mass Bldg Auth Sen
Comwlth Ser 4-A GTD(17)                           5.125%      11/1/2034            AAA          5,000      5,236,750
Univ NC Sys Pool Rev Ser A(2)                      5.00%       4/1/2027            AAA          1,800      1,871,748
Univ NC Univ Rev Gen                               5.00%      12/1/2028            AA+          2,015      2,086,452
Univ VA Univ Rev Residuals
Ser 856 RIBs                                       7.45%       6/1/2019            Aaa          1,925      2,151,996

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2005

                                                                               RATING:      PRINCIPAL
                                               INTEREST        MATURITY         S&P OR         AMOUNT
INVESTMENTS                                        RATE            DATE        MOODY'S          (000)          VALUE
--------------------------------------------------------------------------------------------------------------------
Univ VA Univ Rev Residuals
Ser 856 RIBs                                       7.45%       6/1/2020            Aaa   $      2,023   $  2,260,993
Univ VA Univ Rev Residuals
Ser 856 RIBs                                       7.45%       6/1/2021            Aaa          2,123      2,357,715
Univ VT & St Agric College
Univ VT(2)                                        5.125%      10/1/2037            AAA          1,150      1,198,231
VA St Pub Sch Auth Sch Edl
Tech-Nts - IV                                      5.00%      4/15/2007            AA+         11,145     11,629,473
WV Univ Rev Univ
Sys WV Pj Ser A(2)                          Zero Coupon        4/1/2024            AAA          2,880      1,110,931
WV Univ Rev Univ
Sys WV Pj Ser A(2)                          Zero Coupon        4/1/2026            AAA            800        274,600
                                                                                                        ------------
TOTAL                                                                                                     71,145,431
                                                                                                        ------------

GENERAL OBLIGATION 17.97%
Akron OH Impt                                      5.80%      11/1/2020            AA-            575        636,905
Anne Arundel Cnty MD
Cons Gen Impt                                      4.00%       3/1/2007            AA+          3,360      3,437,381
Athens OH City Sch Dist Fac
Constr & Impt(13)                                  6.00%      12/1/2024            AAA            500        565,515
Bessemer AL School Warrants(2)                     5.60%       2/1/2030            Aaa          2,000      2,178,420
CA St                                              5.25%       4/1/2034              A          7,500      7,827,525
CA St Rep                                          5.25%       2/1/2029              A         10,000     10,422,300
Campbell CA Un Sch Dist
Election 2002 Ser B(12)                            5.50%       8/1/2033            AAA          5,000      5,429,900
Canton OH Sch Dist Ser A(17)                      5.625%      12/1/2023            AAA          2,900      3,227,729
Charlotte NC Ref Ser 2005                          5.00%       6/1/2007            AAA          3,430      3,588,843
Dallas TX                                          5.75%      2/15/2020            AA+          1,615      1,761,739
Delaware Vly PA Regl Fin Auth
Loc Govt Rev Ser C(2)                              7.75%       7/1/2027            AAA          1,000      1,405,640
Fairfield OH City Sch Dist
Ref Sch Impt(12)                                  5.375%      12/1/2020            AAA          1,410      1,549,872
Foothill De Anza CA Cmnty
College Dist Cap Apprec(17)                 Zero Coupon        8/1/2030            AAA          4,505      1,180,310
Jefferson Cnty AL Sch Warrants(13)                 5.50%      2/15/2020            AAA          1,000      1,074,760
Lake Orion MI Cmnty Sch Dist Ser B                 5.25%       5/1/2025            AA+          4,900      5,155,094
Linn Cnty OR Sch Dist No 55
Sweet Home(13)                                     5.50%      6/15/2020            AAA          1,000      1,083,230
Linn Cnty OR Sch Dist No 55
Sweet Home(13)                                     5.50%      6/15/2025            AAA          2,245      2,419,077

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2005

                                                                               RATING:      PRINCIPAL
                                               INTEREST        MATURITY         S&P OR         AMOUNT
INVESTMENTS                                        RATE            DATE        MOODY'S          (000)          VALUE
--------------------------------------------------------------------------------------------------------------------
Marion OH City Sch Dist Sch
Fac Constr & Impt(13)                             5.625%      12/1/2022            AAA   $        500   $    548,720
NC St Hwy                                          5.00%       5/1/2013            AAA          4,000      4,377,440
New York NY Ser H                                  5.00%       8/1/2015              A          7,500      7,934,700
New York NY Ser K                                  5.00%       8/1/2023              A          4,140      4,284,941
New York NY Unrefunded
Balance Ser A                                      6.00%      5/15/2030              A            395        440,212
OR St Alternate Energy Pj Ser A AMT                5.00%       1/1/2015            AA-          1,315      1,355,094
OR St Alternate Energy Pj Ser A AMT                5.05%       1/1/2016            AA-          1,795      1,856,586
OR St Alternate Energy Pj Ser A AMT                5.10%       1/1/2017            AA-            980      1,013,242
Powell OH(12)                                      5.50%      12/1/2032            AAA          1,280      1,390,515
Richland Cnty SC                                  5.375%       3/1/2030             AA          1,140      1,229,273
Richland Cnty SC                                  5.375%       3/1/2031             AA          1,195      1,286,919
Richland Cnty SC                                  5.375%       3/1/2032             AA          1,255      1,349,778
Richland Cnty SC                                  5.375%       3/1/2033             AA          1,320      1,417,852
Richmond VA(13)                                    5.50%      1/15/2018            AAA            500        547,170
South Wash Cnty MN Indpt Sch
Dist No 833 Ser A(17)                              5.50%       2/1/2018            AAA          5,065      5,470,960
South Wash Cnty MN Indpt Sch
Dist No 833 Ser A(17)                              5.50%       2/1/2019            AAA          2,990      3,224,177
Sunnyvale TX Sch Dist Sch
Bldg PSF GTD                                       5.25%      2/15/2028            AAA          1,000      1,052,010
Sunnyvale TX Sch Dist Sch
Bldg PSF GTD                                       5.25%      2/15/2031            AAA          1,100      1,153,119
Teays Vly OH Loc Sch Dist Sch
Fac Constr 2 Impt(12)                             5.375%      12/1/2020            Aaa            500        539,450
Washtenaw Cnty MI Multi Lake
Santn Swr Sys Sylvan Twp Wtr(17)                   4.75%       5/1/2021            AAA            700        715,099
Whitehall MI Dist Sch                              5.50%       5/1/2019             AA          1,400      1,516,900
Wood Cnty OH Pub Libr Impt(17)                    5.875%      12/1/2022            Aaa          1,000      1,128,160
WV St Ser D(12)                                    6.50%      11/1/2026            AAA          2,000      2,440,760
WV St St Road(17)                                  5.75%       6/1/2025            AAA          1,800      1,974,996
Wyandotte Cnty KS Sch 204
Bonner Springs Ser A(13)                           5.60%       9/1/2020            Aaa            855        927,359
                                                                                                        ------------
TOTAL                                                                                                    102,119,672
                                                                                                        ------------

HEALTHCARE 14.91%
Abag Fin Auth for Nonprofit
Corp CA Woods Oblig COP(1)                         6.20%      11/1/2029              A          1,000      1,068,690
AZ Hlth Fac Auth Rev AZ
Hlthcare Pooled Fin C(12)                          5.50%       6/1/2014            Aaa          1,130      1,265,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2005

                                                                              RATING:       PRINCIPAL
                                               INTEREST        MATURITY        S&P OR          AMOUNT
INVESTMENTS                                        RATE            DATE       MOODY'S           (000)          VALUE
--------------------------------------------------------------------------------------------------------------------
CA Statewide Cmntys Dev Auth
Rev Daughters of Charity Hlth A                    5.25%       7/1/2035          BBB+    $      5,000   $  5,082,800
Chatham Cnty GA Hosp Auth Rev
Hosp Impt Mem Hlth Univ A                          5.50%       1/1/2034            A-           1,990      2,078,197
Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(16)(17)                            5.00%      2/15/2015           AAA           1,600      1,694,640
Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(16)(17)                            5.00%      2/15/2016           AAA           1,000      1,053,770
CO Hlth Fac Auth Rev Catholic Hlth                 5.25%       9/1/2024            AA           5,065      5,242,782
CO Hlth Fac Auth Rev
Portercare Adventis Hlth                          6.625%     11/15/2026             A           2,000      2,209,600
CT St Hlth & Ed Fac Auth Rev
Kent Sch Ser D(17)                                4.375%       7/1/2023           Aaa             350        344,148
Erie Cnty OH Hosp Facs Rev
Firelands Regl Med Ctr Ser A                       5.50%      8/15/2022             A           1,000      1,044,180
Fargo ND Hlth Sys Rev
Meritcare Obligated Group A(17)                   5.375%       6/1/2027           AAA           1,000      1,048,450
Hamilton Cnty OH Hosp Facs
Cincinnati Childrens Hosp J(12)                    5.25%      5/15/2034           AAA           3,395      3,560,133
Harris Cnty TX Hlth Fac Mem
Hermann Hlthcare Ser A                            6.375%       6/1/2029             A           2,500      2,748,600
Highlands Cnty FL Fac Auth
Rev Hosp Adventist/Sunbelt Ser A                   6.00%     11/15/2031             A           2,750      2,963,098
IL Fin Auth Rev Northwestern
Mem Hosp Ser A                                     5.25%      8/15/2034           AA+          10,000     10,396,700
KY Eco Dev Fin Auth Norton
Hlthcare Inc Ser A(17)                      Zero Coupon       10/1/2025           AAA           4,300      1,505,000
Lauderdale Cnty & Florence AL
Hlthcare Rev Coffee Hlth Ser A(17)                 6.00%       7/1/2029           AAA           1,000      1,112,380
Lubbock TX Hlth Fac Dev Corp
Rev Sears Plains Pj(14)                            5.70%      1/20/2041           AAA           2,490      2,632,503
MD St Hlth & Higher Ed Fac
Auth Rev North Arundel Hosp                        6.50%       7/1/2026             A           1,000      1,132,760
MD St Hlth & Higher Ed Fac
Univ MD Med Sys                                    6.75%       7/1/2030            A3           1,950      2,201,101
Mesa AZ Ind Dev Auth
Discovery Hlth Sys Ser A(17)                       5.75%       1/1/2025           AAA             750        814,680
Minneapolis & St Paul MN Hsg
Healthpartners Oblig Group Pj                     5.875%      12/1/2029          BBB+           2,100      2,205,084
MO St Hlth & Ed Fac Auth
Rites PA 1049 RIBs(2)                             12.11%       6/1/2010           AAA(b)          855      1,052,248

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2005

                                                                               RATING:      PRINCIPAL
                                               INTEREST        MATURITY         S&P OR         AMOUNT
INVESTMENTS                                        RATE            DATE        MOODY'S          (000)          VALUE
--------------------------------------------------------------------------------------------------------------------
MS Hosp Equip & Fac Forrest
Cnty Auth Gen Hosp Pj(13)                          6.00%       1/1/2030            Aaa   $        615   $    682,373
NH Hlth & Ed Fac Auth Rev                          6.00%      10/1/2024             A+            250        270,135
NH Hlth & Ed Fac
Dartmouth-Hitchcock Oblig Gr(13)                   5.50%       8/1/2027            AAA          3,500      3,784,025
NH Hlth & Ed Fac Exeter Pj                         5.75%      10/1/2031             A+          1,550      1,627,624
NH St Hlth & Ed Concord Hosp(13)                   5.50%      10/1/2021            Aaa            710        765,273
NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp                      5.75%       7/1/2031              A          2,565      2,753,784
NM St Hosp Equip Ln Council
Presbyterian Hlthcare Ser A                        5.50%       8/1/2025            Aa3          2,000      2,094,220
OR St Hlth Hsg Ed & Cultural
Fac Auth Rev(2)                                    5.25%     11/15/2019            AAA          2,000      2,153,240
Orange Cnty FL Hlth Fac Auth
Rev Hosp Orlando Regl                              5.75%      12/1/2027              A          1,000      1,065,470
Plymouth MN Hlth Fac Rev West
Hlth Pj Ser A(13)                                 6.125%       6/1/2024            AAA          2,990      3,036,674
RI St Hlth & Ed Bldg RI Hlth                       6.50%      8/15/2032           BBB+          1,000      1,102,350
RI St Hlth & Ed Bldg Roger
Williams Rlty(10)                                  6.50%       8/1/2029            AAA          1,240      1,394,876
SC Jobs Economic Dev Auth
Hosp Facs Rev                                     6.375%       8/1/2034           Baa1          2,000      2,115,420
St Cloud MN Hlthcare Rev Hosp
Oblig Group Ser A(13)                              6.25%       5/1/2018            Aaa          3,320      3,752,164
Sullivan Cnty TN Hlth Ed &
Hsg Fac Bd Rev Hosp                                6.25%       9/1/2022           BBB+          2,000      2,160,460
Tyler TX Hlth Fac Dev Corp
Hosp Rev Mother Frances Hosp                       6.00%       7/1/2027           Baa1          1,500      1,558,650
                                                                                                        ------------
TOTAL                                                                                                     84,773,532
                                                                                                        ------------

HOUSING 6.18%
CO Hsg Fin Auth Multi Fam Hsg
Ser A AMT                                          6.80%      10/1/2037            AA+          2,325      2,373,383
ID Hsg Agy Sing Fam Mtg Ser F AMT(8)(10)           7.45%       7/1/2015            Aaa            140        142,489
ID Hsg & Fin Assn SF Mtg AMT                       5.25%       7/1/2033            Aaa            520        525,195
IL Hsg Dev Auth Multi Fam Hsg
Lawndale AMT(7)(10)                                6.80%      12/1/2016            AAA             70         70,000
IL Hsg Dev Auth Multi Fam Hsg
Lawndale AMT(7)(10)                                7.10%      12/1/2034            AAA            100        100,000
Kansas City MO Ind Dev Auth
No Oak Crossing Sr Ser A-1 AMT(2)                  5.30%      12/1/2020            AAA          1,170      1,198,899
KY Hsg Corp Hsg Rev Ser D AMT                      5.25%       7/1/2022            AAA            500        512,210

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2005

                                                                               RATING:      PRINCIPAL
                                               INTEREST        MATURITY         S&P OR         AMOUNT
INVESTMENTS                                        RATE            DATE        MOODY'S          (000)          VALUE
--------------------------------------------------------------------------------------------------------------------
LA Hsg Fin Agy Mtg Rev
Sing Fam Hmownr B AMT(d)(15)                       5.80%       6/1/2036            Aaa   $      2,000   $  2,145,200
MD St Cmnty Dev Admin Dept
Hsg & Cmnty Dev Ser B AMT                         5.375%       9/1/2022            Aa2          4,160      4,211,293
MD St Cmnty Dev Admin
Residential Ser F AMT                              5.50%       9/1/2022            Aa2          2,500      2,551,575
Minneapolis St Paul MN Hsg
Fin Rev Sing Fam Mtg Ser AB AMT(15)                6.25%      11/1/2030            AAA            315        333,853
MN St Hsg Fin Agy Sing Fam
Mtg Ser G-1 AMT                                    5.60%       7/1/2022            AA+            245        250,517
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownr Ln Pg A-1 AMT(15)                  5.90%       9/1/2035            AAA          2,000      2,163,560
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownr Ln Ser B-1 AMT(15)                 6.25%       3/1/2031            AAA            175        179,734
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(15)                    Zero Coupon        3/1/2029            AAA            565        144,702
MT St Bd Hsg
Sing Fam Mtg Ser A AMT(d)                          5.60%      12/1/2035            AA+          5,000      5,333,300
MT St Bd Hsg Sing Fam
Mtg Ser A-1 AMT(8)(10)                             6.05%      12/1/2037            AA+          4,255      4,357,971
NC Hsg Fin Agy Sing Fam Rev
Ser BB AMT                                         6.25%       3/1/2012             AA            525        534,902
New Orleans LA Fin Auth Mtg
Rev Ser B-2 AMT(15)                                6.00%      12/1/2018            Aaa            325        335,312
OK Hsg Fin Agy Sing Fam Mtg
Ser B-1(15)                                        5.30%       9/1/2026            Aaa             80         81,690
OK Hsg Fin Agy Sing Fam Rev
Cap Apprec Ser D-1(15)                      Zero Coupon        3/1/2029            Aaa          3,000        797,250
OK Hsg Fin Agy Sing Fam Rev
Mtg Hmownr Ser B-1                          Zero Coupon        3/1/2029            Aaa          1,575        420,116
OK Hsg Fin Agy Sing Fam Rev
Mtg Hmownr Ser D-2 AMT(15)                  Zero Coupon        9/1/2030            Aaa          1,510        311,483
Pinellas Cnty FL Hsg Fin Auth
Sing Fam Hsg Rev Multi Cnty Pg
Ser A-1 AMT(d)(15)                                 5.50%       9/1/2035            Aaa          1,000      1,060,180
Prince Georges Cnty MD Hsg
Sing Fam Ser A AMT(9)(15)                          6.15%       8/1/2019            AAA             15         15,597
VT Hsg Fin Agy Sing Fam Hsg
Ser 16-A AMT(13)                                   5.50%      11/1/2021            AAA          2,535      2,580,655
WV St Hsg Dev Fd Hsg Fin
Ser B AMT                                          5.25%      11/1/2018            AAA          2,345      2,372,976
                                                                                                        ------------
TOTAL                                                                                                     35,104,042
                                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2005

                                                                               RATING:      PRINCIPAL
                                               INTEREST        MATURITY         S&P OR         AMOUNT
INVESTMENTS                                        RATE            DATE        MOODY'S          (000)          VALUE
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL 1.44%
Clark Cnty NV Indl Dev Rev Ser C AMT(2)            5.95%      12/1/2038            AAA   $      3,320   $  3,637,724
CT St Dev Auth Solid Wst Dsp
Fac Rev Pfizer Inc AMT                             7.00%       7/1/2025            AAA          2,500      2,578,025
Jacksonville FL Swr & Solid
Wst Disp Fac Rev Anheuser AMT                     5.875%       2/1/2036             A+            500        515,320
RI St Eco Dev Providence
Place Mall(18)                                    6.125%       7/1/2020             AA            550        614,004
Texas City TX Indl Dev Corp
Marine Term Rev Arco Pipe Line                    7.375%      10/1/2020            AA+            650        861,159
                                                                                                        ------------
TOTAL                                                                                                      8,206,232
                                                                                                        ------------

LEASE 5.77%
AZ St Ser A COP(17)                                5.00%      11/1/2020            AAA            200        208,826
Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(17)                         5.75%      12/1/2018            Aaa            555        602,636
Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(17)                         5.75%      12/1/2019            Aaa            315        342,036
Boise City ID Lease Rev Urban
Renewal ADA Cnty Courts(2)                         6.25%      8/15/2019            AAA          7,385      8,320,384
Charlotte NC Govt Fac Pj Ser G COP                5.375%       6/1/2026            AA+          2,250      2,426,018
Grand Rapids MI Pub Sch(17)                        5.00%      11/1/2021            AAA            250        261,860
Greenville Cnty SC Sch Dist
Installment Pur Ref Bldg                           5.50%      12/1/2028            AA-          5,500      5,862,175
Henrico Cnty VA Eco Dev Auth
Pub Fac Lease Rev Jail Pj                         6.125%      11/1/2019            Aa1          1,000      1,133,890
Lancaster Edl Assistance Sch
Dist Lancaster Cnty Pj                             5.00%      12/1/2029           BBB+          1,750      1,756,545
MI St Bldg Auth Rev Ref Facs
Pg Ser I(13)                                       5.00%     10/15/2007            AAA          4,890      5,130,001
Murray City UT Muni Bldg Auth Ser A(2)             5.30%      12/1/2021            Aaa          2,925      3,113,458
Providence RI Redev Agy Rev
Pub Safety & Muni Bldgs Ser A(2)                   5.75%       4/1/2029            Aaa            415        453,910
Spartanburg Cnty SC Sch Dist
McCarthy Teszler Pj(20)                            5.00%       3/1/2022            AAA          1,000      1,045,140
St Paul MN Port Auth Lease
Rev Office Bldg                                    5.00%      12/1/2022            AA+          1,000      1,045,200
West Vly City UT Muni Bldg(2)                      5.50%       8/1/2027            AAA          1,000      1,081,150
                                                                                                        ------------
TOTAL                                                                                                     32,783,229
                                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2005

                                                                              RATING:       PRINCIPAL
                                               INTEREST        MATURITY        S&P OR          AMOUNT
INVESTMENTS                                        RATE            DATE       MOODY'S           (000)          VALUE
--------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS 7.80%
AZ Tourism & Sports Auth Tax Rev
Multipurpose Stadium Fac Ser A(17)                 5.00%       7/1/2031           Aaa    $        670   $    691,869
George L Smith II GA World
Congress Ctr Auth Rev AMT(17)                      5.75%       7/1/2015           AAA           1,500      1,619,535
George L Smith II GA World
Congress Ctr Rev AMT(17)                           5.50%       7/1/2020           AAA             700        747,978
LA Loc Govt Env Fac Pkg Fac
Garage Pj Ser A(2)                                5.375%      10/1/2026           AAA           1,500      1,590,450
Larimer Cnty CO Sales & Use
Tax Rev Fairgrounds & Events(17)                   5.00%     12/15/2019           AAA             750        788,047
MA St Wtr Pollutn Abatement
Tr Rites PA 1221 RIBs                             7.554%       8/1/2011           AAA(c)        4,500      5,040,630
Memphis-Shelby Cnty TN Sports
Memphis Arena Pj(2)                                5.25%      11/1/2023           AAA           1,765      1,887,632
Metropolitan Transn Auth NY
Svc Contract Ser B                                 5.25%       7/1/2006           AA-           5,000      5,149,150
MI Muni Bd Auth Rev Loc Govt
Ln Pg Ser C                                        5.00%       5/1/2008            AA           5,000      5,291,300
Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A RIBs(12)             2.62%       4/1/2014           AAA           3,300      3,291,387
Omaha Convention Hotel Corp
Rites PA 1078 RIBs(2)                              7.27%       4/1/2010           AAA(b)        5,000      5,353,000
Portland OR Urb Ren & Redev
Downtown Waterfront Ref Ser A(2)                   5.50%      6/15/2020           Aaa             650        705,354
Portland OR Urb Ren & Redev
Downtown Waterfront Ref Ser A(2)                   5.75%      6/15/2019           Aaa           1,500      1,660,920
Puerto Rico Pub Bldg Auth Rev
Govt Facs Ser I GTD                                5.25%       7/1/2033            A-           5,000      5,249,700
University FL Resh Fndtn Inc
Cap Impt Rev(2)                                   5.125%       9/1/2033           Aaa           4,000      4,114,840
Westminster CO Sales & Use
Tax Ref Rev(2)                                     5.25%      12/1/2022           AAA           1,090      1,162,736
                                                                                                        ------------
TOTAL                                                                                                     44,344,528
                                                                                                        ------------

POWER 2.19%
Grant Cnty WA Pub Util Dist
No 2 Pr Rap Hydro 2nd Ser B AMT(17)               5.375%       1/1/2018           AAA             300        316,785
Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A-A1(13)                               5.25%       7/1/2020           AAA           2,600      2,770,326
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(d)(20)                                  5.00%       7/1/2025           AAA           3,000      3,146,910

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2005

                                                                               RATING:      PRINCIPAL
                                               INTEREST        MATURITY         S&P OR         AMOUNT
INVESTMENTS                                        RATE            DATE        MOODY'S          (000)          VALUE
--------------------------------------------------------------------------------------------------------------------
Sacramento CA Muni Util Dist
Ref Ser T(12)                                      5.00%      5/15/2030            AAA   $      5,000   $  5,169,800
SC St Pub Svc(13)                                  5.25%       1/1/2019            AAA            950      1,027,929
                                                                                                        ------------
TOTAL                                                                                                     12,431,750
                                                                                                        ------------

PRE-REFUNDED 10.81%
Baltimore MD Rev Water Pj Ser A(13)                6.00%       7/1/2018            AAA            285        321,141
Baltimore MD Rev Water Pj Ser A(13)                6.00%       7/1/2020            AAA            275        309,873
Chisholm Creek Util Auth KS
Bel Aire & Park City KS Pj(17)                     5.25%       9/1/2020            Aaa            320        353,171
Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(17)              Zero Coupon        8/1/2015            AAA          1,000        545,740
Culpeper Cnty VA Sch(13)                           6.00%      1/15/2021            AAA            690        778,237
Dallas TX Indpt Sch Dist PSF GTD                   5.50%      2/15/2017            AAA          8,700      9,702,240
DE Transn Auth Transn Sys Rev Sr                   6.00%       7/1/2020             AA          6,215      7,003,124
Detroit MI Wtr Supply Sys Sr
Lien Ser A(12)                                     5.75%       7/1/2028            AAA          1,500      1,697,880
Fayette Cnty GA Pub Fac Auth
Criminal Justice Ctr Pj                            6.00%       6/1/2030             AA          3,500      3,977,610
Georgetown Cnty SC Sch Dist(13)                    5.25%       3/1/2020            AAA          2,485      2,716,503
Glendale AZ Dev Auth Ed Fac
Rev Amer Graduate Sch Intl(5)                     7.125%       7/1/2020            AAA          1,000      1,021,430
IA Fin Auth Rev ETM                                5.25%      8/15/2021            Aa2            235        243,954
Jackson OH Hosp Fac Rev Cons
Hlth Sys Jackson Hosp(18)                         6.125%      10/1/2023             AA            680        766,924
Lane Cnty OR Sch Dist No 052                      5.625%      6/15/2020            Aa3            800        888,888
Lauderdale Cnty & Florence AL
Hlthcare Auth Rev(17)                              5.75%       7/1/2019            AAA          2,000      2,168,460
MD St Hlth & Higher Ed Fac
Catholic Hlth Initiative Ser A ETM                 6.00%      12/1/2024             AA            100        111,328
New York NY City Muni Wtr Fin
Auth Wtr & Swr Sys Rev Ser A                       5.50%      6/15/2023            AA+          1,050      1,056,941
New York NY Ser A                                  6.00%      5/15/2030              A          1,780      2,016,633
NJ St Transn Tr Fd Auth
Transn Sys Ser B                                   6.00%      6/15/2019            AAA          2,550      2,878,644
North Providence RI Ser A(17)                     6.125%       7/1/2016            AAA          1,410      1,536,505
OH St                                              6.20%       8/1/2013            AA+            750        774,307
Paw Paw MI Pub Sch Dist Sch
Bldg & Site                                        6.00%       5/1/2030             AA            550        618,821
Philadelphia PA Sch Dist Ser A(13)                 5.75%       2/1/2030            AAA          1,200      1,341,708
Phoenix AZ Civic Impt Corp(12)                     6.00%       7/1/2024            AAA          2,400      2,724,528

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2005

                                                                               RATING:      PRINCIPAL
                                               INTEREST        MATURITY         S&P OR         AMOUNT
INVESTMENTS                                        RATE            DATE        MOODY'S          (000)          VALUE
--------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                              6.00%       7/1/2026              A   $      1,500   $  1,528,155
Puerto Rico Comwlth Pub Impt                       6.00%       7/1/2029             A-          1,500      1,527,795
RI St Hlth & Ed Bldg Corp Rev
Hgh Ed Fac Brown Univ                              6.00%       9/1/2025            AA+          7,070      7,316,319
SC Jobs Economic Dev Auth
Hosp Fac Rev                                      7.375%     12/15/2021            BBB          2,000      2,416,940
Sunman Dearborn IN Inter Sch
Bldg Corp First Mtg(12)                            5.00%      1/15/2021            AAA          1,105      1,197,942
VA St Pub Bldg Auth Pub Fac
Rev Ser A                                          5.75%       8/1/2020            AA+            600        669,942
White Hsg Util Dist TN
Robertson/Sumner Cntys Wtr/Swr(13)                 6.00%       1/1/2026            Aaa          1,090      1,219,078
                                                                                                        ------------
TOTAL                                                                                                     61,430,761
                                                                                                        ------------

RESOURCE RECOVERY 0.22%
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B                      7.20%       7/1/2016            Aaa          1,245      1,273,909
                                                                                                        ------------

SALES TAX 0.96%
Grand Forks ND Sales Tax Rev
Ref Alerus Pj Ser A(17)                            4.50%     12/15/2029            Aaa          5,640      5,459,858
                                                                                                        ------------

SPECIAL TAX 2.93%
Ernest N Morial New Orleans
LA Exhibit Hall Auth Spl Tax RIBs                 8.096%      7/15/2028            AAA          5,000      5,541,100
Nassau Cnty NY Interim Fin
Ref-Sales Tax SECD-Ser B(17)                       5.00%     11/15/2007            AAA          9,820     10,314,437
Salida CA Area Pub Fac Fin
Agy Cmnty Fac Dist Spl Tax B
No 1998-1(13)                                      5.25%       9/1/2028            AAA            355        370,655
San Juan Cnty NM Tax/Motor
Ref & Impt(16)(17)                                 5.25%      5/15/2022            AAA            390        418,330
                                                                                                        ------------
TOTAL                                                                                                     16,644,522
                                                                                                        ------------

TOLL ROADS 1.28%
NJ St Tpk Auth Rev Rols RR II
R 323 RIBs(2)                                     7.599%       1/1/2035            Aaa          7,000      7,258,860
                                                                                                        ------------

TRANSPORTATION 5.82%
Billings MT Arpt Rev AMT(17)                       6.10%       7/1/2016            AAA            190        212,051
Billings MT Arpt Rev AMT(17)                       6.20%       7/1/2020            AAA          2,775      3,105,863

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2005

                                                                              RATING:       PRINCIPAL
                                               INTEREST        MATURITY        S&P OR          AMOUNT
INVESTMENTS                                        RATE            DATE       MOODY'S           (000)          VALUE
--------------------------------------------------------------------------------------------------------------------
FL St Tpk Auth Tpk Rev RIBs                       7.031%       7/1/2033           AA-(c) $      3,000   $  3,169,440
Houston TX Arpt Sys Rev Sub
Lien Ser A AMT(12)                                 5.50%       7/1/2012           AAA           1,610      1,752,308
Houston TX Arpt Sys Rev Sub
Lien Ser A AMT(13)                                 5.70%       7/1/2030           AAA           2,615      2,629,879
Metropolitan Washington DC Arpt
Auth Sys Ser A AMT(d)(17)                          5.00%      10/1/2035           AAA           5,000      5,024,200
Muni Secs Trust Ctfs Ser 7006
Tr Ctf Cl B RIBs+(2)                               8.05%       1/1/2031           Aaa           6,250      7,050,250
PA St Tpk Comm Tpk Rev Ser A(2)                    5.25%      12/1/2032           AAA           5,000      5,318,950
Port Kalama WA Rev Ser B AMT                      5.625%      12/1/2015            A3           1,025      1,049,057
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser 9 RIBs(6)(13)                  9.35%       7/1/2026           Aaa             500        518,900
RI St Eco Corp Arpt Rev Ser B(12)                  6.00%       7/1/2020           AAA           1,210      1,354,414
RI St Eco Corp Arpt Rev Ser B(12)                  6.00%       7/1/2028           AAA           1,200      1,345,044
San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(13)                 6.125%       1/1/2027           AAA             495        528,739
                                                                                                        ------------
TOTAL                                                                                                     33,059,095
                                                                                                        ------------

WATER/SEWER 10.44%
Brighton Twp MI San Sew
Drainage Dist(13)                                  5.25%      10/1/2018           AAA           1,615      1,706,425
Broad River NC Wtr Auth(17)                       5.375%       6/1/2026           Aaa             400        433,300
Chisholm Creek Util Auth KS
Bel Aire & Park City KS Pj(17)                     5.25%       9/1/2021           Aaa           1,025      1,096,217
CO Wtr Res & Pwr Dev Parker
Water & San Dist(17)                              5.125%       9/1/2034           AAA           8,350      8,739,778
Gainesville GA Wtr & Sew Rev(13)                  5.375%     11/15/2020           AAA           2,900      3,115,557
Gautier MI Util Dist Util Sys
Rev Ref(12)                                       5.125%       3/1/2019           Aaa             425        449,119
Grand Forks ND Wtr Rev Ser D(17)                  5.375%       9/1/2020           Aaa           1,150      1,237,136
Iowa City IA Swr Rev(13)                          5.375%       7/1/2020           Aaa             620        663,877
KS St Dev Fin Auth Rev Pub
Wtr Supply Revolving Ln 2                          4.75%       4/1/2018           Aa1           1,180      1,200,697
Miami-Dade Cnty FL
Stormwater Util Rev(17)                            5.00%       4/1/2027           Aaa           3,105      3,241,496
Midlothian TX Wtr Dist(13)                  Zero Coupon        9/1/2022           AAA           2,000        859,720
New York City NY Muni Wtr Fin                     5.125%      6/15/2031           AA+           5,000      5,166,950
OR St Bd Bk Rev OR Econ
Cmnty Dev Dept Ser A(17)                           5.50%       1/1/2017           AAA             570        614,380
Paragould AR Wtr Swr & Elec Rev(2)                 5.65%      12/1/2025           AAA             615        666,519

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
NATIONAL TAX-FREE FUND MARCH 31, 2005

                                                                               RATING:      PRINCIPAL
                                               INTEREST        MATURITY         S&P OR         AMOUNT
INVESTMENTS                                        RATE            DATE        MOODY'S          (000)          VALUE
--------------------------------------------------------------------------------------------------------------------
Raleigh NC Comb Entrprse                           5.00%       3/1/2031            AAA   $     11,980   $ 12,361,803
Rockingham NC COP(2)                               5.00%       4/1/2020            AAA          1,205      1,275,721
SD Conservancy Dist(2)                             5.00%       8/1/2022            Aaa          2,700      2,811,078
SD Conservancy Dist Rev Clean
Wtr St Revolving Fd(2)                             5.00%       8/1/2022            Aaa            500        518,325
TX Wtr Dev Bd Rev St
Revolving Fd Sr Lien Ser B                        5.625%      7/15/2021            AAA          6,885      7,444,475
UT Wtr Fin Agy Rev Pooled LN
Fin Pg(2)                                         5.125%       7/1/2023            Aaa          1,000      1,048,250
WV St Wtr Dev Auth Rev Loan
Pg III Ser A AMT(2)                                6.25%       7/1/2030            AAA          1,470      1,653,838
WV Wtr Dev Auth Infra Rev Ser A(2)                 5.50%      10/1/2023            AAA            900        992,529
WV Wtr Dev Auth Infra Rev Ser A(13)               5.625%      10/1/2026            AAA          1,555      1,693,597
York Cnty VA Swr Rev                              5.875%       6/1/2024            Aa3            330        365,201
                                                                                                        ------------
TOTAL                                                                                                     59,355,988
                                                                                                        ------------
TOTAL MUNICPAL BONDS (Cost $546,177,724)                                                                 575,391,409
                                                                                                        ============

                                                                                           SHARES
                                                                                            (000)
                                                                                          -------
SHORT-TERM INVESTMENTS 0.67%

MONEY MARKET MUTUAL FUNDS 0.67%
Dreyfus Municipal Cash Management Plus                                                      3,813          3,812,634
SSgA Tax Free Money Market Fund                                                                 5              5,494
                                                                                                     ---------------
TOTAL SHORT-TERM INVESTMENTS (Cost $3,818,128)                                                             3,818,128
                                                                                                     ===============
TOTAL INVESTMENTS IN SECURITIES 101.91% (Cost $549,995,852)                                              579,209,537
                                                                                                     ===============
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (1.91%)                                                   (10,850,266)
                                                                                                     ---------------
NET ASSETS 100.00%                                                                                   $   568,359,271
                                                                                                     ===============

SCHEDULE OF INVESTMENTS (UNAUDITED)
CALIFORNIA TAX-FREE FUND MARCH 31, 2005

                                                                                  PRINCIPAL
                                                                                     AMOUNT
                                                                                      (000)
                                                                               ------------
MUNICIPAL BONDS 99.36%

EDUCATION 16.19%
Abag Fin Auth For Nonprofit
Corp CA Rev Sch of Mech Arts             5.25%      10/1/2026             A3   $        500        513,780

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
CA Ed Fac Auth Rev Pepperdine Univ                            5.75%      9/15/2030              A1   $       2,000   $   2,155,100
CA Ed Fac Auth Rev Res Ctfs
Ser 113 RIBs                                                 7.795%      12/1/2027             AAA           2,525       2,734,423
CA Ed Fac Auth Rev Scripps College                            5.25%       8/1/2021              A1             425         444,720
CA Ed Fac Auth Rev Scripps College                            5.25%       8/1/2026              A1           1,145       1,186,621
CA Ed Fac Auth Rev Univ of
San Diego(2)                                                  5.00%      10/1/2028             Aaa           1,250       1,284,825
CA Ed Fac Auth Rev Univ of
San Francisco(17)                                             6.00%      10/1/2016             AAA              75          80,098
CA Ed Fac Auth Rev Univ of
San Francisco(17)                                             6.00%      10/1/2026             AAA           2,565       2,737,394
CA Ed Fac Auth Rev Univ of
Southern CA                                                   5.50%      10/1/2027             AA+           1,160       1,237,848
CA St Univ Fndtn Rev Monterey Bay(17)                         5.30%       6/1/2022             AAA             250         266,862
CA St Univ Fndtn Rev
Sacramento Auxiliary Ser A(17)                                5.50%      10/1/2027             AAA             400         434,452
CA St Univ Rev & Colleges Hsg Sys(12)                         5.90%      11/1/2021             AAA           1,045       1,088,106
CA Statewide Cmntys Dev Auth
Aux Fndtn CA St Univ(17)                                      5.20%       6/1/2024             AAA             525         547,717
Golden Vly Unif Sch Dist Fin Pj(2)                            5.35%       7/1/2027             AAA           2,250       2,351,700
Los Angeles CA Unif Sch Dist
Admin Bldg Pj Ser COP(2)                                      5.00%      10/1/2031             Aaa           3,025       3,083,715
Los Angeles CA Unif Sch Dist Ser A(13)                        5.00%       7/1/2022             AAA           1,500       1,566,810
Los Angeles CA Unif Sch Dist Ser D(12)                       5.375%       7/1/2025             AAA           1,000       1,059,500
San Ysidro CA Sch Dist Cap
Apprec Election 1997 Ser D(12)                         Zero Coupon        8/1/2028             AAA           1,000         291,240
Univ CA Rev Multi Purp Ser K                                  5.25%       9/1/2024              AA           1,545       1,606,831
Univ CA Revs Research Facs Ser E(2)                           5.00%       9/1/2031             AAA           2,000       2,043,860
Univ CA Revs Research
Multipl Purp Pj Ser Q(13)                                     5.00%       9/1/2031             AAA           2,000       2,048,160
                                                                                                                     -------------
TOTAL                                                                                                                   28,763,762
                                                                                                                     -------------

GENERAL OBLIGATION 19.37%
Antelope Vly CA Unif High Sch(17)                             5.00%       8/1/2022             AAA           2,180       2,277,926
Barstow CA Unif Sch Dist Ser A(12)                            5.00%       8/1/2026             Aaa           2,500       2,580,225
Berryessa CA Unif Sch Dist
Election of 1999 Ser B(13)                                    5.25%       8/1/2019             AAA           1,015       1,099,012
CA St Ref(12)                                                 5.25%       9/1/2030             AAA             890         923,838
CA St Previous Veterans Ser B J AMT                           5.70%      12/1/2032             AA-             640         647,597
California St Var Purp                                        5.25%      11/1/2027               A             520         545,579

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Capistrano CA Unif Sch Dist
Fac Impt Dist No 001 Ser A(12)                                6.00%       8/1/2024             AAA   $      2,500    $   2,786,900
Escondido CA Unif Sch Dist Ser A(13)                          5.25%       8/1/2022             AAA           2,000       2,144,100
Franklin-McKinley CA Sch Dist Ser B(13)                       5.00%       8/1/2027             AAA             675         698,173
Mojave CA Unif Sch Dist Sch
Fac Impt Dist No 001(12)                                      5.00%       8/1/2024             AAA           1,060       1,097,365
Mojave CA Unif Sch Dist Sch
Facs Impt Dist No 001(12)                                     5.25%       8/1/2022             AAA           1,230       1,322,644
Montebello CA Unif Sch Dist(13)                               5.00%       8/1/2020             AAA             350         367,472
Mount Pleasant CA Elem Sch
Dist 1998 Election Ser C(13)                                  5.50%       3/1/2026             AAA             465         502,986
Oxnard CA Unif High Sch Dist
Ref Ser A(17)                                                 6.00%       2/1/2020             AAA             650         758,946
Oxnard CA Unif High Sch Dist
Ref Ser A(17)                                                 6.20%       8/1/2030             AAA           3,000       3,473,490
Pittsburg CA Redev Agy Los
Medanos Cmnty Dev Pj(2)                                Zero Coupon        8/1/2026             AAA           3,500       1,140,160
Pittsburg CA Unif Sch Dist Ser E(13)                          6.00%       8/1/2024             AAA           1,380       1,488,247
Pomona CA Unif Sch Dist(17)                                   6.15%       8/1/2030             AAA           1,000       1,190,760
Pomona CA Unif Sch Dist Ser A(17)                             6.55%       8/1/2029             AAA           1,000       1,259,750
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                                5.375%       7/1/2028              A-             995       1,051,247
Riverside CA Cmnty College Ser A(17)                          5.50%       8/1/2029             AAA           1,355       1,478,711
San Gabriel CA Unif Sch Dist Ser A(13)                        5.00%       8/1/2024             AAA           2,725       2,821,056
Santa Cruz CA City Elem Sch
Dist Ser B(12)                                                6.00%       8/1/2029             AAA           2,500       2,763,900
                                                                                                                     -------------
TOTAL                                                                                                                   34,420,084
                                                                                                                     -------------

HEALTHCARE 2.65%
CA Infrastr & Econ Dev Bk Rev
Kaiser Hosp Ser A                                             5.50%       8/1/2031               A           1,300       1,351,792
CA Infrastr & Econ Dev Bk Rev
Kaiser Hosp Ser B                                             5.55%       8/1/2031               A             650         680,349
CA Infrastr & Econ Scripps
Research Instl Ser A                                          5.75%       7/1/2030             Aa3           1,500       1,601,535
Torrance CA Hosp Rev Torrance
Memorial Med Ctr Ser A                                        5.50%       6/1/2031              A+             500         516,365
Torrance CA Hosp Rev Torrance
Memorial Med Ctr Ser A                                        6.00%       6/1/2022              A+             500         557,105
                                                                                                                     -------------
TOTAL                                                                                                                    4,707,146
                                                                                                                     -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL 5.34%
CA Pollutn Ctrl Fin Auth Rev
Southern CA Ser B AMT(2)(19)                                  6.40%      12/1/2024             AAA   $       9,435   $   9,484,439
                                                                                                                     -------------

LEASE 11.81%
CA St Pub Wk Brd Lease Rev
Dept Gen Svcs Teale Data(2)                                   5.25%       3/1/2020             AAA           1,000       1,060,490
California St Pub Wks Brd Lease Rev
Dept Gen Svcs Butterfield St A(d)                             5.25%       6/1/2030              A-           1,000       1,038,220
Inglewood CA Pub Fin Auth Rev Ser A(2)                        5.25%       8/1/2021             AAA             600         644,388
Orange Cnty CA Recovery Partn
Residual Ser 128 COP RIBs(17)                                9.145%       7/1/2019             AAA(c)        2,500       2,789,250
Orange Cnty CA Recovery Partn Ser A(17)                       6.00%       7/1/2026             AAA             750         795,285
Palm Springs CA Fin Auth
Convention Ctr Pj Ser A(17)                                   5.50%      11/1/2035             AAA           1,000       1,098,330
Plumas Cnty CA Cap Impt Prog
Ser A COP(2)                                                  5.25%       6/1/2023             AAA           1,365       1,462,215
Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)                                         5.00%      12/1/2020             AAA           2,000       2,074,900
Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)                                         5.00%      12/1/2026             AAA             900         920,025
San Buenaventura CA Ser C COP(2)                              5.25%       2/1/2031             AAA           2,575       2,695,356
San Francisco CA City & Cnty
San Bruno Jail No 3(2)                                        5.25%      10/1/2033             AAA           5,000       5,235,550
Santa Ana CA Unif Sch Dist
Fin Pj COP(13)                                         Zero Coupon        4/1/2019             AAA           2,295       1,167,558
                                                                                                                     -------------
TOTAL                                                                                                                   20,981,567
                                                                                                                     -------------

MISCELLANEOUS 2.19%
CA Infra & Econ Bk Rev YMCA
Metropolitan LA Pj(2)                                         5.25%       2/1/2026             AAA           2,000       2,116,420
Fontana CA Pub Fin Auth Tax
North Fontana Redev Pj Ser A(2)                               5.50%       9/1/2032             AAA           1,000       1,071,820
Oakland CA JT Pwrs Fin Auth
Reassmt Rev                                                   5.50%       9/2/2024              A-             405         429,154
Puerto Rico Pub Fin Corp
Unrefunded Bal Comwlth Ser E                                  5.50%       8/1/2029            BBB+             250         268,630
                                                                                                                     -------------
TOTAL                                                                                                                    3,886,024
                                                                                                                     -------------

POWER 2.96%
CA St Dept Wtr Res Pwr Supply
Rev Insured Series(20)                                       5.375%       5/1/2017             AAA             500         541,250
Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A(16)(17)                                         5.00%       7/1/2024             AAA             850         876,537
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(17)                                                5.00%       7/1/2032             AAA           1,500       1,557,330

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(d)(12)                                             5.00%       7/1/2035             AAA   $       1,000   $   1,041,430
Puerto Rico Elec Pwr Auth Rev Ser II(13)                     5.125%       7/1/2026             AAA             500         529,040
Shasta CA Jt Pwrs Fin Auth
Cnty Admin Bldg Pj Ser A(17)                                  5.25%       4/1/2023             AAA             675         715,622
                                                                                                                     -------------
TOTAL                                                                                                                    5,261,209
                                                                                                                     -------------

PRE-REFUNDED 9.03%
Anaheim CA Unif High Sch Dist Ser A(13)                       5.00%       8/1/2025             AAA             785         858,319
CA Ed Fac Auth Rev Pooled
College/Univ Ser C ETM                                        6.50%       6/1/2020            Baa3           3,000       3,426,270
CA Infra & Econ Dev Bk Rev Asian
Museum Fdtn(17)                                               5.25%       6/1/2030             AAA             115         122,107
Centinela Vly CA Unif High
Sch Election 2000 Ser D ETM(12)                               5.25%       8/1/2024             AAA           1,145       1,212,956
El Monte CA City Sch Dist Ser A(13)                           6.25%       5/1/2025             AAA           1,230       1,416,050
Fremont CA Unif High Sch Dist
Santa Clara Cnty Ser B(12)                                    5.25%       9/1/2025             AAA           1,000       1,098,910
Los Angeles CA Cmnty College Dist Ser A(17)                   5.00%       6/1/2026             AAA           2,375       2,589,438
MSR Pub Pwr Agy CA San
Juan Pj Rev Ser D ETM(17)                                     6.75%       7/1/2020             AAA             950       1,138,803
Puerto Rico Comwlth Pub Impt Ser A                           5.375%       7/1/2028             AAA             505         559,121
Puerto Rico Pub Fin Corp Approp E                             5.50%       8/1/2029             Aaa             750         833,565
Santa Cruz CA City High Sch Ser B(12)                         6.00%       8/1/2029             AAA           1,000       1,105,560
Southwestern Cmnty College Dist CA(2)                        5.375%       8/1/2025             AAA           1,500       1,679,310
                                                                                                                     -------------
TOTAL                                                                                                                   16,040,409
                                                                                                                     -------------

RESOURCE RECOVERY 1.77%
CA Poll Ctrl Fin Auth Rev
Pacific Gas/Elec Ser A AMT(17)                                5.35%      12/1/2016             AAA           2,000       2,132,360
CA Poll Ctrl Fin Auth Solid
Waste Mgmt Inc Pj Ser A-2 AMT(d)                              5.40%       4/1/2025             BBB           1,000       1,014,990
                                                                                                                     -------------
TOTAL                                                                                                                    3,147,350
                                                                                                                     -------------

SPECIAL TAX 6.89%
CSUCI Fin Auth Rev CA East
Campus Cmnty Ser A(17)                                        5.25%       9/1/2026             AAA           5,500       5,755,145
Riverside Cnty CA Redev Agy
Tax Alloc Jupura Vly Pj(2)                                    5.25%      10/1/2035             AAA           2,000       2,090,500
RNR Sch Fin Auth CA Spl Tax
Cmnty Fac Dist No 92-1 Ser A(2)                              5.625%       9/1/2030             AAA           3,985       4,389,717
                                                                                                                     -------------
TOTAL                                                                                                                   12,235,362
                                                                                                                     -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
CALIFORNIA TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION 12.00%
Bay Area Govt Assn CA Rev
Bart SFO Extn Arpt Premium A(2)                               5.00%       8/1/2026             AAA   $       2,000   $   2,051,620
Fresno CA Arpt Rev Ser A(13)                                  5.50%       7/1/2030             AAA           1,500       1,624,845
Port Oakland CA Port Rev Ser J(17)                            5.50%      11/1/2026             AAA           5,000       5,325,050
Puerto Rico Comwlth Hwy &
Transn Auth Ser G(12)                                         5.25%       7/1/2021             AAA           1,000       1,083,290
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                  5.75%       7/1/2041               A           5,400       5,992,056
San Francisco CA City & Cnty
Aprt Commn Ser 2 Issue 15A AMT(13)                            5.00%       5/1/2017             AAA           2,000       2,060,180
San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(13)                            6.125%       1/1/2027             AAA             490         523,398
San Francisco CA City & Cnty
Commn Intl Arpt Rev AMT(13)                                   5.75%       1/1/2014             AAA             500         541,630
San Francisco CA City & Cnty
Ref Second Ser 28B(17)                                        5.25%       5/1/2023             AAA           2,000       2,114,740
                                                                                                                     -------------
TOTAL                                                                                                                   21,316,809
                                                                                                                     -------------

WATER/SEWER 9.16%
CA Statewide Cmntys Dev Auth
Wtr Rev Pooled Fin Pg Ser C(13)                               5.25%      10/1/2034             AAA             500         526,215
El Monte CA Wtr Auth Rev(2)                                   5.60%       9/1/2029             AAA           2,000       2,213,160
Imperial CA Ref Wtr Fac COP(12)                               5.00%     10/15/2020             AAA           3,250       3,399,142
Orange Cnty CA Santn Dist COP(12)                             5.25%       2/1/2027             AAA           4,265       4,515,100
Oxnard CA Fin Auth Wastewtr
Redwood Trunk Swr & Headwk A(12)                              5.25%       6/1/2034             AAA           2,000       2,103,760
Palo Alto CA Util Rev Ser A                                   6.25%       6/1/2020             AA+           1,610       1,635,647
San Luis Opispo Cnty CA Ser A(17)                            5.375%       8/1/2030             AAA           1,800       1,889,316
                                                                                                                     -------------
TOTAL                                                                                                                   16,282,340
                                                                                                                     -------------
TOTAL MUNICIPAL BONDS (Cost $167,960,227)                                                                              176,526,501
                                                                                                                     =============

                                                                                                            SHARES
                                                                                                             (000)
                                                                                                            ------
SHORT-TERM INVESTMENT 0.23%

MONEY MARKET MUTUAL FUND 0.23%
Dreyfus General CA Municipal Money Market
Fund Class A (Cost $404,695)                                                                                   405         404,695
                                                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES 99.59%
(Cost $168,364,922)                                                                                                    176,931,196
                                                                                                                     =============
CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES 0.41%                                                                                                          725,562
                                                                                                                     -------------
NET ASSETS 100.00%                                                                                                   $ 177,656,758
                                                                                                                     =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
CONNECTICUT TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 99.35%

EDUCATION 21.69%
CT St Hlth & Ed Fac Auth Rev
CT College Ser E(17)                                          5.25%       7/1/2022             AAA   $         400   $     434,396
CT St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I(17)                                      5.25%       7/1/2019             AAA             600         642,012
CT St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I(17)                                      5.50%       7/1/2029             AAA           1,235       1,328,440
CT St Hlth & Ed Fac Auth Rev
Griffin Hosp Ser B(18)                                        5.00%       7/1/2023             Aa3             500         511,230
CT St Hlth & Ed Fac Auth Rev
Gunnery Sch(18)                                               5.35%       7/1/2031              AA             695         738,027
CT St Hlth & Ed Fac Auth Rev
Kent Sch Ser D(17)                                           4.125%       7/1/2022             Aaa             250         239,695
CT St Hlth & Ed Fac Auth Rev
Loomis Chaffee Sch Ser D                                      5.25%       7/1/2031              A2           2,750       2,909,088
CT St Hlth & Ed Fac Auth Rev
Miss Porters Sch Ser A                                        5.75%       7/1/2029              A+           3,200       3,449,440
CT St Hlth & Ed Fac Auth Rev
Norwich Free Academy Ser A(2)                                 5.00%       7/1/2034             AAA           1,250       1,295,775
CT St Hlth & Ed Fac Auth Rev
Suffield Academy Ser A(17)                                    5.40%       7/1/2027             AAA           1,350       1,443,326
CT St Hlth & Ed Fac Auth Rev
Trinity College Ser G(2)                                      5.00%       7/1/2021             AAA           1,000       1,048,910
CT St Hlth & Ed Fac Auth Rev
Univ CT Fndtn Ser A                                           5.25%       7/1/2019             Aa3             200         214,562
CT St Hlth & Ed Fac Auth Rev
Univ CT Fndtn Ser A                                          5.375%       7/1/2029             Aa3             210         219,641
CT St Hlth & Ed Fac Auth Rev
Univ Hartford Ser E(18)                                       5.25%       7/1/2032              AA           2,900       3,026,498
CT St Hlth & Ed Fac Auth Rev
Univ New Haven Issue D(1)(4)                                  6.70%       7/1/2026               A           1,000       1,039,380
CT St Hlth & Ed Fac Auth Rev
Unrefunded Bal Sacrd Hrt Ser C                                6.50%       7/1/2016            BBB-             275         286,635
University CT Ser A(17)                                      5.125%      2/15/2021             AAA             675         718,727
                                                                                                                     -------------
TOTAL                                                                                                                   19,545,782
                                                                                                                     -------------

GENERAL OBLIGATION 17.72%
Bridgeport CT Ser C(12)                                       4.75%      8/15/2021             AAA           1,000       1,019,740
Bridgeport CT Ser C(12)                                       5.00%      8/15/2020             AAA             500         520,120
CT St Ref Ser B(d)(2)                                         5.25%       6/1/2020             AAA             500         551,875
CT St Ser D(17)                                               5.00%      12/1/2024             AAA           1,000       1,053,170
Hartford Cnty CT Met Dist(2)                                  5.00%       5/1/2024             AAA             500         525,610

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Hartford CT                                                   6.50%     12/15/2005               A   $         730   $     749,586
Montville CT                                                  6.70%      6/15/2009             Aa3             550         624,272
Montville CT                                                  6.70%      6/15/2010             Aa3             575         664,913
New Haven CT(12)                                              5.00%      11/1/2019             AAA             560         596,938
New Haven CT Ser A(2)                                         5.00%      11/1/2021             AAA           1,000       1,050,740
Puerto Rico Comwlth Pub Impt                           Zero Coupon        7/1/2018              A-           2,035       1,113,064
Puerto Rico Comwlth Pub Impt Ser A                            5.25%       7/1/2023              A-           2,300       2,435,355
Puerto Rico Comwlth
Unrefunded Bal Pub Impt(13)                                  5.125%       7/1/2030             AAA             945         994,064
Redding CT                                                    6.60%      4/15/2010             Aa1             100         115,272
Stamford CT Parking Garage                                    5.25%       2/1/2023             AAA             155         166,885
Waterbury CT(13)                                             5.125%       4/1/2022             AAA           2,250       2,370,735
Waterbury CT Ser A(13)                                        5.00%       4/1/2019             AAA           1,250       1,316,987
West Haven CT(17)                                             6.50%      6/15/2006             AAA             100         104,504
                                                                                                                     -------------
TOTAL                                                                                                                   15,973,830
                                                                                                                     -------------

HEALTHCARE 8.14%
CT St Dev Auth Rev Duncaster Inc Pj(18)                      5.125%       8/1/2022              AA             235         245,309
CT St Hlth & Ed Fac Auth Rev
Bridgeport Hosp Ser A(17)                                    6.625%       7/1/2018             AAA           1,250       1,255,375
CT St Hlth & Ed Fac Auth Rev
Bristol Hosp Ser B(18)                                        5.50%       7/1/2021              AA           1,000       1,095,630
CT St Hlth & Ed Fac Auth Rev
Catholic Hlth East Ser F(17)                                 5.625%     11/15/2020             AAA             325         355,040
CT St Hlth & Ed Fac Auth Rev
Child Care Fac Prog Ser C(2)                                 5.625%       7/1/2029             AAA           1,000       1,080,850
CT St Hlth & Ed Fac Auth Rev
CT College Ser E(17)                                          5.00%       7/1/2032             AAA           1,050       1,085,742
CT St Hlth & Ed Fac Auth Rev
Kent Sch Ser D(17)                                           4.375%       7/1/2023             Aaa             500         491,640
CT St Hlth & Ed Fac Auth Rev
St. Francis Hosp & Med(18)                                    5.00%       7/1/2022              AA           1,000       1,039,620
CT St Hlth & Ed Fac Auth Rev
Waterbury Hosp Issue Ser C(18)                                5.75%       7/1/2029              AA             650         691,548
                                                                                                                     -------------
TOTAL                                                                                                                    7,340,754
                                                                                                                     -------------

HOUSING 1.21%
CT St Hsg Fin Auth Hsg Mtg
Fin Pg Ser D 2 AMT                                            5.15%     11/15/2022             AAA             555         560,350
CT St Hsg Fin Auth Spl Oblig
Grp Home Mtg(2)                                               5.85%      6/15/2030             AAA             500         528,650
                                                                                                                     -------------
TOTAL                                                                                                                    1,089,000
                                                                                                                     -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL 3.43%
CT St Dev Auth Govt Lease Rev(17)                             6.60%      6/15/2014             AAA   $         500   $     509,800
CT St Dev Auth Solid Wst Dsp
Fac Rev Pfizer Inc AMT                                        7.00%       7/1/2025             AAA           2,500       2,578,025
                                                                                                                     -------------
TOTAL                                                                                                                    3,087,825
                                                                                                                     -------------

MISCELLANEOUS 2.62%
CT St Hlth & Ed Fac Auth Rev
Trinity College Ser H(17)                                     4.75%       7/1/2023             AAA           1,030       1,056,276
Puerto Rico Pub Bldg Auth Rev
Unrefunded Bal Govt Facs Ser D                                5.25%       7/1/2036              A-           1,000       1,039,560
Puerto Rico Pub Fin Corp
Unrefunded Bal Comwlth Ser E                                  5.50%       8/1/2029            BBB+             250         268,630
                                                                                                                     -------------
TOTAL                                                                                                                    2,364,466
                                                                                                                     -------------

POWER 7.51%
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(17)                  5.00%       7/1/2032             AAA           1,500       1,557,330
Puerto Rico Elec Pwr Auth Rev Ser II(13)                     5.125%       7/1/2026             AAA           2,925       3,094,884
Puerto Rico Elec Pwr Auth Rev Ser II                          5.25%       7/1/2031              A-           1,000       1,048,980
Puerto Rico Elec Pwr Auth Ser HH(13)                          5.25%       7/1/2029             AAA           1,000       1,069,550
                                                                                                                     -------------
TOTAL                                                                                                                    6,770,744
                                                                                                                     -------------

PRE-REFUNDED 25.03%
CT St Hlth & Ed Fac Auth Rev
Auth Rev Sacred Heart Ser C                                   6.50%       7/1/2016            BBB-             725         771,871
CT St Hlth & Ed Fac Auth Rev
Trinity College Ser E(17)                                    5.875%       7/1/2026             AAA           1,090       1,154,310
CT St Ser A                                                  5.625%      4/15/2020             Aa3           1,000       1,116,360
CT St Ser A                                                   6.00%      4/15/2015              AA           1,000       1,133,610
CT St Ser B                                                   5.60%      6/15/2020             Aa3             250         275,598
CT St Ser D                                                  5.125%     11/15/2018             Aa3           1,500       1,623,375
CT St Spl Tax Oblig Rev
Transn Infra Ser A(12)                                        6.00%      12/1/2018             AAA           1,000       1,126,480
Muni Secs Trust Ctfs Ser 7005
Cl B RIBs ETM+                                                8.60%      10/1/2040             Aaa           1,000       1,156,460
New Haven CT(12)                                             5.375%      2/15/2011             AAA           1,500       1,565,835
Puerto Rico Comwlth                                           6.00%       7/1/2026             AAA           1,000       1,083,480
Puerto Rico Comwlth Pub Impt(13)                             5.125%       7/1/2030             AAA           1,505       1,645,341
Puerto Rico Comwlth Pub Impt Ser A                            5.00%       7/1/2027             AAA           1,170       1,274,282
Puerto Rico Comwlth Pub Impt Ser A(12)                        5.00%       7/1/2032             AAA           4,285       4,666,922
Puerto Rico Elec Pwr Auth Rev Ser X                          6.125%       7/1/2021              A-             750         771,855
Puerto Rico Pub Fin Corp Approp E                             5.50%       8/1/2029             Aaa             750         833,565

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
CONNECTICUT TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
University CT Rev Student Fee Ser A(12)                       5.75%     11/15/2020             AAA    $        205   $     230,998
University CT Rev Student Fee Ser A                           6.00%     11/15/2021             AA-             390         444,401
University CT Rev Student Fee Ser A(12)                       6.00%     11/15/2025             AAA             500         569,745
University CT Ser A(12)                                      5.625%       3/1/2020             AAA           1,000       1,113,950
                                                                                                                     -------------
TOTAL                                                                                                                   22,558,438
                                                                                                                     -------------

RESOURCE RECOVERY 1.15%
Stamford CT Wtr Poll Ctl Sys &
Fac Rev Ser A                                                 5.00%     11/15/2032             AA+           1,000       1,033,880
                                                                                                                     -------------

TRANSPORTATION 7.88%
CT St Spl Tax Oblig Rev Rites
PA 1039 R-A RIBs(13)                                         7.816%       1/1/2010             AAA             500         609,480
CT St Spl Tax Oblig Rev Rites
PA 1039 R-B RIBs(13)                                         7.816%       1/1/2010             AAA             785         926,630
CT St Spl Tax Oblig Rev Rites
PA 1039 R-C RIBs(13)                                         7.066%       7/1/2017             AAA           2,250       2,469,555
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D(13)                                     5.00%       7/1/2032             AAA           1,000       1,034,280
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser G                                         5.00%       7/1/2033               A           1,000       1,020,230
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                  5.25%       7/1/2038               A           1,000       1,040,810
                                                                                                                     -------------
TOTAL                                                                                                                    7,100,985
                                                                                                                     -------------

WATER/SEWER 2.97%
CT St Dev Auth Wtr Bridgeport AMT(2)(19)                      6.15%       4/1/2035             AAA             500         536,985
South Cent CT Regl Wtr Auth
Sys Rev 16th Ser(2)                                          5.375%       8/1/2030             AAA           1,000       1,070,890
South Cent CT Regl Wtr Auth
Sys Rev 16th Ser(2)                                          5.375%       8/1/2025             AAA           1,000       1,072,380
                                                                                                                     -------------
TOTAL                                                                                                                    2,680,255
                                                                                                                     -------------
TOTAL MUNICIPAL BONDS (Cost $84,612,448)                                                                                89,545,959
                                                                                                                     =============

                                                                                                            SHARES
                                                                                                             (000)
                                                                                                            ------
SHORT-TERM INVESTMENT 0.22%

MONEY MARKET MUTUAL FUND 0.22%
Dreyfus CT Muni Cash Management (Cost $200,867)                                                                201         200,867
                                                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES 99.57%
(Cost $84,813,315)                                                                                                      89,746,826
                                                                                                                     =============
CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES 0.43%                                                                                                          388,259
                                                                                                                     -------------
NET ASSETS 100.00%                                                                                                   $  90,135,085
                                                                                                                     =============

                       SEE NOTES TO FINANCIAL STATEMENTS.
42

SCHEDULE OF INVESTMENTS (UNAUDITED)
HAWAII TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 100.02%

EDUCATION 7.45%
HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)                                  5.65%      10/1/2016             AAA   $       1,000   $   1,025,140
HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)                                  5.70%      10/1/2025             AAA             380         389,645
Univ HI Univ Sys Rev(12)                                     5.125%      7/15/2032             AAA           1,000       1,040,240
Univ HI Univ Sys Rev Ser A(12)                                5.50%      7/15/2029             AAA           2,500       2,703,900
                                                                                                                     -------------
TOTAL                                                                                                                    5,158,925
                                                                                                                     -------------

GENERAL OBLIGATION 26.68%
HI Cnty HI Ser A(13)                                          5.00%      7/15/2023             AAA           1,000       1,044,710
HI Cnty HI Ser A(17)                                          5.00%      7/15/2024             AAA           1,000       1,045,240
HI Cnty HI Ser A(17)                                          5.25%      7/15/2023             AAA             595         640,190
HI Cnty HI Ser A(12)                                          5.50%      7/15/2017             AAA           1,045       1,137,848
HI Cnty HI Ser A(12)                                          5.60%       5/1/2013             AAA           1,780       2,002,198
HI Cnty HI Ser A(13)                                         5.625%      5/15/2019             AAA             545         594,350
HI St Ser BZ                                                  6.00%      10/1/2010             AA-             500         564,060
HI St Ser BZ                                                  6.00%      10/1/2012             AA-             500         573,915
HI St Ser CA(12)                                              8.00%       1/1/2013             AAA           2,000       2,552,280
HI St Ser CP(12)                                              5.00%      10/1/2016             AAA             900         947,880
HI St Ser CZ(13)                                              5.25%       7/1/2018             AAA           1,000       1,073,930
HI St Ser DE(17)                                              5.00%      10/1/2024             AAA           1,000       1,046,130
Kauai Cnty HI Pub Impt Ser B(17)                              5.25%       8/1/2017             AAA              95         100,511
Kauai Cnty HI Ser A(17)                                       5.50%       8/1/2021             AAA           2,495       2,702,085
Maui Cnty HI(17)                                              5.00%       3/1/2025             AAA           1,000       1,046,080
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                                5.375%       7/1/2028              A-           1,330       1,405,185
                                                                                                                     -------------
TOTAL                                                                                                                   18,476,592
                                                                                                                     -------------

HEALTHCARE 7.94%
HI St Dept Budget & Fin Spl
Purp Rev St Francis Med Ctrs(13)                              6.50%       7/1/2022             AAA           1,145       1,149,855
HI St Dept Bldg & Fin Spl
Purp Rev Kapiolani Hlth                                       6.20%       7/1/2016            BBB+           1,000       1,051,550
HI St Dept Bldg & Fin Spl
Purp Rev Kapiolani Hlth                                       6.25%       7/1/2021            BBB+           2,000       2,103,540

                       SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
HI St Dept Bldg & Fin Spl
Purp Rev The Queens Hlth Sys Ser B(17)                        5.25%       7/1/2023             AAA   $       1,000   $   1,039,350
Puerto Rico Indl Tourist Ed
Mutuo Oblig Grp Ser A(17)                                     6.25%       7/1/2024             AAA             150         153,847
                                                                                                                     -------------
TOTAL                                                                                                                    5,498,142
                                                                                                                     -------------

HOUSING 4.40%
HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser A AMT(11)                                7.10%       7/1/2024             AAA             655         656,336
HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(11)                                    5.30%       7/1/2028             AAA             850         859,605
HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(11)                                    5.45%       7/1/2017             AAA           1,000       1,030,260
Honolulu HI City & Cnty Mtg
Rev Smith Beretania 8A(7)(10)(17)                             5.45%       1/1/2025             Aaa             500         500,070
                                                                                                                     -------------
TOTAL                                                                                                                    3,046,271
                                                                                                                     -------------

MISCELLANEOUS 1.50%
HI St Cap Dist Kapolei St
Office Ser A COP(2)                                           5.00%       5/1/2018             AAA             475         497,786
HI St Cap Dist St Office COP(17)                              5.50%       5/1/2020             AAA             500         538,865
                                                                                                                     -------------
TOTAL                                                                                                                    1,036,651
                                                                                                                     -------------

POWER 3.46%
HI St Dept Budget & Fin Spl
Purp Ref Elec Co & Subsidiaries A AMT(12)                     4.80%       1/1/2025             AAA           1,000         991,110
Puerto Rico Elec Pwr Auth Rev Ser II(13)                     5.125%       7/1/2026             AAA           1,330       1,407,246
                                                                                                                     -------------
TOTAL                                                                                                                    2,398,356
                                                                                                                     -------------

PRE-REFUNDED 35.43%
HI St Dept Bldg & Fin Spl
Purp Rev Kaiser Permanente Ser A ETM                          5.15%       3/1/2015             AAA           1,250       1,326,138
HI St Hwy Rev(13)                                             5.50%       7/1/2020             AAA           1,100       1,213,267
HI St Ser CT(13)                                             5.875%       9/1/2019             AAA           1,175       1,313,885
HI St Ser CU(17)                                              5.25%      10/1/2020             AAA           1,700       1,861,602
Honolulu HI City & Cnty Brd
Wtr Supply Wtr Sys Rev                                        5.80%       7/1/2021              AA           1,000       1,048,400
Honolulu HI City & Cnty Ser A(17)                             5.00%      11/1/2015             AAA           1,095       1,122,178
Honolulu HI City & Cnty Ser A(17)                             5.00%      11/1/2015             AAA             405         426,028
Honolulu HI City & Cnty Ser A(13)                            5.125%       9/1/2021             AAA             600         655,494

                       SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND MARCH 31, 2005

                                                                                          RATING:        PRINCIPAL
                                                          INTEREST        MATURITY         S&P OR           AMOUNT
INVESTMENTS                                                   RATE            DATE        MOODY'S            (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Honolulu HI City & Cnty Ser A(12)                             5.50%       9/1/2016            AAA    $           5   $       5,295
Honolulu HI City & Cnty Ser A(12)                             5.50%       9/1/2016            AAA              555         599,583
Honolulu HI City & Cnty Ser A(12)                             5.50%       9/1/2016            AAA              440         465,973
Honolulu HI City & Cnty Ser B(12)                             5.00%      11/1/2016            AAA              235         249,384
Honolulu HI City & Cnty Ser B(12)                             5.00%      11/1/2016            AAA              265         281,221
Honolulu HI City & Cnty Wtr ETM(12)(19)                       6.00%      12/1/2015            AAA            1,000       1,174,920
Kauai Cnty HI(12)                                            6.125%       8/1/2024            AAA              580         658,132
Maui Cnty HI Ser A(17)                                        5.00%       3/1/2022            AAA              750         782,872
Maui Cnty HI Ser A(17)                                        5.75%       6/1/2016            AAA            1,035       1,081,885
Maui Cnty HI Ser A(12)                                        6.10%       3/1/2020            AAA              500         567,655
Muni Secs Trust Ctfs
Ser 7005 Cl B ETM RIBs+                                       8.60%      10/1/2040            Aaa            1,250       1,445,575
Puerto Rico Comwlth                                           6.00%       7/1/2026            AAA            1,000       1,083,480
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                         6.00%       7/1/2026              A            1,000       1,018,770
Puerto Rico Comwlth Infra Fin
Auth Spl Ser A ETM                                           5.375%      10/1/2024            AAA              300         323,793
Puerto Rico Comwlth Infra Fin
Auth Spl Ser A ETM                                            5.50%      10/1/2032            AAA              200         216,056
Puerto Rico Comwlth Pub Impt Ser A                            5.00%       7/1/2027            AAA              500         544,565
Puerto Rico Comwlth Pub Impt Ser A                           5.375%       7/1/2028            AAA              670         741,804
Puerto Rico Indl Med & Envr
Pollutn Ctrl St. Luke Hosp Ser A                              6.25%       6/1/2010            AAA(b)         1,105       1,141,156
Puerto Rico Pub Bldg Auth Rev
Govt Fac Ser B(2)                                             5.00%       7/1/2027            AAA            1,000       1,061,920
Puerto Rico Pub Bldg Auth Rev
Govt Facs Ser D                                               5.25%       7/1/2036             A-            1,465       1,599,223
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                          5.75%       8/1/2030            Aaa              500         526,915
                                                                                                                     -------------
TOTAL                                                                                                                   24,537,169
                                                                                                                     -------------

TRANSPORTATION 11.52%
HI St Hwy Rev Ser A(13)                                       5.00%       7/1/2024            AAA            1,000       1,048,970
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y(16)(17)                             5.50%       7/1/2036            AAA              250         280,053

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
HAWAII TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:        PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR           AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S            (000)           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                     5.50%       7/1/2036               A    $       3,000   $   3,262,140
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs                           8.221%       1/1/2010               A(b)         1,000       1,219,280
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                  5.25%       7/1/2038               A            1,000       1,040,810
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                  5.75%       7/1/2041               A            1,000       1,109,640
Puerto Rico Comwlth Hwy &
Transn Auth Transn Sub PR Rev                                 5.00%       7/1/2022              A-               20          20,500
                                                                                                                      -------------
TOTAL                                                                                                                     7,981,393
                                                                                                                      -------------

WATER/SEWER 1.64%
Honolulu HI City & Cnty Bd
Wtr Supply Wtr Sys Rev(13)                                    5.25%       7/1/2031             AAA              100         104,372
Honolulu HI City & Cnty Bd
Wtr Supply Wtr Sys Rev Ser A(12)                              5.00%       7/1/2033             AAA            1,000       1,034,330
                                                                                                                      -------------
TOTAL                                                                                                                     1,138,702
                                                                                                                      -------------
TOTAL INVESTMENTS IN MUNICIPAL BONDS 100.02%
(Cost $65,163,211)                                                                                                       69,272,201
                                                                                                                      =============
LIABILITIES IN EXCESS OF OTHER ASSETS (0.02%)                                                                              (16,761)
                                                                                                                      -------------
NET ASSETS 100.00%                                                                                                    $  69,255,440
                                                                                                                      =============

SCHEDULE OF INVESTMENTS (UNAUDITED)
MINNESOTA TAX-FREE FUND MARCH 31, 2005

MUNICIPAL BONDS 98.13%

EDUCATION 14.85%
Bloomington MN Indpt Sch Dist Ser A(13)                      5.125%       2/1/2024             Aaa            1,000       1,052,500
MN St Higher Ed Fac
Auth Rev Augsburg Coll Ser 6-C(d)                             5.00%       5/1/2023            Baa2              250         255,850
MN St Higher Ed Fac Auth Rev
Hamline Univ Ser 5-B                                          6.00%      10/1/2029            Baa1              500         528,925
MN St Higher Ed Fac Auth Rev
Univ of St Thomas Ser 4-A1                                   5.625%      10/1/2016              A2              250         259,632
MN St Higher Ed Fac Auth Rev
Univ of St Thomas Ser 4-M                                     5.35%       4/1/2017              A2              250         259,835

                       SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Pequot Lakes MN Indpt Sch
Dist No 186(12)                                               5.25%       2/1/2022             AAA   $       1,550   $   1,656,950
Prior Lake MN Indpt Sch Dist
No 719 Ser A(12)                                              5.25%       2/1/2023             Aaa           1,470       1,566,932
University MN Ser A                                           5.75%       7/1/2018              AA             250         291,803
                                                                                                                     -------------
TOTAL                                                                                                                    5,872,427
                                                                                                                     -------------

GENERAL OBLIGATION 16.85%
Elk River MN Sch Dist(17)                                     5.50%       2/1/2021             Aaa             500         542,635
Lake Superior MN Indpt Sch
Dist No 381 Ser A(13)                                         5.00%       4/1/2023             Aaa             500         524,140
Medford MN Indpt Sch
Dist No 763 Ser A(13)                                         5.50%       2/1/2031             Aaa             500         535,630
Minneapolis MN Ser E                                          5.00%       3/1/2026             AAA             500         512,800
Morris MN Indpt Sch Dist No 769 Bldg(17)                      5.00%       2/1/2028             AAA           1,000       1,034,600
North St Paul Maplewood MN
Indpt Sch Dist No 622                                        5.125%       2/1/2025             AAA             400         407,600
North St Paul Maplewood MN
Indpt Sch Dist No 622 Ser A                                  5.125%       2/1/2020             AAA             100         102,644
Princeton MN Indpt Sch Dist No 477(13)                       5.125%       2/1/2024             Aaa           1,000       1,022,530
Princeton MN Indpt Sch Dist No 477
Ref Sch Bldg Ser A(d)(13)                                     5.00%       2/1/2024             Aaa             585         611,290
Puerto Rico Comwlth
Unrefunded Pub Impt(16)(17)                                   5.00%       7/1/2028             AAA             175         179,805
Ramsey Cnty MN Cap Impt Ser A                                 6.25%       2/1/2006             AAA             650         669,468
Ramsey Cnty MN St Aid Str Ser C                               5.00%       2/1/2024             AAA             500         523,690
                                                                                                                     -------------
TOTAL                                                                                                                    6,666,832
                                                                                                                     -------------

HEALTHCARE 11.51%
Bemidji MN Hlthcare Fac North
Country Hlth Svcs(18)                                         5.00%       9/1/2024              AA             500         515,575
Breckenridge MN Rev Catholic
Hlth Initiatives A                                            5.00%       5/1/2030              AA             500         512,445
Duluth MN Econ Dev
Benedictine Hlth Sys St Marys                                 5.25%      2/15/2028              A-           1,000       1,014,790
Duluth MN Econ Dev
Benedictine Hlth Sys St Marys                                 5.25%      2/15/2033              A-           1,000       1,019,090
Hastings MN Hlthcare Fac Rev
Regina Med Ctr(1)                                             5.30%      9/15/2028               A             400         402,988
Minneapolis MN Hlthcare Sys Rev(17)                           5.00%      5/15/2021             AAA             250         263,877

                       SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
MN Agric & Econ Dev Bd Rev
Hlthcare Fairview Hosp Ser A(17)                              5.50%     11/15/2017             AAA   $         220   $     236,564
Rochester MN Hlthcare Fac Rev(16)(17)                         5.50%     11/15/2027             AAA             500         537,385
St Paul MN Hsg & Redev Auth
Franciscan Hlth Pj(10)(14)                                    5.30%     11/20/2022             AAA              50          52,194
                                                                                                                     -------------
TOTAL                                                                                                                    4,554,908
                                                                                                                     -------------

HOUSING 14.15%
Crow Wing Cnty MN Hsg Ser A GTD(17)                           4.90%       1/1/2034             Aaa             490         498,330
Dakota Cnty MN Hsg & Redev
Auth Sing Fam Mtg Rev AMT(15)                                 5.85%      10/1/2030             AAA             104         106,341
Fairbault MN Hsg & Redev Auth
Govt Trails Edge Apts Ser A                                   5.25%       2/1/2028              A3             300         301,371
Minneapolis MN Multi Fam Hsg
Rev Mtg East Village South(10)(14)                            6.10%      7/20/2020             Aaa           1,000       1,066,910
Minneapolis MN Multi Fam Rev
Hsg East Phillips AMT(14)                                     5.25%      8/20/2044             Aaa             300         300,990
MN St Hsg Fin Agy Residential
Hsg Fin Ser F AMT                                             5.40%       7/1/2030             AA+           1,290       1,304,861
MN St Hsg Fin Agy Sing Fam
Mtg Ser D AMT                                                 5.85%       7/1/2019             AA+              75          75,559
MN St Hsg Fin Agy Sing Fam
Mtg Ser D AMT                                                 6.40%       7/1/2015             AA+              65          65,918
MN St Hsg Fin Agy Sing Fam
Mtg Ser E                                                     5.90%       7/1/2025             AA+             130         132,007
MN St Hsg Fin Agy Sing Fam
Mtg Ser G AMT                                                 6.25%       7/1/2026             AA+              40          40,790
Robbinsdale MN Hsg Dev Sr Hsg
Pj Ser B(12)                                                  5.75%       1/1/2023             Aaa             250         258,975
Scott Cnty MN Hsg & Redev
Savage City Hamilton Apts Pj(2)                               5.60%       2/1/2019             Aaa              80          82,560
St Louis Park MN Multi Fam
Hsg Mtg Cmnty Hsg(10)                                         6.15%      12/1/2016             Aa2             100         102,963
St Paul MN Hsg & Redev Auth
Multi Fam Hsg Rev Selby AMT(10)(14)                           5.50%      9/20/2044             Aaa             750         757,553
St Paul MN Port Auth Hsg
Burlington Apt(14)                                            5.35%       5/1/2031             AAA             500         502,095
                                                                                                                     -------------
TOTAL                                                                                                                    5,597,223
                                                                                                                     -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
LEASE 3.62%
Olmsted Cnty MN Hsg & Redev                                   5.00%       2/1/2023             AAA   $         275   $     285,805
Rochester MN Indpt Sch Dist
No 535 COP(13)                                               5.125%       2/1/2020             AAA              85          89,873
St Paul MN Port Auth Lease
Rev Office Bldg                                               5.25%      12/1/2027             AA+           1,000       1,054,020
                                                                                                                     -------------
TOTAL                                                                                                                    1,429,698
                                                                                                                     -------------

MISCELLANEOUS 4.02%
Bemidji MN Lease Rev MN St
Bureau Crim Appreh(17)                                        5.80%      12/1/2021             Aaa             460         498,778
Douglas Cnty MN Hsg & Redev
Governmental Hsg Ser A(17)                                    5.50%       1/1/2032             Aaa             560         608,121
MN St Retirement Sys Bldg Rev                                 6.00%       6/1/2030             AAA             250         279,485
St Cloud MN COP                                               5.90%      12/1/2017              A+             200         203,282
                                                                                                                     -------------
TOTAL                                                                                                                    1,589,666
                                                                                                                     -------------

POWER 8.93%
Chaska MN Elec Rev Ser A                                      6.00%      10/1/2025              A3             250         271,855
Puerto Rico Elec Pwr Auth Rev
Ser DD(13)                                                    4.50%       7/1/2019             AAA              95          96,860
Rochester MN Elec Util Rev(2)(19)                             5.25%      12/1/2030             AAA           1,000       1,048,720
South MN Muni Pwr Agy Supply
Sys Rev Ser A(17)                                             5.00%       1/1/2013             AAA           1,000       1,083,930
Western MN Muni Pwr Agy(17)                                   5.00%       1/1/2026             Aaa             400         416,104
Western MN Muni Pwr Agy Pj Ser A(2)                           5.50%       1/1/2016             Aaa             565         615,291
                                                                                                                     -------------
TOTAL                                                                                                                    3,532,760
                                                                                                                     -------------

PRE-REFUNDED 7.28%
Minneapolis & St Paul MN Hsg
Redev Auth Hlthcare Sys Ser A(13)                             5.70%      8/15/2016             AAA             150         154,820
Minneapolis MN Spl Sch Dist
No 001 COP                                                    5.75%       2/1/2015             AAA             100         107,552
Minneapolis MN Spl Sch Dist
No 001 COP                                                    5.75%       2/1/2017             AAA           1,120       1,204,582
MN St                                                         5.25%       8/1/2014             AAA             265         267,525
MN St Higher Ed Fac Auth Rev
Macalester College Ser 4-J                                    5.55%       3/1/2017             Aa3             260         271,396
Puerto Rico Comwltht Pub Impt(16)(17)                         5.00%       7/1/2028             AAA             325         348,377
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                          5.75%       8/1/2030             Aaa             500         526,915
                                                                                                                     -------------
TOTAL                                                                                                                    2,881,167
                                                                                                                     -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
MINNESOTA TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION 11.90%
Minneapolis & St Paul MN Met
Comm Arpt Rev Sub Ser C(12)                                   5.25%       1/1/2026             AAA   $       2,000   $   2,103,900
Minneapolis & St Paul MN Met
Sub Ser A(17)                                                 5.00%       1/1/2023             AAA           1,000       1,042,260
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                 5.375%       7/1/2036               A             500         528,320
St Paul MN Port Auth Lease
Rev Office Bldg at Robnert St 3-11                            5.00%      12/1/2027             AA+           1,000       1,034,730
                                                                                                                     -------------
TOTAL                                                                                                                    4,709,210
                                                                                                                     -------------

WATER/SEWER 5.02%
MN Pub Facs Auth Ser A                                        4.40%       3/1/2024             AAA           2,000       1,987,240
                                                                                                                     -------------
TOTAL INVESTMENTS IN MUNICIPAL BONDS 98.13%
  (Cost $37,323,535)                                                                                                    38,821,131
                                                                                                                     =============
CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES 1.87%                                                                                                        738,996
                                                                                                                     -------------
NET ASSETS 100.00%                                                                                                   $  39,560,127
                                                                                                                     =============

SCHEDULE OF INVESTMENTS (UNAUDITED)
MISSOURI TAX-FREE FUND MARCH 31, 2005

MUNICIPAL BONDS 97.93%

EDUCATION 11.44%
Bowling Green MO Sch Dist R-I
Bldg Corp Leasehold Rev(17)                                   5.85%       3/1/2020             Aaa           1,000       1,105,050
Curators Univ MO Sys Facs Rev Ser A                           5.00%      11/1/2031              AA           3,000       3,090,540
Kansas Cnty MO Met Cmnty
Colleges Bldg Corp Rev Ref(12)                                5.00%       7/1/2021             Aaa           1,000       1,046,800
Mehville MO Sch Dist No R9 MO
Cap Impt COP(13)                                              5.25%       9/1/2013             AAA           1,000       1,100,930
MO St Hlth & Ed Fac Auth Ref
Washington Univ Ser B                                         5.00%       3/1/2030             AAA           1,800       1,845,198
MO St Hlth & Ed Fac Auth Rev
Edl Facs Washington Univ                                      5.00%      2/15/2033             AAA           1,995       2,048,366
MO St Hlth & Ed Fac Auth
Washington Univ Ser A                                         4.75%     11/15/2037             AAA           2,050       2,055,904
MO St Hlth & Ed Fac Auth
Webster Univ(17)                                              5.25%       4/1/2021             Aaa           2,000       2,128,680
Puerto Rico Comwlth Pub Impt
Rites PA 1280 RIBs                                           6.801%       7/1/2034             AA+           2,000       2,079,800
University MO Univ Rev Ref
Sys Facs Ser B(16)(17)                                        5.00%      11/1/2027             AAA           1,500       1,549,110
                                                                                                                     -------------
TOTAL                                                                                                                   18,050,378
                                                                                                                     -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:        PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR           AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S            (000)           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION 18.64%
Belton MO Sch Dist No 124 MO
Direct Deposit Pg(13)                                         6.00%       3/1/2020             AAA    $       1,770   $   1,974,559
Franklin Cnty MO Reorg Sch
Dist No R-XV                                                  6.00%       3/1/2020             AA+              390         434,515
Hazelwood MO Sch Dist Impt MO
Direct Deposit Pg                                             5.25%       3/1/2020             AA+              630         688,256
Missouri St Ref State Wtr
Pollutn Cntrl A                                               5.00%       8/1/2007             AAA            5,000       5,245,450
Puerto Rico Comwlth Pub Impt Ser A(16)(17)                    5.50%       7/1/2029             AAA            1,000       1,171,140
Puerto Rico Comwlth Pub Impt Ser B(12)                        5.50%       7/1/2011             AAA            3,985       4,458,777
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                                5.125%       7/1/2031              A-            2,385       2,453,378
Puerto Rico Muni Fin Agy Ser A(13)                            5.75%       8/1/2012             AAA            4,500       5,004,585
Springfield MO Sch Dist No
R12 Direct Deposit Pg                                         5.85%       3/1/2020             AA+              500         552,525
St Louis Cnty MO Pkwy Sch Ser A                               5.00%       3/1/2024             AA+            3,320       3,492,839
St Louis Cnty MO Sch Dist No
R-8 Lindbergh(17)                                      Zero Coupon        3/1/2018             AAA            2,080       1,155,086
St Louis MO Brd Ed Ref MO
Direct Deposit Pg(17)                                         5.00%       4/1/2013             AAA            1,000       1,087,040
St Louis MO Pub Safety(12)                                   5.125%      2/15/2018             AAA              270         286,246
University City MO Sch Dist(17)                              10.00%      2/15/2008             AAA            1,175       1,395,606
                                                                                                                      -------------
TOTAL                                                                                                                    29,400,002
                                                                                                                      -------------

HEALTH CARE SYSTEM 1.67%
Joplin MO Indl Dev Auth
Hlthfacs Rev Freeman Hlth Pj                                  5.75%      2/15/2035            BBB+            2,500       2,629,450
                                                                                                                      -------------

HEALTHCARE 9.74%
Cape Girardeau Cnty MO Ind
Dev Auth Hlth Care Facs Rev                                   5.75%       6/1/2032              A-(c)         1,600       1,652,864
Hannibal MO Ind Dev Auth Hlth
Fac Rev Regl Hosp Ser A(13)                                  5.625%       3/1/2012             AAA            2,170       2,264,482
MO St Hlth & Ed Fac Auth BJC Hlth                             5.25%      5/15/2032              AA            5,000       5,159,600
MO St Hlth & Ed Fac Auth Rev(2)                               5.25%       6/1/2028             AAA            5,000       5,226,950
MO St Hlth & Ed Fac Auth
Rites PA 1049 RIBs(2)                                        12.11%       6/1/2010             AAA(b)           855       1,052,248
                                                                                                                      -------------
TOTAL                                                                                                                    15,356,144
                                                                                                                      -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
HOUSING 4.57%
MO St Dev Fin Brd Multi Fam
Rev Quality Hill Pj Ser A(18)                                 5.60%      9/15/2028              AA   $       2,115   $   2,150,490
MO St Dev Fin Brd Solid Waste
Disp Rev P & G Paper Pj AMT                                   5.20%      3/15/2029             AA-           1,000       1,060,960
MO St Hsg Dev Cmnty Sing Fam Mtg
Rev Hmownr Ln Pg A 1 AMT(15)                                  5.90%       9/1/2035             AAA           1,000       1,081,780
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg AMT(8)(10)(14)                                   6.22%       3/1/2026             AAA           1,555       1,581,559
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg Rev AMT(15)                                     5.375%       9/1/2022             AAA           1,035       1,051,042
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(15)                               Zero Coupon        3/1/2029             AAA           1,105         283,002
                                                                                                                     -------------
TOTAL                                                                                                                    7,208,833
                                                                                                                     -------------

LEASE 7.11%
Gladstone MO Ser A COP(2)                                     5.35%      6/15/2016             Aaa           1,095       1,179,074
Grandview MO COP(12)                                          5.00%       1/1/2027             Aaa           1,700       1,763,920
Kansas City MO Sch Dist Bldg
Ref Elem Sch Pj Ser B(12)                                     5.00%       2/1/2012             Aaa           1,090       1,180,841
MO Dev Fin Brd Cultural Facs
Nelson Gallery Fndtn Ser A(17)                                5.00%      12/1/2030             AAA           3,300       3,401,442
MO St Regl Convtn & Sports
Complex Auth Ref Convtn(2)                                    5.25%      8/15/2016             AAA           2,405       2,641,844
St Francois Cnty MO COP(12)                                   5.00%       2/1/2025             AAA           1,000       1,042,510
                                                                                                                     -------------
TOTAL                                                                                                                   11,209,631
                                                                                                                     -------------

MISCELLANEOUS 11.16%
BI State Dev Agy MO Met Dist
Metrolink Cross Cnty Pj B(13)                                 5.00%      10/1/2032             AAA           2,500       2,574,925
Kansas City MO Muni Assistance
Corp Rev Leasehold Ser 2001A(2)                               5.00%       3/1/2019             AAA           1,500       1,579,500
Kansas City MO Muni
Assistance Corp Rev Ser A                                    5.125%       3/1/2019              A2           1,100       1,151,282
Kansas City MO Muni
Assistance Leasehold Bartle(17)                               5.00%      4/15/2020             AAA           1,500       1,548,705
MO Dev Fin Brd Cultural Facs
Nelson Gallery(17)                                            5.25%      12/1/2013             AAA           2,305       2,523,906
MO St Dev Fin Brd Infra Fac
Rev Hartman Hrtge Ctr Ser A(2)                               5.875%       4/1/2020             Aaa           1,000       1,094,720
Puerto Rico Pub Bldg Auth Rev
Govt Facs Ser I GTD                                           5.25%       7/1/2033              A-           2,500       2,624,850

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Pub Bldg Auth Rev
Ref Govt Facs Ser C GTD                                       5.75%       7/1/2018              A-   $       1,000   $   1,148,420
St Louis MO Ind Dev Auth Rev
Convtn Ctr Hotel(2)                                    Zero Coupon       7/15/2020             AAA           2,000         948,940
St Louis MO Mun Fin Corp
Lease Carnahan Courthouse Ser A(12)                          5.125%      2/15/2027             Aaa           1,500       1,564,620
St Louis MO Mun Fin Corp
Lease Impt City Justice Ctr Ser A(2)                          6.00%      2/15/2020             Aaa             760         851,002
                                                                                                                     -------------
TOTAL                                                                                                                   17,610,870
                                                                                                                     -------------

POWER 1.65%
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                                   5.125%       7/1/2029              A-           1,500       1,553,385
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(d)(20)                                             5.00%       7/1/2025             AAA           1,000       1,048,970
                                                                                                                     -------------
TOTAL                                                                                                                    2,602,355
                                                                                                                     -------------

PRE-REFUNDED 14.94%
Boone Cnty MO Reorg Sch Dist
No R-6                                                        6.00%       3/1/2020             AA+             500         556,590
Kansas City MO Indl Dev Auth
Ewing Marion Kauffman                                         5.70%       4/1/2027             AAA           2,200       2,324,762
MO Sch Brds Assoc Lease Partn
NIXA Reorg Sch Dist R-2(18)                                   5.40%       3/1/2020              AA             850         921,366
MO St Bonne Terre Prison Pj
Ser A COP(2)                                                  5.15%       6/1/2018             AAA           1,015       1,091,805
MO St Envr Impt & Enrg St
Revolving FD-D                                                5.90%       1/1/2019             Aaa           1,860       1,924,189
MO St Envr Impt & Enrg St
Revolving FD-E                                               5.625%       7/1/2016             Aaa             630         665,261
MO St Hlth & Ed Fac Auth
Washington Univ Ser A                                         6.00%       3/1/2030             Aaa             850         959,131
Muni Secs Trust Ctfs Ser 7005
Cl B RIBs ETM+                                                8.60%      10/1/2040             Aaa           3,050       3,527,203
Puerto Rico Comwlth Pub Impt Ser A                           5.125%       7/1/2031             AAA           1,210       1,322,832
Puerto Rico Comwlth Ser A ETM                                 5.50%      10/1/2040             AAA           2,700       2,911,221
St Louis Cnty MO Pattonville
No R-3 Sch Dist(12)                                           6.00%       3/1/2019             AAA             845         953,490
St Louis MO Muni Fin Corp
Lease Rev City Justice Ctr Ser A(2)                           6.00%      2/15/2019             AAA           3,500       3,672,095
St Louis MO Pkg Fac Rev ETM(17)                              5.375%     12/15/2021             AAA              10          10,596
St Louis MO Sch Dist(12)                                      6.00%       4/1/2012             AAA             575         585,563
University MO Univ Rev Sys Facs                               5.80%      11/1/2027              AA           1,975       2,132,230
                                                                                                                     -------------
TOTAL                                                                                                                   23,558,334
                                                                                                                     -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
MISSOURI TAX-FREE FUND MARCH 31, 2005

                                                                                          RATING:        PRINCIPAL
                                                          INTEREST        MATURITY         S&P OR           AMOUNT
INVESTMENTS                                                   RATE            DATE        MOODY'S            (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
RESOURCE RECOVERY 1.66%
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B                                 7.20%       7/1/2016            Aaa    $       1,085   $   1,110,194
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving D                                5.625%       7/1/2016            Aaa              220         229,713
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving E                                 5.90%       1/1/2019            Aaa              240         247,831
St Louis MO Ind Dev Auth
Anheuser-Busch Pj AMT                                        5.875%      11/1/2026             A+            1,005       1,028,608
                                                                                                                     -------------
TOTAL                                                                                                                    2,616,346
                                                                                                                     -------------

TRANSPORTATION 10.12%
Columbia MO Spl Oblig Cap Impt                                5.50%       2/1/2016            AA-              330         337,069
MO St Hwy & Trans Commn St Rd
Rev Ser A                                                     5.00%       2/1/2022             AA            1,970       2,049,490
MO St Hwy & Trans Commn St Rd
Rev Ser A                                                     5.25%       2/1/2007             AA            3,085       3,218,796
MO St Hwy & Trans Commn St Rd
Rev Ser A                                                     5.25%       2/1/2020             AA            1,830       1,961,412
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                     5.50%       7/1/2036              A              500         543,690
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs                           8.221%       1/1/2010              A(b)         2,500       3,048,200
St Louis MO Arpt Rev Airport
Dev Pg Ser A(17)                                              5.25%       7/1/2031            AAA            2,000       2,077,360
St Louis MO Arpt Rev Airport Ser A(17)                       5.125%       7/1/2022            AAA            2,000       2,087,100
St Louis MO Arpt Rev Lambert
Int'l Ser B AMT(12)                                           5.25%       7/1/2027            AAA              625         637,944
                                                                                                                     -------------
TOTAL                                                                                                                   15,961,061
                                                                                                                     -------------

WATER/SEWER 5.23%
Metropolitan St Louis MO Swr
Dist Wastewtr Sys Rev Ser A(17)                               5.00%       5/1/2034            AAA            3,900       4,037,943
MO St Envr Impt & Enrg Res
Auth Wtr Pollutn Ref Rev Pg A                                 5.00%       7/1/2014            Aaa            1,000       1,091,890
St Charles Cnty MO Pub Wtr
Supply Dist No 2 COP(17)                                     5.125%      12/1/2027            Aaa            3,000       3,125,880
                                                                                                                     -------------
TOTAL                                                                                                                    8,255,713
                                                                                                                     -------------
TOTAL INVESTMENTS IN MUNICIPAL BONDS 97.93%
(Cost $148,102,024)                                                                                                    154,459,117
                                                                                                                     =============
CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES 2.07%                                                                                                        3,260,344
                                                                                                                     -------------
NET ASSETS 100.00%                                                                                                   $ 157,719,461
                                                                                                                     =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
NEW JERSEY TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 99.95%

EDUCATION 17.48%
Higher Ed Stud Assist Auth NJ
Student Loan Rev Ser A AMT(17)                                6.15%       6/1/2019             AAA   $         695   $     704,542
NJ St Ed Fac Auth Rev
Princeton Ser H                                               5.25%       7/1/2022             AAA           2,560       2,739,712
NJ St Ed Fac Auth Rev
Princeton Ser H                                               5.25%       7/1/2026             AAA           2,350       2,486,323
NJ St Ed Fac Auth Rev
Princeton Ser H                                              5.375%       7/1/2024             AAA           2,550       2,732,759
NJ St Ed Fac Auth Rev
William Paterson Ser E(20)                                    5.00%       7/1/2027             AAA           2,500       2,590,400
NJ St Ed Facs Auth Rev
Kean Univ Ser D(12)                                           5.00%       7/1/2033             AAA           2,500       2,583,350
NJ St Ed Facs Auth Rev
Princeton Theological Seminary                                5.00%       7/1/2026             AAA           2,500       2,606,075
NJ St Ed Facs Auth Rev
Ref Rowan Univ Ser D(d)(2)                                    4.50%       7/1/2030             AAA           1,500       1,453,680
NJ St Ed Facs Auth Rev Ser I Rowan(12)                       5.125%       7/1/2030             AAA           2,650       2,775,796
Puerto Rico Comwlth
Rites PA 1280 RIBs                                           6.801%       7/1/2034             AA+           2,000       2,079,800
Rutgers St Univ NJ COP(2)                                     5.00%       1/1/2024             AAA             800         838,008
Rutgers St Univ NJ Ser A                                      5.20%       5/1/2027              AA             750         775,230
                                                                                                                     -------------
TOTAL                                                                                                                   24,365,675
                                                                                                                     -------------

GENERAL OBLIGATION 14.57%
Chathams Dist NJ Bd Ed(17)                                    5.00%      1/15/2019             Aaa           1,020       1,066,736
Chathams Dist NJ Bd Ed(17)                                   5.125%      1/15/2024             Aaa             595         622,935
Chathams Dist NJ Bd Ed(17)                                    5.25%      1/15/2026             Aaa           1,500       1,591,020
Cherry Hill Twp NJ Sch Dist Ref(13)                           5.00%      2/15/2015             Aaa           2,315       2,515,780
Millburn Twp NJ Sch Dist                                      5.35%      7/15/2018             Aa1           1,050       1,194,858
Millburn Twp NJ Sch Dist                                      5.35%      7/15/2019             Aa1             250         285,253
Montville Twp NJ Fire Dist No 23                              5.25%      7/15/2016              A2             410         443,042
Morristown NJ(13)                                             6.50%       8/1/2019             AAA           3,440       3,553,073
NJ St Var Purp Ref Ser J(16)(17)                              5.00%      7/15/2009             AAA           1,200       1,284,660
Ocean Cnty NJ Gen Impt                                       5.125%       9/1/2020             Aa1           1,800       1,915,650
Pohatcong Twp NJ Sch Dist(13)                                 5.25%      7/15/2026             AAA           1,335       1,492,624
Puerto Rico Comwlth Pub Impt(6)(13)                           4.50%       7/1/2023             AAA           1,000       1,012,040

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                                5.125%       7/1/2031              A-   $       1,220   $   1,254,977
Washington Twp NJ Bd Ed(12)                                   5.00%       1/1/2027             Aaa           2,000       2,071,560
                                                                                                                     -------------
TOTAL                                                                                                                   20,304,208
                                                                                                                     -------------

HEALTHCARE 10.27%
NJ Econ Dev Auth Rev
Masonic Charity Fndtn Pj                                      6.00%       6/1/2025              A+           1,000       1,111,590
NJ Hlthcare Fac Fin Auth Rev
Bayonne Hosp(13)                                              6.25%       7/1/2012             AAA           1,370       1,398,729
NJ Hlthcare Fac Fin Auth Rev
Mtg Englewood Hosp(10)(17)                                    5.25%       8/1/2013             AAA           1,445       1,577,752
NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp                                 5.75%       7/1/2031               A           3,500       3,757,600
NJ Hlthcare Fac Fin Auth Rev
Spectrum For Living Ser B(10)                                 6.50%       2/1/2022             AAA             750         752,842
NJ Hlthcare Facs Cap Hlth Sys
Oblic Grp Ser A                                              5.375%       7/1/2033            Baa1           2,000       2,036,460
NJ Hlthcare Facs Fin Auth Rev
St Clare's Hosp Ser A(18)                                     4.75%       7/1/2025              AA           1,100       1,078,891
Puerto Rico Ind Tourist Ed &
Envr Ctrl Fac Hosp Ser A                                     6.125%     11/15/2025              AA             415         464,676
Puerto Rico Ind Tourist Ed &
Envr Ctrl Fac Hosp Ser A                                     6.125%     11/15/2030              AA           1,000       1,114,880
Puerto Rico Ind Tourist Ed
Mutuo Oblig Grp Ser A(17)                                     6.25%       7/1/2024             AAA           1,000       1,025,650
                                                                                                                     -------------
TOTAL                                                                                                                   14,319,070
                                                                                                                     -------------

HOUSING 0.07%
Virgin Islands Hsg Fin Auth
Sing Fam Rev Ser A AMT(14)                                    6.50%       3/1/2025             AAA             100         101,833
                                                                                                                     -------------

INDUSTRIAL 5.57%
NJ Econ Dev Auth Amer Wtr Co.,
Inc. Ser B AMT(12)                                           5.375%       5/1/2032             AAA           5,000       5,184,800
NJ Eco Dev Auth Middlesex Wtr
Co Pj AMT(17)                                                 5.35%       2/1/2038             AAA           2,500       2,573,550
                                                                                                                     -------------
TOTAL                                                                                                                    7,758,350
                                                                                                                     -------------

LEASE 2.21%
Morris-Union Jointure Commn NJ COP(18)                        5.00%       5/1/2027              AA           1,000       1,020,600
Rutgers St Univ NJ COP(2)                                     5.00%       1/1/2038             AAA           2,000       2,059,800
                                                                                                                     -------------
TOTAL                                                                                                                    3,080,400
                                                                                                                     -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS 7.14%
Carteret NJ Bd Ed COP(17)                                     5.75%      1/15/2030             Aaa   $          80   $      87,899
Carteret NJ Bd Ed COP(17)                                     6.00%      1/15/2024             Aaa             430         481,746
Casino Reinvestment Dev Auth
NJ Ser A(13)                                                  5.25%      10/1/2015             AAA             100         105,038
Hudson Cnty NJ Impt Auth
Hudson Regl Fire/Rescue Ser A(2)                             5.625%       9/1/2019             Aaa             100         108,947
Middlesex Cnty NJ Impt Auth
Cnty Open Space Tr Fd GTD                                     5.25%      9/15/2022             AAA           1,910       2,081,041
Monmouth Cnty NJ Impt Auth
Rev Unrefunded Bal Govtl Ln(17)                               6.40%      12/1/2009             AAA             195         200,220
New Jersey Econ Dev Auth Rev
Motor Vehicle Sur Rev Ser A(17)                               5.00%       7/1/2034             AAA             485         501,281
New Jersey Eco Dev Auth Rev
Muni Rehab(2)                                                 5.00%       4/1/2028             AAA           1,130       1,172,160
NJ Envr Infra Ser 2004A                                       5.25%       9/1/2020             AAA           2,000       2,141,560
North Bergen Twp NJ Bd Ed COP(13)                            6.125%     12/15/2022             Aaa           1,185       1,359,942
Puerto Rico Pub Bldgs Auth Rev
Govt Facs Ser I GTD                                           5.25%       7/1/2033              A-           1,250       1,312,425
Rahway NJ COP(17)                                            5.625%      2/15/2020             Aaa             365         397,843
                                                                                                                     -------------
TOTAL                                                                                                                    9,950,102
                                                                                                                     -------------

POWER 4.48%
Brick Twp NJ Muni Util Auth(12)                               5.00%      12/1/2025             Aaa           2,000       2,089,060
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(17)                                                5.00%       7/1/2032             AAA           2,000       2,076,440
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                                   5.125%       7/1/2029              A-           1,000       1,035,590
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(d)(20)                                             5.00%       7/1/2025             AAA           1,000       1,048,970
                                                                                                                     -------------
TOTAL                                                                                                                    6,250,060
                                                                                                                     -------------

PRE-REFUNDED 17.41%
Essex Cnty NJ Impt Auth Rev
Orange Muni Util & Lease(17)                                  6.80%       7/1/2014             AAA           1,710       1,762,343
LaFayette Yard NJ Cmnty Dev GTD(17)                          5.625%       4/1/2021             Aaa             200         223,122
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                                8.60%      10/1/2040             Aaa           1,000       1,156,460
New Jersey St Hwy Auth Garden
St Pkwy Gen Rev(12)                                           5.75%       1/1/2015             AAA             200         223,222

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
NJ Bldg Auth St Bldg Rev                                     5.375%      6/15/2019              A+   $         450   $     487,373
NJ Bldg Auth St Bldg Ser A(13)                                5.25%     12/15/2019             AAA           1,000       1,102,910
NJ St                                                         5.50%      7/15/2011             AA-           1,960       2,054,609
NJ St Ed Fac Auth Rev
Princeton Ser B                                              5.125%       7/1/2019             AAA             355         382,016
NJ St Ed Fac Auth Rev
Princeton Ser H                                               5.25%       7/1/2017             AAA             700         763,735
NJ St Transn Tr Fd Auth
Transn Sys Ser B                                              6.00%      6/15/2019             AAA           6,500       7,337,720
Pohatcong Twp NJ Sch Dist(13)                                 5.95%      7/15/2023             AAA             650         689,741
Pohatcong Twp NJ Sch Dist(13)                                 5.95%      7/15/2026             AAA             250         265,285
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                         6.00%       7/1/2026               A           1,000       1,018,770
Puerto Rico Comwlth Hwy &
Transn Auth Ser B(16)(17)                                     6.00%       7/1/2026             AAA           3,015       3,071,983
Puerto Rico Comwlth Pub Impt                                  6.00%       7/1/2029              A-           1,500       1,527,795
Puerto Rico Comwlth Pub Impt Ser A                           5.125%       7/1/2031             AAA             620         677,815
South Brunswick Twp NJ(12)                                   5.625%      12/1/2023             AAA              45          49,581
Summit NJ                                                     5.70%       6/1/2020             AAA             325         356,499
Trenton NJ Pkg Auth Pkg Rev GTD(12)                           6.00%       4/1/2017             Aaa           1,000       1,124,240
                                                                                                                     -------------
TOTAL                                                                                                                   24,275,219
                                                                                                                     -------------

TOLL ROADS 1.49%
NJ St Tpk Auth Rev Rols RR II
R 323 RIBs(2)                                                7.599%       1/1/2035             Aaa           2,000       2,073,960
                                                                                                                     -------------

TRANSPORTATION 18.36%
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(13)                                 5.10%       1/1/2021             AAA           1,435       1,532,594
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(13)                                 5.20%       1/1/2025             AAA           1,700       1,811,095
Delaware River Port Auth PA &
NJ Rev(12)                                                    5.50%       1/1/2026             AAA           1,000       1,040,290
NJ St Tpk Auth Rev Ser A                                      5.50%       1/1/2027               A           3,000       3,183,000
NJ St Tpk Auth Rev Ser A(17)                                  5.50%       1/1/2030             AAA           1,500       1,608,870
NJ St Tpk Auth Rev Ser C-1(2)                                 5.00%       1/1/2035             AAA           1,200       1,222,188
Port Auth NY & NJ(13)                                         5.00%      4/15/2032             AAA           4,725       4,888,013
Port Auth NY & NJ Cons 109th Ser                             5.375%      1/15/2032             AA-             500         523,435

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
NEW JERSEY TAX-FREE FUND MARCH 31, 2005

                                                                                          RATING:        PRINCIPAL
                                                          INTEREST        MATURITY         S&P OR           AMOUNT
INVESTMENTS                                                   RATE            DATE        MOODY'S            (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Port Auth NY & NJ Cons 119th
Ser AMT(12)                                                   5.50%      9/15/2019            AAA     $        150   $     156,414
Port Auth NY & NJ Cons 125th Ser(13)                          5.00%     10/15/2027            AAA            5,000       5,216,400
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                     5.50%       7/1/2036              A              500         543,690
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs                           8.221%       1/1/2010              A(b)         2,750       3,353,020
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser 9 RIBs(6)(13)                             9.35%       7/1/2026            Aaa              500         518,900
                                                                                                                     -------------
TOTAL                                                                                                                   25,597,909
                                                                                                                     -------------

WATER/SEWER 0.90%
North Hudson Swr Auth NJ Rev Ser C(17)                        5.00%       8/1/2022            Aaa            1,025       1,063,714
Ocean Twp NJ Swr Auth Ref Ser B(12)                           5.25%      12/1/2011            Aaa              170         187,413
                                                                                                                     -------------
TOTAL                                                                                                                    1,251,127
                                                                                                                     -------------
TOTAL MUNICIPAL BONDS (Cost $131,492,328)                                                                              139,327,913
                                                                                                                     =============

                                                                                                            SHARES
                                                                                                             (000)
                                                                                                            ------
SHORT-TERM INVESTMENT 0.91%

MONEY MARKET MUTUAL FUND 0.91%
Dreyfus NJ Muni Cash Management (Cost $1,268,654)                                                            1,269       1,268,654
                                                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES 100.86% (Cost $132,760,982)                                                            140,596,567
                                                                                                                     =============
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (0.86%)                                                                  (1,199,345)
                                                                                                                     -------------
NET ASSETS 100.00%                                                                                                   $ 139,397,222
                                                                                                                     =============

SCHEDULE OF INVESTMENTS (UNAUDITED)
NEW YORK TAX-FREE FUND MARCH 31, 2005

                                                                                                         PRINCIPAL
                                                                                                            AMOUNT
                                                                                                             (000)
                                                                                                         ---------
MUNICIPAL BONDS 98.22%

EDUCATION 8.92%
Albany Cnty NY Indl Dev Agy
Albany College of Pharmacy A                                 5.625%      12/1/2034           BBB-    $         700         732,039
Erie Cnty NY Indl Dev Agy
City Sch Dist Buffalo Pj(13)                                  5.75%       5/1/2026            AAA            1,000       1,118,300
Hempstead Town NY Ind Dev Agy
Civic Fac Rev Hofstra Univ Pj(17)                             5.80%       7/1/2015            AAA              750         792,428

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
New York NY City Indl Dev Agy
NY Institute of Tech(17)                                      5.25%       3/1/2023             AAA    $        100   $     107,067
NY St Dorm Auth Lease Rev
Court Fac                                              Zero Coupon        8/1/2021             AA+           3,600       1,710,900
NY St Dorm Auth Rev 4201
Schools Program                                               6.25%       7/1/2020             AA-           1,685       1,912,054
NY St Dorm Auth Rev Colgate Univ(17)                          6.00%       7/1/2016             AAA           1,000       1,179,550
NY St Dorm Auth Rev New York
Univ Ser A(2)                                                 5.75%       7/1/2015             AAA           2,000       2,306,100
NY St Dorm Auth Rev Pace Univ(17)                             6.00%       7/1/2029             AAA           1,610       1,809,527
NY St Dorm Auth Rev Pratt
Institute(18)                                                 6.00%       7/1/2024              AA           1,000       1,109,860
NY St Dorm Auth Rev Pratt
Institute(18)                                                 6.00%       7/1/2028              AA           2,000       2,213,040
NY St Dorm Auth Rev Spl Act
Sch Dist Pj(17)                                               6.00%       7/1/2016             AAA           1,400       1,439,928
NY St Dorm Auth Revs New York
Univ A(12)                                                    5.00%       7/1/2034             AAA           3,125       3,218,000
Rensselaer Cnty NY Indl Dev
Polytech Inst Ser B(2)(19)                                    5.50%       8/1/2022             AAA             200         215,288
Schenectady NY Indl Dev Agy
Civic Fac Rev Union College(2)                               5.625%       7/1/2031             Aaa           1,500       1,645,365
St Lawrence Cnty NY Indl Civic
Fac Rev Clarkson Univ Pj                                     5.125%       7/1/2021              A3             250         259,270
                                                                                                                     -------------
TOTAL                                                                                                                   21,768,716
                                                                                                                     -------------

GENERAL OBLIGATION 9.76%
Erie Cnty NY Indl Dev Agy Sch
Fac Rev City of Buffalo Pj(13)                                5.75%       5/1/2023             AAA           1,250       1,385,987
New York NY                                                   5.25%      8/15/2026               A           2,500       2,622,325
New York NY                                                  5.625%      3/15/2020               A           1,000       1,077,550
New York NY Ref Ser B                                         5.75%       8/1/2016               A           1,000       1,098,750
New York NY Ser C(13)                                         5.75%      3/15/2027             AAA           5,000       5,561,100
New York NY Ser E                                             5.25%       8/1/2014               A           1,000       1,077,410
New York NY Ser J                                             5.50%       6/1/2022               A           5,095       5,442,887
Puerto Rico Comwlth Pub Impt                                  5.25%       7/1/2018              A-           2,000       2,196,520
Puerto Rico Comwlth Pub Impt Ser A                            5.25%       7/1/2024              A-           1,500       1,584,030
Puerto Rico Comwlth
Unrefunded Pub Impt(16)(17)                                   5.00%       7/1/2028             AAA             605         621,613
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                                5.375%       7/1/2028              A-           1,090       1,151,618
                                                                                                                     -------------
TOTAL                                                                                                                   23,819,790
                                                                                                                     -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE 4.12%
Cortland Cnty NY Indl Dev Agy
Cortland Mem Hosp Pj(18)                                     5.625%       7/1/2024              AA    $      1,750   $   1,889,790
New York NY City Indl Dev Agy
Rev Harbor House Pj A(14)                                    5.875%      5/20/2044             AA+             610         681,071
NY St Dorm Auth Rev Insd NY
St Rehab Assn Ser A(2)                                        5.50%       7/1/2016             AAA             935       1,025,760
NY St Dorm Auth Rev Lenox
Hill Hosp Oblig Group                                        5.375%       7/1/2020            Baa2           1,000       1,032,880
NY St Dorm Auth Rev Mental
Hlth Svc Fac(16)(17)                                          6.00%      8/15/2012             AAA           1,460       1,665,495
NY St Dorm Auth Rev Mtg
Nursing Home A(10)(17)                                        5.40%       2/1/2031             AAA             300         315,999
NY St Dorm Auth Rev Mtg
Nursing Home A(10)(17)                                        5.50%       8/1/2030             AAA           1,000       1,067,900
NY St Dorm Auth Rev Mtg
Nursing Home A(10)(17)                                        5.50%       8/1/2038             AAA           1,000       1,065,440
NY St Dorm Auth Rev
Unrefunded Mental D(16)(17)                                   6.00%      8/15/2021             AAA             150         160,691
NY St Dorm Auth Revs
Unrefunded Mental Hlth Svcs B(17)                             6.00%      2/15/2025             AAA              15          16,521
NY St Dorm Auth Revs
Unrefunded Mental Hlth Svcs B(17)                             6.00%      2/15/2030             AAA              15          16,493
NY St Dorm Auth Rev Utd
Cerebral Palsy Aff No 1-A(2)                                  5.75%       7/1/2018             AAA           1,000       1,116,490
                                                                                                                     -------------
TOTAL                                                                                                                   10,054,530
                                                                                                                     -------------

HOUSING 2.94%
New York City Hsg Dev Corp
Multi Fam Hsg Rev Ser A AMT                                   5.50%      11/1/2034              AA           1,500       1,536,975
New York City Hsg Dev Corp
Ser B-2 AMT                                                   5.30%       5/1/2036              AA           2,000       2,038,860
NY St Dorm Auth Lease Rev
Court Facs Ser A                                              5.50%      5/15/2020               A           1,180       1,275,202
NY St Dorm Auth Rev Insd
Jewish Bd Fam & Children(2)                                   5.00%       7/1/2023             AAA             500         522,620
NY St Dorm Auth Revs Ref Dept
of Hlth                                                       5.00%       7/1/2023             AA-             400         414,956
NY St Dorm Auth Revs Upstate
Cmnty Colleges Ser B                                          5.25%       7/1/2021             AA-           1,000       1,070,950
NY St Mtg Agy Rev Hmownr Mtg Ser 70                           5.40%       4/1/2022             Aa1              70          71,415
NY St Mtg Agy Rev Hmownr Mtg
Ser 111 AMT(17)                                               4.55%       4/1/2023             AAA             250         243,995
                                                                                                                     -------------
TOTAL                                                                                                                    7,174,973
                                                                                                                     -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL 1.27%
Broome Cnty NY Indl Dev Agy
Univ Plaza Phase II Pj Ser B(1)                               5.10%       8/1/2036               A    $        500   $     506,255
Broome Cnty NY Indl Dev Agy
Univ Plaza Phase III C(1)                                     4.75%       8/1/2025               A             200         196,406
New York NY City Indl Dev Agy
United Jewish Appeal Fed Pj A                                 5.00%       7/1/2027             Aa2           1,250       1,301,538
NY Ind Dev Agy Pkg Royal
Charter Properties Inc(13)                                    5.75%     12/15/2029             AAA           1,000       1,102,860
                                                                                                                     -------------
TOTAL                                                                                                                    3,107,059
                                                                                                                     -------------

LEASE 1.96%
NY St Urban Dev Corp Rev St Fac                               5.70%       4/1/2020             AA-           4,150       4,782,045
                                                                                                                     -------------

MISCELLANEOUS 2.72%
Broome Cnty NY Indl Dev Agy
Univ Plaza LLC Phase 1 Pj A(1)                                5.20%       8/1/2030               A             750         767,752
Broome Cnty NY Indl Dev Agy
Univ Plaza LLC Phase 1 Pj A(1)                                5.20%       8/1/2036               A           1,000       1,019,910
New York City Transitional Fin Auth
Unrefunded Bal Fut Tax 2004 C                                 5.50%       5/1/2025             AAA             550         592,477
New York City Transitional Fin Auth
Rev Ser A                                                     5.00%     11/15/2026             AAA             730         754,696
New York NY City Tr Cultr Res
Rev Museum of American Art(1)                                 6.00%       7/1/2022               A             500         536,160
Puerto Rico Pub Bldg Auth Rev
Govt Fac GTD                                                  5.00%       7/1/2026              A-           2,000       2,054,840
Puerto Rico Pub Bldg Auth Rev
Unrefunded Bal Govt Facs Ser D                                5.25%       7/1/2027              A-             265         278,314
Puerto Rico Pub Fin Corp
Unrefunded Bal Comwlth Ser E                                  5.50%       8/1/2029            BBB+             585         628,594
                                                                                                                     -------------
TOTAL                                                                                                                    6,632,743
                                                                                                                     -------------

POWER 6.20%
NY St Enrg Res & Dev Auth Gas
Fac Rev Bklyn Ser B RIBs AMT                                11.592%       7/1/2026              A+           4,000       4,522,520
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(17)                                                5.00%       7/1/2032             AAA           1,500       1,557,330
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(d)(12)                                             5.00%       7/1/2035             AAA           3,000       3,124,290
Puerto Rico Elec Pwr Auth Ref
Ser PP(12)                                                    5.00%       7/1/2025             AAA           2,000       2,110,360
Puerto Rico Elec Pwr Auth Rev
Ser II                                                        5.25%       7/1/2031              A-           3,625       3,802,552
                                                                                                                     -------------
TOTAL                                                                                                                   15,117,052
                                                                                                                     -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
PRE-REFUNDED 36.19%
Albany NY Muni Wtr Fin Auth
Wtr & Swr Sys Rev Ser A(12)                                  6.375%      12/1/2017             AAA    $        650   $     744,178
Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(12)                                    6.00%       7/1/2016             AAA           2,000       2,187,000
Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(12)                                    6.00%       7/1/2021             AAA           5,000       5,305,750
Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(12)                                    6.10%       7/1/2026             AAA           2,000       2,124,720
Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(12)                                    4.75%       4/1/2028             AAA           2,500       2,677,050
Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(12)                                    6.00%       4/1/2030             AAA           3,800       4,281,422
Metropolitan Transn Auth NY
Svc Cntrct Trans Fac Ser O ETM                                5.75%       7/1/2008             AAA           1,000       1,085,840
Metropolitan Transn Auth NY
Tran Fac Rev Svc Cntrct Ser R                                 5.50%       7/1/2017             AAA           1,000       1,132,130
Muni Secs Trust Ctfs Ser 7005
Cl B RIBs ETM+                                                8.60%      10/1/2040             Aaa           2,000       2,312,920
New York City NY Muni Wtr Fin
Unrefunded Balance Ser B                                      6.00%      6/15/2033             AA+           1,470       1,661,335
New York City NY Muni Wtr Fin
Wtr & Sew Sys Rev Ser B                                       6.00%      6/15/2033             AA+           3,360       3,821,429
New York City Transitional
Fin Auth Fut Tax 2004 Ser C                                   5.50%       5/1/2025             AAA               5           5,492
New York City Transn Fin Auth
Rev Fut Tax 2nd Ser A                                         6.00%      8/15/2029             AAA             200         224,880
New York City Transn Fin Auth
Rev Fut Tax 2nd Ser B                                         6.00%     11/15/2024             AAA             950       1,081,100
New York City Transn Fin Auth
Rev Fut Tax 2nd Ser B                                         6.00%     11/15/2029             AAA           2,000       2,276,000
New York City Transn Fin Fut
Tax Secd C                                                    5.50%       5/1/2025             AAA             445         487,867
New York NY Ser A(12)(19)                                     6.00%      5/15/2030             AAA           5,000       5,649,600
NY St Dorm Auth Revs
Mental Hlth Svcs B(17)                                        6.00%      2/15/2025             AAA             100         112,365
NY St Dorm Auth Revs
Mental Hlth Svcs B(17)                                        6.00%      2/15/2030             AAA             100         112,365
NY St Dorm Auth Lease Rev St
Univ Dorm Facs Ser A                                          5.50%      5/15/2026             AA-              75          78,822
NY St Dorm Auth Lease St Univ                                5.375%       7/1/2022             AA-           1,000       1,109,480

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
NY St Dorm Auth Lease St Univ
Dorm Facs Ser A                                               6.00%       7/1/2030             AA-    $      3,500   $   3,982,335
NY St Dorm Auth Lease St Univ
Dorm Facs Ser A                                               6.25%       7/1/2020             AA-           1,250       1,433,925
NY St Dorm Auth Rev City Univ
Sys Cons 4th Gen A                                            5.50%       7/1/2023             AA-           1,215       1,353,668
NY St Dorm Auth Rev Mental D(16)(17)                          6.00%      8/15/2021             AAA             850         916,716
NY St Dorm Auth Rev Mental
Hlth Svcs(17)                                                 6.00%      2/15/2025             AAA             885         994,430
NY St Dorm Auth Rev Mental
Hlth Svcs B(17)                                               6.00%      2/15/2030             AAA             885         994,430
NY St Dorm Auth Rev Ser B(13)                                 5.75%      5/15/2017             AAA             395         444,892
NY St Dorm Auth Rev Upstate
Cmnty Colleges Ser A(13)                                      6.00%       7/1/2015             AAA             300         341,343
NY St Dorm Auth Rev Upstate
Cmnty Colleges Ser A                                          6.20%       7/1/2015             AAA           1,000       1,029,320
NY St Envr Fac Corp St Clean
Wtr & Drinking                                                6.00%      6/15/2019             AAA              80          88,922
Puerto Rico Comwlth                                          5.375%       7/1/2025              A-           1,640       1,729,856
Puerto Rico Comwlth Aqueduct &
Swr Auth Rev ETM                                             10.25%       7/1/2009             AAA             590         692,442
Puerto Rico Comwlth Hwy & Ser B(17)                          5.875%       7/1/2035             AAA             265         299,938
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                     5.50%       7/1/2026               A           1,000       1,049,610
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                         6.00%       7/1/2026               A           6,000       6,112,620
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                         6.50%       7/1/2027               A           2,000       2,318,140
Puerto Rico Comwlth(17)                                       5.00%       7/1/2024             AAA           1,000       1,071,930
Puerto Rico Comwlth Pub Impt(17)                              5.75%       7/1/2026             AAA           3,000       3,329,460
Puerto Rico Comwlth Pub Impt(16)(17)                          5.00%       7/1/2028             AAA           1,130       1,211,281
Puerto Rico Comwlth Pub Impt                                  6.00%       7/1/2029              A-           2,000       2,037,060
Puerto Rico Comwlth Pub Impt Ser A                            5.00%       7/1/2027             AAA           1,500       1,633,695
Puerto Rico Comwlth Pub Impt Ser A(12)                        5.00%       7/1/2032             AAA           1,250       1,361,412
Puerto Rico Comwlth Pub Impt Ser A                           5.375%       7/1/2028             AAA             555         614,479
Puerto Rico Elec Pwr Auth Rev Ser X                           5.50%       7/1/2025              A-           2,915       2,937,300
Puerto Rico Elec Pwr Auth Rev Ser X                           6.00%       7/1/2015             Aaa           2,375       2,443,495
Puerto Rico Pub Bldg Auth Rev
Govt Facs Ser D GTD                                           5.25%       7/1/2027              A-             735         802,341
Puerto Rico Pub Fin Corp Approp E                             5.50%       8/1/2029             Aaa           1,735       1,928,314

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                          5.70%       8/1/2025             Aaa     $      2,000   $   2,218,860
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                          5.75%       8/1/2030             Aaa            2,500       2,634,575
Tompkins Cnty NY Indl Dev Agy
Civic Fac Cornell Univ Lake                                  5.625%       7/1/2020             AA+              115         128,788
Tompkins Cnty NY Indl Dev Agy
Civic Fac Cornell Univ Lake                                   5.75%       7/1/2030             AA+            1,500       1,688,805
                                                                                                                      -------------
TOTAL                                                                                                                    88,296,127
                                                                                                                      -------------

SPECIAL TAX 0.80%
New York City Transn Fin
Unrefunded Fut Tax Secd C                                     5.00%       5/1/2029             AAA            1,905       1,953,025
                                                                                                                      -------------

TRANSPORTATION 20.38%
Metropolitan Transn Auth NY Rev Ser A(2)                      5.00%     11/15/2033             AAA           10,000      10,340,900
New York NY City Transn Auth RIBs(2)                          9.10%       1/1/2030             Aaa            5,000       6,238,900
Niagara NY Frontier Auth Arpt
Buffalo Niagara Intl Ser B(17)                                5.50%       4/1/2019             AAA              690         747,774
NY St Twy Auth Gen Rev Ser F(2)                               5.00%       1/1/2030             AAA            2,000       2,071,620
Port Auth NY & NJ Cons 93rd Ser                              6.125%       6/1/2094             AA-            7,500       8,871,075
Port Auth NY & NJ Cons 106th
Ser AMT                                                       6.00%       7/1/2015             AA-              350         366,775
Port Auth NY & NJ Spl Oblig
Rev 5th Instllmnt Spl Pj Ser 4 AMT                            6.75%      10/1/2019              NR            2,970       3,142,468
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                     5.50%       7/1/2036               A            3,500       3,805,830
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs                           8.221%       1/1/2010               A(b)         2,000       2,438,560
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser G                                         5.00%       7/1/2033               A              605         617,239
Puerto Rico Comwlth Hwy &
Transn Auth Sub PR St Infra                                   5.00%       7/1/2028              A-            1,000       1,018,830
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                  5.25%       7/1/2038               A            6,000       6,244,860
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                 5.375%       7/1/2036               A            1,000       1,056,640
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                  5.75%       7/1/2041               A            2,000       2,219,280
Puerto Rico Comwlth Hwy &
Unrefunded Balance Ser B(17)                                 5.875%       7/1/2035             AAA              485         541,740
                                                                                                                      -------------
TOTAL                                                                                                                    49,722,491
                                                                                                                      -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
NEW YORK TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
WATER/SEWER 2.96%
Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(12)                                               5.75%       7/1/2021             AAA    $        500    $     527,665
Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(13)                                               6.00%       7/1/2029             AAA             500          556,060
New York City NY Muni Wtr Fin                                 5.50%      6/15/2033             AA+           3,585        3,851,724
NY St Envr Fac Corp St Clean
Wtr & Drinking                                                6.00%      6/15/2019             AAA           1,420        1,568,958
Upper Mohawk NY Regl Wtr Fin
Auth NY Wtr Sys Rev(2)                                        5.75%       4/1/2020             Aaa             650          718,738
                                                                                                                      -------------
TOTAL                                                                                                                     7,223,145
                                                                                                                      -------------
TOTAL MUNICIPAL BONDS (Cost $225,205,627)                                                                               239,651,696
                                                                                                                      =============

                                                                                                            SHARES
                                                                                                             (000)
                                                                                                            ------
SHORT-TERM INVESTMENT 0.00%

MONEY MARKET MUTUAL FUND 0.00%
Dreyfus NY Muni Cash Management (Cost $146)                                                                      -(a)           146
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES 98.22% (Cost $225,205,773)                                                              239,651,842
                                                                                                                      =============
OTHER ASSETS IN EXCESS OF LIABILITIES 1.78%                                                                               4,337,434
                                                                                                                      -------------
NET ASSETS 100.00%                                                                                                    $ 243,989,276
                                                                                                                      =============

SCHEDULE OF INVESTMENTS (UNAUDITED)
TEXAS TAX-FREE FUND MARCH 31, 2005

                                                                                                         PRINCIPAL
                                                                                                            AMOUNT
                                                                                                             (000)
                                                                                                         ---------
MUNICIPAL BONDS 102.44%

EDUCATION 7.71%
Fort Bend TX Indpt Sch Dist
Ref Ser A PSF GTD                                             5.25%      8/15/2027             AAA    $        500          528,365
Houston TX Higher Ed Fin Corp Rice Univ                      5.375%     11/15/2029             AAA           1,000        1,058,730
Lake Worth TX Indpt Sch Dist
Sch Bldg Ser A(2)                                             5.25%      2/15/2031             AAA           1,020        1,073,683
Raven Hills TX Higher Ed Corp
Cardinal Vlg LLC Lamar Univ(17)                               5.50%       8/1/2028             Aaa           1,000        1,083,140
Rockwall TX Indpt Sch Dist
Sch Bldg PSF GTD                                              5.25%      2/15/2029             AAA           2,000        2,091,540
                                                                                                                      -------------
TOTAL                                                                                                                     5,835,458
                                                                                                                      -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEXAS TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION 27.57%
Argyle TX Indpt Sch Dist Ref(13)                              5.25%      8/15/2040             AAA    $      1,000   $   1,048,930
Azle TX Indpt Sch Dist Ser A PSF GTD                          6.00%      2/15/2022             Aaa             250         250,863
Blanco TX COP(20)                                             5.50%      8/15/2027             AAA             665         719,217
Comal TX Indpt Sch Dist Ref
Ser A PSF GTD                                                 5.00%       2/1/2028             Aaa           1,000       1,027,290
Dallas Cnty TX Ref & Impt Ser A                               5.00%      8/15/2020             AAA             250         262,188
Dallas TX Indpt Sch Dist Ref PSF GTD                          5.00%      2/15/2021             AAA             300         313,434
Flower Mound TX Ctfs Oblig(2)                                 5.00%       3/1/2025             AAA             610         629,703
Mansfield TX Indpt Sch Dist PSF GTD                           5.25%      2/15/2023             AAA           1,000       1,049,230
Pearland TX Indpt Sch Dist PSF GTD                           5.125%      2/15/2022             AAA           1,500       1,552,140
Pflugerville TX Indpt Sch Dist PSF GTD                        5.00%      8/15/2026             AAA           1,000       1,026,220
Puerto Rico Comwlth Unrefunded
Bal Pub Impt Ser A                                           5.125%       7/1/2031              A-             745         766,359
Snyder TX Indpt Sch Dist Sch Bldg(2)                          5.25%      2/15/2030             AAA             500         525,100
Socorro TX Indpt Sch Dist Ref PSF GTD                         6.00%      2/15/2015             AAA             920         969,045
Texas St Tax & Rev Antic Nts                                  3.00%      8/31/2005            MIG1           1,000       1,002,410
TX St Ser B RIBs                                            10.341%      9/30/2011             Aa1           5,500       7,088,840
United Indpt Sch Dist TX PSF GTD                             5.125%      8/15/2026             AAA           1,000       1,040,650
Webster TX Ctfs Oblig Ser A(13)                               6.00%       3/1/2017             AAA           1,440       1,598,875
                                                                                                                     -------------
TOTAL                                                                                                                   20,870,494
                                                                                                                     -------------

HEALTHCARE 5.25%
Harris Cnty TX Hlth Fac Dev
St. Lukes Episcopal Hosp Ser A                               5.375%      2/15/2026             AA-           1,000       1,027,830
Harris Cnty TX Hlth Fac Mem
Hermann Hlthcare Ser A                                       6.375%       6/1/2029               A           1,750       1,924,020
Puerto Rico Indl Tourist Ed
Envr Ctrl Fac Hosp Ser A                                     6.125%     11/15/2025              AA             910       1,018,927
                                                                                                                     -------------
TOTAL                                                                                                                    3,970,777
                                                                                                                     -------------

INDUSTRIAL 14.31%
Cass Cnty TX Ind Dev Corp
Envr Impt Rev Ser A AMT                                       6.00%       9/1/2025             BBB           1,000       1,027,570
Orange Cnty TX Nav & Port Dist
Ind Dev Rev North Star Steel Pj                              6.375%       2/1/2017              A+           2,400       2,515,032
Texas City TX Indl Dev Corp
Marine Term Rev Arco Pipe Line                               7.375%      10/1/2020             AA+           5,500       7,286,730
                                                                                                                     -------------
TOTAL                                                                                                                   10,829,332
                                                                                                                     -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEXAS TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
LEASE 1.40%
Harris Cnty Houston TX Sports
Auth Rev Sr Lien Ser G(17)                                    5.25%     11/15/2021             AAA    $      1,000   $   1,064,180
                                                                                                                     -------------

POWER 1.38%
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(d)(12)                                             5.00%       7/1/2035             AAA           1,000       1,041,430
                                                                                                                     -------------

PRE-REFUNDED 25.41%
Austin TX Arpt Sys Rev 2003
Prior Lien AMT(17)                                           6.125%     11/15/2025             AAA             415         432,227
Austin TX Indpt Sch Dist PSF GTD                              5.75%       8/1/2015             AAA             500         520,320
Burleson TX Indpt Sch Dist PSF GTD                            6.75%       8/1/2024             AAA           2,000       2,107,100
Fort Bend Cnty TX Muni Util
Dist No 25(17)                                                6.00%      10/1/2028             AAA           2,170       2,323,375
Gregory Portland TX Indpt Sch
Dist PSF GTD                                                  5.50%      8/15/2020             AAA           1,075       1,188,068
Katy TX Indpt Sch Dist Ltd Tax PSF GTD                       6.125%      2/15/2032             AAA           1,000       1,109,240
Laredo TX Indpt Sch Dist PSF GTD                              5.25%       8/1/2024             AAA           1,000       1,082,510
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                                8.60%      10/1/2040             Aaa             500         578,230
Pearland TX Indpt Sch Dist Bd
Ser A PSF GTD                                                5.875%      2/15/2019             AAA           1,000       1,128,210
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                         6.00%       7/1/2031               A           1,980       2,247,736
Puerto Rico Comwlth Pub Impt RIBs(17)                         8.85%       7/1/2026             Aaa             500         609,820
Puerto Rico Comwlth Pub Impt Ser A                           5.125%       7/1/2031             AAA             380         415,435
San Antonio TX Indpt Sch Dist PSF GTD                         5.50%      8/15/2024             AAA           1,000       1,093,310
San Antonio TX Indpt Sch Dist PSF GTD                         5.75%      8/15/2015             AAA           1,000       1,103,410
University TX Univ Rev Fin
Sys Ser A                                                    5.375%      8/15/2017             AAA           3,030       3,297,428
                                                                                                                     -------------
TOTAL                                                                                                                   19,236,419
                                                                                                                     -------------

RESOURCE RECOVERY 2.11%
Gulf Coast Waste Disp Auth TX
Swr & Solid Waste Disp Rev AMT                                5.90%       4/1/2036              A+           1,500       1,594,230
                                                                                                                     -------------

TRANSPORTATION 8.39%
Austin TX Arpt Sys Rev
Unrefunded Bal 2003 Prior A AMT(17)                          6.125%     11/15/2025             AAA           2,085       2,167,503
Dallas Fort Worth TX Intl
Arpt Impt Jt Ser B AMT(13)                                    5.00%      11/1/2035             AAA           1,000       1,001,580

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
TEXAS TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Houston TX Arpt Sys Rev Sub
Lien Ser B(13)                                                5.50%       7/1/2030             AAA   $       1,000   $   1,069,710
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                                         6.00%       7/1/2029               A           1,000       1,123,930
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser 9 RIBs(6)(13)                             9.35%       7/1/2026             Aaa             950         985,910
                                                                                                                     -------------
TOTAL                                                                                                                    6,348,633
                                                                                                                     -------------

WATER/SEWER 8.91%
Dallas TX Wtr Wks & Swr Sys Rev Ref                           5.00%      10/1/2012             AA+             750         796,673
El Paso TX Wtr & Swr Rev Ref &
Impt Ser A(13)                                                5.25%       3/1/2027             AAA           1,000       1,048,890
Garland TX Wtr & Swr Rev(2)                                   5.25%       3/1/2025             AAA             460         488,184
San Antonio TX Wtr Rev Ref Sys(13)                            5.00%      5/15/2028             AAA           1,000       1,026,420
Upper Trinity Regl Wtr Dist
TX Wtr Rev Sys Ser 4(12)                                      6.00%       8/1/2026             AAA           3,025       3,386,034
                                                                                                                     -------------
TOTAL                                                                                                                    6,746,201
                                                                                                                     -------------
TOTAL MUNICIPAL BONDS (Cost $71,094,522)                                                                                77,537,154
                                                                                                                     =============

                                                                                                            SHARES
                                                                                                             (000)
                                                                                                            ------
SHORT-TERM INVESTMENT 1.16%

MONEY MARKET MUTUAL FUND 1.16%
Dreyfus Municipal Cash Management Plus (Cost $873,926)                                                         874         873,926
                                                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES 103.60% (Cost $71,968,448)                                                              78,411,080
                                                                                                                     =============
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (3.60%)                                                                  (2,723,265)
                                                                                                                     -------------
NET ASSETS 100.00%                                                                                                   $  75,687,815
                                                                                                                     =============

SCHEDULE OF INVESTMENTS (UNAUDITED)
WASHINGTON TAX-FREE FUND MARCH 31, 2005

                                                                                                         PRINCIPAL
                                                                                                            AMOUNT
                                                                                                             (000)
                                                                                                         ---------
MUNICIPAL BONDS 100.60%

EDUCATION 14.31%
Central WA Univ Sys Rev(12)                                   5.00%       5/1/2034             Aaa   $       1,000       1,027,120
Univ WA Ed Resh Rev Roosevelt Pj(16)(17)                     5.375%       6/1/2029             AAA           1,100       1,170,202

                       SEE NOTES TO FINANCIAL STATEMENTS.

WASHINGTON TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Univ WA Rev Student Fac Fee(13)                               5.50%       6/1/2019             AAA   $         810   $     876,201
WA St Higher Ed Fac Auth Rev
Gonzaga Univ Pj(17)                                           4.75%       4/1/2022             AAA           1,000       1,010,260
WA St Higher Ed Fac Gonzaga Univ Pj(17)                      5.125%       4/1/2034             AAA           2,080       2,161,203
Western WA Univ Rev
Unrefunded Bal Student Rec Fee(17)                            5.00%       5/1/2033             AAA             630         643,520
                                                                                                                     -------------
TOTAL                                                                                                                    6,888,506
                                                                                                                     -------------

GENERAL OBLIGATION 20.31%
Bremerton WA(2)                                               5.25%      12/1/2027             Aaa           1,440       1,516,824
King Cnty WA Pub Transn Sales Tax(17)                        5.375%       6/1/2029             AAA           1,000       1,075,110
King Cnty WA Sch Dist No 405
Bellevue(12)                                                  5.00%      12/1/2020             AAA           2,000       2,094,380
King Cnty WA Ser B                                            4.50%       1/1/2024             AA+             320         317,978
King Cnty WA Ser B(17)                                        5.00%       1/1/2030             AAA           1,000       1,019,350
Port Seattle WA Ser B AMT                                     5.75%      12/1/2025             AA+             750         802,095
Puerto Rico Pub Fin Corp
Comwlth App Ser A(2)                                         5.125%       6/1/2024             AAA             750         829,117
Skagit Cnty WA Pub Hosp Dist No 002(17)                       5.25%      12/1/2026             Aaa           1,000       1,054,940
Spokane WA(2)                                                 5.25%      12/1/2024             AAA           1,000       1,064,600
                                                                                                                     -------------
TOTAL                                                                                                                    9,774,394
                                                                                                                     -------------

HEALTHCARE 2.32%
Puerto Rico Indl Tourist Ed &
Envr Ctrl Fac Hosp Ser A                                     6.125%     11/15/2030              AA           1,000       1,114,880
                                                                                                                     -------------

HOUSING 1.60%
Skagit Cnty WA Hsg Auth Low
Income Hsg Assist Rev Mtg Ln(14)                              7.00%      6/20/2035             AAA             741         771,077
                                                                                                                     -------------

MISCELLANEOUS 5.64%
Bellevue WA Convtn Ctr Auth
Spl Oblig Rev(17)                                      Zero Coupon        2/1/2024             AAA           1,400         534,674
Puerto Rico Pub Bldg Auth Rev
Govt Facs Ser I GTD                                          5.375%       7/1/2034              A-           1,000       1,061,590
Spokane WA Pub Fac Dist Hotel
Motel & Sales Use Tax(17)                                     5.75%      12/1/2028             AAA           1,000       1,119,150
                                                                                                                     -------------
TOTAL                                                                                                                    2,715,414
                                                                                                                     -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

WASHINGTON TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
POWER 14.34%
Chelan Cnty WA Pub Util Dist
No 1 Cons Rev Ser A AMT(17)                                   6.40%       7/1/2017             AAA   $       1,000   $   1,089,460
Clark Cnty WA Pub Util Dist
No 1 Rev(13)                                                 5.125%       1/1/2020             AAA             400         418,252
Douglas Cnty WA Pub Util Dist
No 1 Wells Hydro                                              8.75%       9/1/2018              AA             350         398,045
Douglas Cnty WA Pub Util Dist
No 1 Wells Hydro 2 Tier Ser B(2)                              8.75%       9/1/2006             AAA           1,315       1,371,361
Grant Cnty WA Pub Util Dist
No 002 Elec Rev Ser H(13)                                     5.00%       1/1/2022             AAA           1,000       1,028,960
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                                   5.125%       7/1/2029              A-           1,500       1,553,385
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(d)(20)                                             5.00%       7/1/2030             AAA           1,000       1,039,760
                                                                                                                     -------------
TOTAL                                                                                                                    6,899,223
                                                                                                                     -------------

PRE-REFUNDED 25.00%
Douglas Cnty WA Pub Util Dist
No 1 Wells Hydro                                              8.75%       9/1/2018              AA             150         171,210
King Cnty WA Sch Dist No 414
Lake Washington(6)(13)                                        5.50%      12/1/2019             AAA           1,000       1,106,630
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                                8.60%      10/1/2040             Aaa           1,000       1,156,460
Ocean Shores WA Wtr & Swr(13)                                 5.50%      12/1/2021             Aaa           1,000       1,113,350
Port Seattle WA Spl Fac Rev
Ser C AMT(17)                                                 6.00%       9/1/2029             AAA             915       1,028,057
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                         6.00%       7/1/2026               A           1,000       1,018,770
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                         6.00%       7/1/2031               A           1,000       1,135,220
Puerto Rico Comwlth Pub Impt                                  6.00%       7/1/2029              A-           2,000       2,037,060
Seattle WA Muni Lt & Pwr Rev Ser A(17)                       5.625%       9/1/2015             AAA             720         743,998
Vancouver WA Ltd Tax(2)                                       5.50%      12/1/2025             AAA           1,255       1,388,821
Vancouver WA Wtr & Swr Rev(12)                                6.00%       6/1/2020             AAA           1,000       1,108,500
Western WA Univ Rev Student Rec Fee(17)                       5.00%       5/1/2033             AAA              20          21,747
                                                                                                                     -------------
TOTAL                                                                                                                   12,029,823
                                                                                                                     -------------

TRANSPORTATION 14.71%
Central Puget Sound WA Regl
Transit Auth Sales Tax & Motor(12)                            5.25%       2/1/2021             AAA           1,750       1,943,567

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
WASHINGTON TAX-FREE FUND MARCH 31, 2005

                                                                                           RATING:        PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR           AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S            (000)           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Port Kalama WA Rev Ser B AMT                                 5.625%      12/1/2015              A3    $         400   $     409,388
Port Seattle WA Spl Fac Rev
Unrefunded Balance Ser C AMT(17)                              6.00%       9/1/2029             AAA            1,085       1,185,623
Port Tacoma WA Ser A(2)                                       5.25%      12/1/2034             AAA            2,000       2,109,880
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs                           8.221%       1/1/2010               A(b)           750         914,460
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser 9 RIBs(6)(13)                             9.35%       7/1/2026             Aaa              500         518,900
                                                                                                                      -------------
TOTAL                                                                                                                     7,081,818
                                                                                                                      -------------

WATER/SEWER 2.37%
Pierce Cnty WA Swr Rev(2)                                     5.00%       8/1/2021             AAA            1,100       1,142,779
                                                                                                                      -------------
TOTAL MUNICIPAL BONDS (Cost $45,379,832)                                                                                 48,417,914
                                                                                                                      =============

                                                                                                             SHARES
                                                                                                              (000)
                                                                                                             ------
SHORT-TERM INVESTMENT 0.22%

MONEY MARKET MUTUAL FUND 0.22%
Dreyfus Municipal Cash Management Plus (Cost $103,716)                                                          104         103,716
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES 100.82% (Cost $45,483,548)                                                               48,521,630
                                                                                                                      =============
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (0.82%)                                                                     (392,955)
                                                                                                                      -------------
NET ASSETS 100.00%                                                                                                    $  48,128,675
                                                                                                                      =============

SCHEDULE OF INVESTMENTS (UNAUDITED)
INSURED INTERMEDIATE TAX-FREE MARCH 31, 2005

                                                                                                          PRINCIPAL
                                                                                                             AMOUNT
                                                                                                              (000)
                                                                                                          ---------
MUNICIPAL BONDS 95.51%

EDUCATION 11.50%
Allegheny Cnty PA Higher Ed
Duquesne Univ Ser A(12)                                       5.00%       3/1/2013             AAA    $         150         162,934
Appalachian St Univ NC Rev
Ref Util Sys(17)                                              5.00%      5/15/2010             AAA              100         107,883
Delaware Cnty PA Auth Univ
Rev Ref Villanova Univ(12)                                    5.00%       8/1/2010             AAA              200         215,348
NY St Dorm Auth Lease Ref
Master Boces Pg Ser A GTD(13)                                 5.00%      8/15/2008             AAA              150         159,420

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE  MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Univ NC Sys Pool Rev Ser A(d)(2)                              4.00%       4/1/2007             AAA   $         250   $     255,665
Univ TX Univ Rev Fin Sys Ser D                                5.25%      8/15/2016             AAA             350         381,297
                                                                                                                     -------------
TOTAL                                                                                                                    1,282,547
                                                                                                                     -------------

GENERAL OBLIGATION 35.34%
Anaheim CA Unif High Sch Dist Ref(13)                         5.00%       8/1/2015             Aaa             350         381,819
Anoka Cnty MN Ref Cap Impt C(17)                              4.40%       2/1/2007             AAA             300         308,568
Austin TX Indpt Sch Dist Ref PSF GTD                          5.25%       8/1/2015             AAA             250         275,978
Clark Cnty NV Sch Dist Ser B(13)                              2.22%#     6/15/2021             AAA             300         300,000
Davie Cnty NC Sch(2)                                          4.00%       5/1/2012             AAA             200         205,454
Detroit MI City Sch Dist Sch
Bldg & Site Impt Ser A(12)                                    5.00%       5/1/2008             AAA             150         158,557
Hemet CA Univ Sch Dist 2002
Election Ser C(17)                                            5.00%       8/1/2011             AAA             200         218,652
La Crosse WI Ref Ser A(13)                                    5.00%      12/1/2007             AAA             200         210,024
NC St Ref Ser A                                               5.00%       6/1/2010             AAA             150         162,288
New York NY Sub Ser A 7(2)                                    2.26%#     11/1/2024             AAA             400         400,000
OK St Ref Bldg Ser A(12)                                      5.00%      7/15/2014             AAA             200         217,322
Pasadena CA Sch Dist Ser A Ref(12)                            5.00%      11/1/2015             AAA             250         273,177
Salem Keizer OR Sch Dist
No 24J Ref(13)                                                5.00%      6/15/2011             AAA             200         216,568
St Louis Park MN Indpt Sch
Dist No 283 Ref Sch Bldg Ser B(d)(13)                         5.00%       2/1/2015             Aaa             300         323,025
Wayne Cnty MI Cmnty College Impt(12)                          5.25%       7/1/2010             Aaa             100         108,754
WI St Transn Rev Ref Ser 1(2)                                 5.25%       7/1/2006             AAA             175         180,372
                                                                                                                     -------------
TOTAL                                                                                                                    3,940,558
                                                                                                                     -------------

HEALTHCARE 0.90%
Wayne Cnty PA Hosp & Hlth
Facs Wayne Mem Hosp Pj(17)                                    2.00%       7/1/2005             AAA             100          99,857
                                                                                                                     -------------

LEASE 6.05%
CA St Pub Wks Bd Dept Hlth
Svcs Richmond Lab B(d)(20)                                    5.00%      11/1/2017             AAA             315         334,823
Kansas City MO Sch Dist Bldg
Ref Elem Sch Pj Ser B(12)                                     5.00%       2/1/2012             Aaa             100         108,334
OH St Bldg Auth Ref St Facs
Adult Correction A(13)                                        5.50%      10/1/2010             AAA             210         231,250
                                                                                                                     -------------
TOTAL                                                                                                                      674,407
                                                                                                                     -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX FREE MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS 16.29%
CA St Economic Recovery Ser A(12)                             5.25%       7/1/2014             AAA   $         200   $     220,764
IL St Sales Tax Rev First Ser(13)                             5.25%      6/15/2013             AAA             100         109,680
IN Bd Bk Rev Spl Pg South
Bend TIF Ser E(17)                                            5.00%       9/1/2014             AAA             100         107,079
Los Angeles CA Santn Equip
Rev Ser A(2)                                                  5.00%       2/1/2007             AAA             250         260,285
Mercer Cnty NJ Impt Auth Ref
Regl Sludge Pj(12)                                            5.00%     12/15/2014             AAA             200         215,926
MI St Envr Ref(16)(17)                                        5.50%      12/1/2013             AAA             100         112,591
Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A RIBs(12)                        2.62%       4/1/2014             AAA             200         199,478
MO Dev Fin Bd Cultural Facs
Nelson Gallery(17)                                            5.25%      12/1/2013             AAA             100         109,497
OR St Dept Admin Svcs(13)                                     5.00%       9/1/2012             AAA             100         108,620
SC Transn Infrastr Ser A(2)                                   5.00%      10/1/2008             Aaa             250         266,102
WI St Petroleum Inspect Fee
Rev Ref Ser 1(13)                                             5.00%       7/1/2008             AAA             100         105,839
                                                                                                                     -------------
TOTAL                                                                                                                    1,815,861
                                                                                                                     -------------

POWER 5.88%
Michigan Pub Pwr Agy Rev Ref
Ref Belle River Pj Ser A(17)                                  5.25%       1/1/2016             AAA             250         275,670
Puerto Rico Elec Pwr Auth Ref Ser JJ(17)                      5.25%       7/1/2013             AAA             100         111,366
South MN Muni Pwr Agy Supply
Rev Ref Ser A(17)                                             5.00%       1/1/2010             AAA             250         268,265
                                                                                                                     -------------
TOTAL                                                                                                                      655,301
                                                                                                                     -------------

PRE-REFUNDED 2.95%
Muhlenberg PA Sch Dist(12)                                    5.40%       9/1/2012             AAA             100         110,108
NY St Dorm Auth Revs Mental D(16)(17)                         5.25%      8/15/2024             AAA             200         218,812
                                                                                                                     -------------
TOTAL                                                                                                                      328,920
                                                                                                                     -------------

SPECIAL TAX 2.30%
Broward Cnty FL Spl Oblig Ref(2)                              5.00%       1/1/2012             AAA             250         256,563
                                                                                                                     -------------

TRANSPORTATION 4.13%
New Haven CT Air Rights Pkg Ref(2)                           5.375%      12/1/2012             AAA             100         111,355
PA St Tpk Commn Oil Sr Ser A(17)                              5.25%      12/1/2012             AAA             100         110,527

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
INSURED INTERMEDIATE TAX FREE MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Washington DC Met Area Transn
Auth Gross Rev Ref(17)                                        5.00%       1/1/2007             AAA   $         230   $     238,400
                                                                                                                     -------------
TOTAL                                                                                                                      460,282
                                                                                                                     -------------

WATER/SEWER 10.17%
Columbus GA Wtr & Sew Rev Ref(13)                             5.25%       5/1/2013             AAA             100         110,142
Houston TX Util Sys Rev Ref
Comb First Lien Ser A(17)                                     5.00%      5/15/2009             AAA             200         213,600
Lansing MI Sew Disp Sys Ref(12)                               5.00%       5/1/2014             AAA             150         163,340
Las Cruces NM Jt Util Ref &
Impt Rev Ser A(17)                                            5.50%       7/1/2016             AAA             300         320,976
Pima Cnty AZ Swr Rev Ref(13)                                  5.00%       7/1/2014             AAA             200         218,052
Shreveport LA Wtr & Swr Rev
Ref Ser A(12)                                                 5.00%      12/1/2012             AAA             100         108,178
                                                                                                                     -------------
TOTAL                                                                                                                    1,134,288
                                                                                                                     -------------
TOTAL MUNICIPAL BONDS (Cost $10,662,973)                                                                                10,648,584
                                                                                                                     =============

                                                                                                            SHARES
                                                                                                             (000)
                                                                                                            ------
SHORT-TERM INVESTMENT 2.78%

MONEY MARKET MUTUAL FUND 2.78%
Dreyfus Municipal Cash Management Plus (Cost $310,358)                                                         310         310,358
                                                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES 98.29% (Cost $10,973,331)                                                               10,958,942
                                                                                                                     =============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 1.71%                                                                       190,575
                                                                                                                     -------------
NET ASSETS 100.00%                                                                                                   $  11,149,517
                                                                                                                     =============

SCHEDULE OF INVESTMENTS (UNAUDITED)
FLORIDA TAX-FREE TRUST MARCH 31, 2005

                                                                                                         PRINCIPAL
                                                                                                            AMOUNT
                                                                                                             (000)
                                                                                                         ---------
MUNICIPAL BONDS 98.87%

EDUCATION 2.96%
Miami-Dade Cnty FL Ed Fac
Auth Rev Ser A(2)                                             6.00%       4/1/2023             AAA   $       2,000       2,237,060
                                                                                                                     -------------

GENERAL OBLIGATION 12.88%
FL St Bd of Ed Cap Pub Ed Outlay Ser A                        5.25%       6/1/2024             AAA           2,000       2,111,780

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
FL St Bd of Ed Cap Pub Ed Outlay Ser D                        5.00%       6/1/2007             AAA   $       2,250   $   2,349,405
FL St Bd of Ed Cap Pub Ed Outlay Ser E                       5.625%       6/1/2025             AAA           1,000       1,086,530
Florida St Dept Transn Right of Way Ser A                     5.00%       7/1/2010             AAA           2,915       3,139,834
Hillsborough Cnty FL Sch Bd COP(17)                           5.00%       7/1/2029             AAA           1,000       1,030,560
                                                                                                                     -------------
TOTAL                                                                                                                    9,718,109
                                                                                                                     -------------

HEALTHCARE 12.20%
Highlands Cnty FL Fac Auth
Rev Hosp Adventist Hlth Sys D                                5.875%     11/15/2029               A           2,000       2,157,400
Highlands Cnty FL Fac Auth
Rev Hosp Adventist/Sunbelt Ser A                              6.00%     11/15/2031               A           2,000       2,154,980
Miami FL Hlth Facs Auth
Catholic Hlth East Ser B                                      5.25%     11/15/2033               A             225         228,884
Orange Cnty FL Hlth Fac Auth
Rev Hosp Orlando Regl                                         5.75%      12/1/2032               A           1,000       1,065,470
Orange Cnty FL Hlth Facs Auth Rev
Nemours Foundation Pj                                         5.00%       1/1/2035             AAA           1,000       1,021,590
Puerto Rico Indl Tourist Ed
Med Envr Ctrl Fac Hosp                                        6.50%     11/15/2020              AA             410         471,680
Sarasota Cnty FL Pub Hosp Bd
Rev Sarasota Mem Hosp Ser B(17)                               5.50%       7/1/2028             AAA           1,875       2,111,325
                                                                                                                     -------------
TOTAL                                                                                                                    9,211,329
                                                                                                                     -------------

HOUSING 3.86%
Lee Cnty FL Hsg Fin Auth
Sing Fam Mtg Rev AMT(9)(15)                                   6.40%       3/1/2029             Aaa             625         649,381
Orange Cnty FL Hsg Fin Auth
Hmownr Rev Cap Apprec
Ser A 1 AMT(15)                                        Zero Coupon        3/1/2028             Aaa             505         140,940
Pinellas Cnty FL Hsg Fin Auth
Sing Fam Hsg Rev Multi Cnty Pg
Ser A 1 AMT(d)(15)                                            5.50%       9/1/2035             Aaa           2,000       2,120,360
                                                                                                                     -------------
TOTAL                                                                                                                    2,910,681
                                                                                                                     -------------

INDUSTRIAL 1.74%
Lee Cnty FL Indl Dev Auth Ref
Bonita Springs Util Pj AMT(2)                                5.125%      11/1/2019             AAA           1,250       1,315,038
                                                                                                                     -------------

MISCELLANEOUS 15.94%
Jacksonville FL Excise Taxes
Ref Ser C AMT(17)                                             5.25%      10/1/2020             AAA           1,000       1,076,540

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Jacksonville FL Sales Tax Rev
Ref & Impt Loc Govt(12)                                      5.375%      10/1/2018             AAA   $       1,000   $   1,097,030
Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A RIBs(12)                        2.62%       4/1/2014             AAA           1,500       1,496,085
Miami-Dade Cnty FL Spl Oblig
Sub Ser A(17)                                          Zero Coupon       10/1/2024             AAA           3,000       1,060,350
Miami-Dade Cnty FL Spl Oblig
Sub Ser B(17)                                                 5.00%      10/1/2037             AAA           1,000       1,018,090
Orange Cnty FL Sales Tax Rev
Ref Ser B(12)                                                5.125%       1/1/2032             AAA           1,425       1,483,510
Orange Cnty FL Tourist Dev Sub(2)                            5.125%      10/1/2025             AAA           1,445       1,518,970
Osceola Cnty Tourist Dev Tax
Rev Ser A(12)                                                 5.00%      10/1/2032             AAA           1,400       1,440,488
Puerto Rico Pub Bldg Auth Rev
Govt Facs Ser I GTD                                           5.25%       7/1/2033              A-           1,250       1,312,425
Tampa FL Sports Auth Rev
Tampa Bay Arena Pj(17)                                        6.00%      10/1/2015             AAA             450         527,747
                                                                                                                     -------------
TOTAL                                                                                                                   12,031,235
                                                                                                                     -------------

PRE-REFUNDED 27.20%
Boca Raton FL                                                 5.25%       7/1/2016             AAA           1,615       1,759,979
Boca Raton FL                                                 5.25%       7/1/2017             AAA           1,000       1,089,770
Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev(12)                                             6.375%       7/1/2029             AAA           1,250       1,441,375
Muni Secs Trust Ctfs Ser
7005 Cl B ETM RIBs+                                           8.60%      10/1/2040             Aaa           1,250       1,445,575
Orange Cnty FL Tourist Dev Tax
Rev ETM(2)                                                    6.00%      10/1/2016             AAA             710         722,730
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                         6.00%       7/1/2031               A           1,000       1,135,220
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                         6.50%       7/1/2027               A           1,000       1,159,070
Puerto Rico Comwlth Pub Impt                                  6.00%       7/1/2029              A-           4,000       4,074,120
Puerto Rico Comwlth RIBs(17)                                  8.85%       7/1/2026             Aaa           3,500       4,268,740
Tampa Bay Wtr FL Util Sys Rev(12)                             6.00%      10/1/2024             AAA           3,000       3,432,000
                                                                                                                     -------------
TOTAL                                                                                                                   20,528,579
                                                                                                                     -------------

RESOURCE RECOVERY 1.02%
Jacksonville FL Pollutn Rev
Anheuser-Busch Pj                                             5.70%       8/1/2031              A+             750         766,215
                                                                                                                     -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
FLORIDA TAX-FREE TRUST MARCH 31, 2005

                                                                                           RATING:        PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR           AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S            (000)           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION 10.83%
FL Ports Fin Commn Rev St
Transn TR FD Intermodal Pg AMT(12)                            5.50%      10/1/2029             AAA    $       1,295   $   1,362,560
FL St Tpk Auth Tpk Rev RIBs                                  7.031%       7/1/2033             AA-(c)         2,000       2,112,960
Jacksonville FL Port Auth
Arpt Rev Ser A AMT(12)                                        6.25%      10/1/2024             AAA            1,000       1,036,460
Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev Ref(12)                                         5.125%       7/1/2025             Aaa              750         789,517
Pensacola FL Arpt Rev Ser A AMT(17)                          6.125%      10/1/2018             AAA            1,250       1,363,038
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser 9 RIBs(6)(13)                             9.35%       7/1/2026             Aaa              500         518,900
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                                         6.00%       7/1/2029               A              880         989,058
                                                                                                                      -------------
TOTAL                                                                                                                     8,172,493
                                                                                                                      -------------

WATER/SEWER 10.24%
Melbourne FL Wtr & Swr Rev
Ref & Impt Ser A(12)                                          5.00%      10/1/2032             AAA            1,000       1,028,920
Miami Beach FL Stormwater Rev(12)                             5.25%       9/1/2020             AAA            1,000       1,069,990
Miami Beach FL Wtr & Swr Rev(2)                               5.25%       9/1/2020             AAA            1,000       1,069,990
Miami Beach FL Wtr & Swr Rev(2)                               5.50%       9/1/2027             AAA            1,000       1,074,250
Miami-Dade Cnty FL Wtr & Swr
Rev Ref(17)                                                   5.00%      10/1/2007             AAA            1,000       1,050,320
Miami-Dade Cnty FL Stormwater
Util Rev(17)                                                  5.00%       4/1/2027             Aaa            1,000       1,043,960
Ocala FL Wtr & Swr Rev(12)                                    5.25%      10/1/2027             Aaa              800         853,384
Sebring FL Wtr & Wastewtr Rev Ref(12)                         5.25%       1/1/2020             AAA              500         538,455
                                                                                                                      -------------
TOTAL                                                                                                                     7,729,269
                                                                                                                      -------------
TOTAL MUNICIPAL BONDS (Cost $69,705,382)                                                                                 74,620,008
                                                                                                                      =============

                                                                                                             SHARES
                                                                                                              (000)
                                                                                                             ------
SHORT-TERM INVESTMENT 1.27%

MONEY MARKET MUTUAL FUND 1.27%
Dreyfus FL Muni Cash Management (Cost $958,637)                                                                 959        958,637
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES 100.14% (Cost $70,664,019)                                                              75,578,645
                                                                                                                      =============
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (0.14%)                                                                    (102,092)
                                                                                                                      -------------
NET ASSETS 100.00%                                                                                                    $ 75,476,553
                                                                                                                      =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
GEORGIA TAX-FREE TRUST MARCH 31, 2005

                                                                                            RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 98.55%

ACUTE CARE HOSPITAL 0.39%
Glynn-Brunswick Mem Hosp Auth GA Rev
Unrefunded Balance Antic Ctfs(17)                             6.00%       8/1/2016             AAA   $         340   $     359,006
                                                                                                                     -------------

EDUCATION 22.44%
Athens-Clarke Cnty GA Univ
Govt UGA Rev CCRC Bldg LLC Pj(2)                              5.00%     12/15/2032             AAA           1,050       1,080,313
Athens GA Hsg Auth Student
Hsg Univ of GA East Campus(2)                                 5.00%      12/1/2027             Aaa           2,000       2,070,600
Athens GA Hsg Auth Student
Hsg Univ of GA East Campus(2)                                 5.25%      12/1/2023             Aaa             500         533,030
Bulloch Cnty GA Dev Auth GA
South Univ Pj(2)                                              5.00%       8/1/2021             Aaa             400         417,916
Cobb Cnty GA Dev Auth Pkg Rev
Kennesaw St Univ Fdtn Inc Pj(17)                              5.00%      7/15/2029             Aaa           1,250       1,298,812
Fulton Cnty GA Dev Auth Rev
GA Tech Athletic Assoc(2)                                     5.50%      10/1/2017             AAA           1,000       1,106,070
Fulton Cnty GA Dev Auth Rev
GA Tech Fndtn Fdg Ser A                                       5.00%      11/1/2031             AA+           1,400       1,435,980
Fulton Cnty GA Dev Auth Rev
GA Tech Fndtn Sac II Pj Ser A                                5.125%      11/1/2021             AA+             750         795,203
Fulton Cnty GA Dev Auth Rev
Molecular Science Bldg Pj(17)                                 5.00%       5/1/2034             AAA           2,000       2,060,220
Fulton Cnty GA Dev Auth Rev
Morehouse College Pj(2)                                      5.875%      12/1/2030             AAA           1,850       2,069,577
Fulton Cnty GA Dev Auth Rev
Tuff Morehouse Pj Ser A(2)                                    5.50%       2/1/2022             AAA           1,000       1,089,970
Marietta GA Dev Auth Rev Ser
Student Hsg SPSU Student Hsg I                               5.125%      9/15/2023              A2           1,000       1,033,670
Private Colleges & Univ Auth
GA Emory Univ Pj Ser A                                        5.50%      11/1/2020              AA           1,000       1,087,470
Private Colleges & Univ Auth
GA Emory Univ Pj Ser A                                        5.50%      11/1/2025              AA           1,000       1,080,440
Private Colleges & Univ Auth
GA Rev Emory Univ Pj Ser A                                    5.75%      11/1/2018              AA             500         556,315
Private Colleges & Univ Auth
GA Rev Mercer Univ Pj                                         5.75%      10/1/2031            Baa1             500         528,510
Private Colleges & Univ Auth
Spelman College                                               5.25%       6/1/2021             Aa3           1,340       1,434,323

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Richmond Cnty GA Dev Auth Edl
Facs Rev ASU Jaguar Student
Ctr Ser A(20)                                                 5.00%       7/1/2034             Aaa   $       1,000   $   1,033,130
                                                                                                                     -------------
TOTAL                                                                                                                   20,711,549
                                                                                                                     -------------

GENERAL OBLIGATION 5.44%
GA St Ser C                                                   7.25%       7/1/2005             AAA           1,500       1,517,415
GA St Ser F                                                   5.00%      11/1/2018             AAA           1,000       1,069,460
Puerto Rico Comwlth Pub Impt Ser A                            5.25%       7/1/2024              A-             500         528,010
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                                5.125%       7/1/2031              A-             665         684,066
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                                5.375%       7/1/2028              A-           1,155       1,220,292
                                                                                                                     -------------
TOTAL                                                                                                                    5,019,243
                                                                                                                     -------------

HEALTHCARE 3.95%
Athens-Clarke Cnty GA Uni
Govt Catholic Hlth East Issue                                 5.50%     11/15/2032               A           1,000       1,036,390
Clarke Cnty GA Hosp Auth Rev
Ctfs Athens Regl Med Ctr Pj(17)                              5.125%       1/1/2032             AAA             500         518,540
Cobb Cnty GA Hosp Auth Rev
Ref & Impt Rev Antic Ctfs(2)                                  5.25%       4/1/2024             AAA           1,000       1,080,030
Puerto Rico Indl Tourist Ed
Med Envr Ctrl Fac Hosp                                        6.50%     11/15/2020              AA             410         471,681
Ware Cnty GA Hosp Auth Rev
Antic Ctfs GTD(17)                                            5.50%       3/1/2021             Aaa             500         537,395
                                                                                                                     -------------
TOTAL                                                                                                                    3,644,036
                                                                                                                     -------------

HOUSING 2.78%
Clayton Cnty GA Hsg Auth
Multi Fam Hsg Rev(14)                                         5.60%     12/20/2024             Aaa             495         530,254
GA St Hsg & Fin Auth Rev Sing
Fam Sub Ser D-2 AMT                                           5.75%      12/1/2031             AAA             905         925,046
GA St Hsg & Fin Auth Rev Sub
Ser A-2 AMT                                                  4.875%      12/1/2024             AAA             600         593,232
Savannah GA Econ Dev Auth
Multi Fam Hsg Rev AMT(14)                                     5.15%     11/20/2022             AAA             500         513,335
                                                                                                                     -------------
TOTAL                                                                                                                    2,561,867
                                                                                                                     -------------

INDUSTRIAL 0.81%
Albany Dougherty GA Payroll
Dev Auth Procter & Gamble AMT                                 5.20%      5/15/2028             AA-             500         535,720

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Monroe Cnty GA Dev Auth Poll
GA Pwr Co Plant(2)                                            5.25%       7/1/2031             AAA   $         205   $     210,633
                                                                                                                     -------------
TOTAL                                                                                                                      746,353
                                                                                                                     -------------

LEASE 1.40%
College Park GA Business Civic Ctr Pj(2)                      5.75%       9/1/2026             AAA             450         497,043
GA Muni Assn Inc Ctfs City
Court Atlanta Pj(2)                                           5.25%      12/1/2026             AAA             750         800,130
                                                                                                                     -------------
TOTAL                                                                                                                    1,297,173
                                                                                                                     -------------

MISCELLANEOUS 3.39%
Assoc Cnty GA Leasing Pj
Rockdale Cnty GA Pub Purp Pj(2)                              5.625%       7/1/2020             AAA              25          27,290
Cobb Marietta GA Coliseum &
Exhibit Hall Auth Rev(17)                                    5.625%      10/1/2026             AAA           1,000       1,136,110
Fayette Cnty GA Pub Fac Auth
Rev Criminal Justice Center Pj                                5.00%       6/1/2026              AA             750         777,788
George L Smith II GA World
Congress Ctr Auth Rev AMT(17)                                 5.75%       7/1/2015             AAA             500         539,845
Puerto Rico Pub Bldgs Auth Rev
Unrefunded Bal Govt Facs Ser D GTD                           5.375%       7/1/2033              A-             615         650,221
                                                                                                                     -------------
TOTAL                                                                                                                    3,131,254
                                                                                                                     -------------

POWER 5.49%
Muni Elec Auth GA Combustion
Cycle Pj Ser A                                                5.00%      11/1/2023               A           1,000       1,015,970
Muni Elec Auth GA Combustion
Turbine Pj Ser A(17)                                          5.25%      11/1/2022             AAA           1,445       1,544,430
Puerto Rico Elec Pwr Auth
Pwr Rev Ser RR(d)(12)                                         5.00%       7/1/2035             AAA           1,000       1,041,430
Puerto Rico Elec Pwr Auth Ref Ser FF(17)                      5.25%       7/1/2005             AAA             250         251,685
Puerto Rico Elec Pwr Auth Ser HH(13)                          5.25%       7/1/2029             AAA           1,135       1,213,939
                                                                                                                     -------------
TOTAL                                                                                                                    5,067,454
                                                                                                                     -------------

PRE-REFUNDED 29.49%
Atlanta GA Arpt Fac Rev Ref
Gen Ser A(12)                                                 5.50%       1/1/2026             AAA           1,645       1,818,087
Atlanta GA Arpt Fac Rev Ser A(12)                             5.60%       1/1/2030             AAA           1,500       1,664,355
Atlanta GA ETM                                                5.60%      12/1/2015             AA-              95          97,361
Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(17)                         Zero Coupon        8/1/2015             AAA             395         215,567

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Fayette Cnty GA Pub Fac Auth
Criminal Justice Ctr Pj                                       6.00%       6/1/2030              AA   $       1,000   $   1,136,460
Forsyth Cnty GA Sch Dist                                      6.00%       2/1/2016              AA           2,000       2,270,080
Forsyth Cnty GA Wtr & Swr Auth Rev                            6.25%       4/1/2021              AA             750         856,260
Glynn-Brunswick Mem Hosp Auth
GA Rev Prerefunded Antic Ctfs(17)                             6.00%       8/1/2016             AAA              60          63,792
Henry Cnty GA & Henry Cnty
Wtr & Swr Auth Rev(12)                                       5.625%       2/1/2030             AAA           1,050       1,167,915
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                                8.60%      10/1/2040             Aaa           1,000       1,156,460
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                     5.50%       7/1/2026               A           2,000       2,099,220
Puerto Rico Comwlth Pub Impt(6)(13)                           5.50%       7/1/2017             AAA             500         525,125
Puerto Rico Comwlth Pub Impt(17)                              5.75%       7/1/2026             AAA           1,990       2,208,542
Puerto Rico Comwlth Pub Impt                                  6.00%       7/1/2029              A-           2,250       2,291,692
Puerto Rico Comwlth Pub Impt Ser A                            5.00%       7/1/2027             AAA             370         402,978
Puerto Rico Comwlth Ser A                                    5.125%       7/1/2031             AAA             335         366,239
Puerto Rico Comwlth Ser A                                    5.375%       7/1/2028             AAA             580         642,159
Puerto Rico Pub Bldg Auth Rev
Govt Facs Ser D                                               5.25%       7/1/2036              A-             915         998,832
Puerto Rico Pub Bldg Auth Rev
Govt Facs Ser D GTD                                          5.375%       7/1/2033              A-           1,685       1,852,590
Puerto Rico Pub Fin Corp
Comwlth Approp Ser A(17)                                      5.50%       8/1/2020             AAA           1,500       1,673,250
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                          5.70%       8/1/2025             Aaa           2,000       2,218,860
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                          5.75%       8/1/2030             Aaa           1,000       1,053,830
Savannah GA Econ Dev Auth Rev
Sub Ser C ETM                                          Zero Coupon       12/1/2021          AAA(b)           1,000         437,180
                                                                                                                     -------------
TOTAL                                                                                                                   27,216,834
                                                                                                                     -------------

RESOURCE RECOVERY 2.32%
Atlanta GA Wtr & Wastwtr
Rev Ser A Unrefunded Balance(12)                              5.00%      11/1/2029             AAA           2,090       2,141,560
                                                                                                                     -------------

TRANSPORTATION 14.00%
Atlanta GA Arpt Fac Rev AMT(17)                        Zero Coupon        1/1/2010             AAA             990         769,923
Macon Bibb Cnty GA Indl Auth
Arpt Impt Rev Ref Atlantic AMT(2)                             5.00%       4/1/2018             AAA             500         516,965
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                     5.50%       7/1/2036               A             500         543,690

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
GEORGIA TAX-FREE TRUST MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST        MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE            DATE         MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs                           8.221%       1/1/2010               A(b) $      1,750   $   2,133,740
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser 9 RIBs(6)(13)                             9.35%       7/1/2026             Aaa             500         518,900
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                                         6.00%       7/1/2029               A             250         280,983
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D(13)                                     5.00%       7/1/2032             AAA             225         232,713
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B(17)                             5.875%       7/1/2020             AAA           1,000       1,119,020
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                  5.25%       7/1/2038               A           1,500       1,561,215
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                 5.375%       7/1/2036               A           1,405       1,484,579
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                  5.75%       7/1/2041               A           3,385       3,756,131
                                                                                                                     -------------
TOTAL                                                                                                                   12,917,859
                                                                                                                     -------------

WATER/SEWER 6.65%
Augusta GA Wtr & Swr Rev(13)                                  5.25%      10/1/2022             AAA             500         535,755
Augusta GA Wtr & Swr Rev(13)                                  5.25%      10/1/2030             AAA           1,110       1,159,562
Augusta GA Wtr & Swr Rev(13)                                  5.25%      10/1/2034             AAA           1,000       1,070,160
Carroll Cnty GA Wtr Auth Wtr &
Swr Rev(2)                                                    5.25%       7/1/2021             Aaa             500         538,420
Columbia Cnty GA Wtr & Swr Rev(13)                            5.00%       6/1/2025             AAA             400         418,212
DeKalb Cnty GA Wtr & Swr                                      5.00%      10/1/2028              AA           1,000       1,030,940
Elberton GA Combined Util Sys
Rev Ref & Impt(2)                                             5.50%       1/1/2019             Aaa             550         601,672
Glynn Cnty GA Wtr & Swr Rev
Ref & Impt(2)                                                 5.00%       4/1/2023             Aaa             750         783,630
                                                                                                                     -------------
TOTAL                                                                                                                    6,138,351
                                                                                                                     -------------
TOTAL INVESTMENTS IN MUNICIPAL BONDS 98.55%
(Cost $87,329,022)                                                                                                      90,952,539
                                                                                                                     =============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 1.45%                                                                     1,335,695
                                                                                                                     -------------
NET ASSETS 100.00%                                                                                                   $  92,288,234
                                                                                                                     =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
HIGH YIELD MUNICIPAL BOND FUND MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST         MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                   RATE             DATE        MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 97.41%

ACUTE CARE HOSPITAL 4.24%
Hilsborough Cnty FL Indl Dev Auth
Tampa Gen Hosp Pj Ser A                                       5.00%       10/1/2018           Baa1   $       1,000   $   1,020,090
IL Fin Auth Rev Northwestern
Mem Hosp Ser A                                                5.50%       8/15/2043            AA+           1,000       1,058,410
NJ Hlthcare Facs Fin Auth Rev
Somerset Med Ctr                                              5.50%        7/1/2033           Baa3           1,100       1,061,720
                                                                                                                     -------------
TOTAL                                                                                                                    3,140,220
                                                                                                                     -------------

AIRLINES 2.01%
Minneapolis & St. Paul MN Ref
Northwest Airlines Inc Pj AMT                                7.375%        4/1/2025             NR             500         474,785
NJ Econ Dev Auth Continental
Airlines Inc Pj AMT                                          6.625%       9/15/2012              B             635         577,742
NJ Econ Dev Auth Continental
Airlines Inc Pj AMT                                           7.20%      11/15/2030              B             500         432,535
                                                                                                                     -------------
TOTAL                                                                                                                    1,485,062
                                                                                                                     -------------

AIRPORT PASSENGER FACILITY CHARGE 3.06%
Augusta GA Arpt Rev Gen
Ser C AMT                                                     5.45%        1/1/2031           Baa3           2,250       2,261,610
                                                                                                                     -------------

DIRT BONDS, TAX INCREMENT/ALLOCATION 4.04%
Allegheny Cnty PA Redev Auth
Pittsburgh Mills Pj                                           5.60%        7/1/2023             NR             500         519,405
Beaumont CA Fin Auth Loc Agy
Rev Ser D                                                     5.80%        9/1/2035             NR             500         497,845
Etiwanda Sch Dist CA Spl
Tax Cmnty Facs Dist No 2004-1(d)                              5.45%        9/1/2029             NR           1,000       1,000,670
Temecula Vly CA Unif Sch
Dist Cmnty Facs Dist Spl Tax No 02-1                         5.125%        9/1/2035             NR           1,000         967,800
                                                                                                                     -------------
TOTAL                                                                                                                    2,985,720
                                                                                                                     -------------

EDUCATION 0.72%
Private Colleges & Univ Auth GA Rev
Spelman College                                               5.25%        6/1/2021            Aa3             500         535,195
                                                                                                                     -------------

ELECTRIC REVENUE BONDS 7.18%
MS Business Fin Corp MI Pollutn Ctl
Sys Enrg Res Inc Pj                                          5.875%        4/1/2022           BBB-           5,250       5,311,215
                                                                                                                     -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND MARCH 31, 2005

                                                                                           RATING:        PRINCIPAL
                                                          INTEREST        MATURITY         S&P OR           AMOUNT
INVESTMENTS                                                   RATE            DATE        MOODY'S            (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
GAMING 3.39%
Mohegan Tribe Indians CT Pub
Impt Priority Dist                                            5.25%       1/1/2033            BB+     $      1,500   $   1,506,135
Mohegan Tribe Indians CT Pub
Impt Priority Distribution                                   5.125%       1/1/2023            BB+            1,000       1,001,660
                                                                                                                     -------------
TOTAL                                                                                                                    2,507,795
                                                                                                                     -------------

GENERAL OBLIGATION 1.35%
FL St Bd of Ed Pub Ed Ser D                                   5.00%       6/1/2033            AAA              725         749,164
Todd Morrison Cass & Wadena Cntys
MN Hlthcare Fac Lakewood                                      5.00%      12/1/2034           Baa2              250         250,363
                                                                                                                     -------------
TOTAL                                                                                                                      999,527
                                                                                                                     -------------

HEALTH CARE SYSTEM 11.93%
Alton IL Hosp Fac Rev & Ref
St. Anthonys Hlth Ctr                                         6.00%       9/1/2014            BB+            1,000         976,940
CA Statewide Cmntys Dev Auth
Rev Daughters of Charity Hlth A                               5.25%       7/1/2030           BBB+            3,000       3,066,540
Franklin Cnty OH Hlthcare
Facs Rev OH Presbyterian Svcs A                               5.00%       7/1/2026            BBB            1,200       1,178,340
Hilsborough Cnty FL Indl Dev Auth
Tampa Gen Hosp Pj Ser A                                       5.25%      10/1/2024           Baa1            1,000       1,028,260
Joplin MO Indl Dev Auth
Hlthfacs Rev Freeman Hlth Sys Pj                              5.75%      2/15/2035           BBB+              500         525,890
KY Econ Dev Fin Auth Hlth Sys Norton
Hlthcare Inc Ser A                                            6.50%      10/1/2020            BBB+(c)        1,400       1,536,500
St Mary Hosp Auth PA Hlth Sys
Rev Catholic Hlth East Ser B                                 5.375%     11/15/2034              A              500         515,295
                                                                                                                     -------------
TOTAL                                                                                                                    8,827,765
                                                                                                                     -------------

INDUSTRIAL 11.36%
NJ Econ Dev Auth Dev Rev
Glimcher Pptys LP Pj AMT                                      6.00%      11/1/2028             NR            2,250       2,268,697
OH St Environmental Facs
Rev Ford Motor CO Pj AMT                                      6.15%       6/1/2030           Baa1            1,000       1,042,250
Port Corpus Christi Auth TX
Celanese Pj Ser A                                             6.45%      11/1/2030             B2            4,900       5,089,091
                                                                                                                     -------------
TOTAL                                                                                                                    8,400,038
                                                                                                                     -------------

LEASE 1.93%
Berkeley Cnty SC Sch Dist Instl
Sec Assets for Ed                                             5.00%      12/1/2028             A-            1,415       1,426,787
                                                                                                                     -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND MARCH 31, 2005

                                                                                           RATING:        PRINCIPAL
                                                          INTEREST         MATURITY         S&P OR           AMOUNT
INVESTMENTS                                                   RATE             DATE        MOODY'S            (000)           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS 0.54%
Maury Cnty TN Indl Dev Bd
Pollutn Ctl Multi Modal Saturn Corp Pj                        6.50%        9/1/2024           Baa2    $         395   $     399,108
                                                                                                                      -------------

NURSING HOME CONTINUING CARE
RETIREMENT COMMUNITIES 0.68%
WI Hlth & Ed Facs Hlth Facs
Three Pillars Sr Living A                                     5.50%       8/15/2034             A-(c)           500         502,140
                                                                                                                      -------------

POWER 1.44%
PA Econ Dev Fin Auth Rev
Reliant Energy A AMT                                          6.75%       12/1/2036             B1            1,000       1,068,930
                                                                                                                      -------------

PRE-REFUNDED 1.66%
Puerto Rico Pub Fin Corp
Comwlth E ETM(3)                                              6.00%        8/1/2026            AAA            1,000       1,229,300
                                                                                                                      -------------

RESOURCE RECOVERY 7.85%
CA Pollutn Ctrl Fin Auth Solid
Wst Mgmt Inc Prof Ser A-2 AMT(d)                              5.40%        4/1/2025            BBB              500         507,495
Fort Wayne IN Pollutn Ctl
Rev Ref Gen Mtrs Corp Pj                                      6.20%      10/15/2025           Baa2            1,000       1,012,580
Independence Cnty AR Pollutn
Ctl Rev Ref Entergy AR Inc Pj                                 5.00%        1/1/2021             A-            1,000       1,009,550
Little River Cnty AR Rev Ref
Georgia Pacific Corp Pj AMT                                   5.60%       10/1/2026            Ba3              500         491,415
Niagara Cnty NY Indl Dev Agy
Solid Wst Disp Ser B AMT                                      5.55%      11/15/2024           Baa1              750         801,038
OH St Pollutn Ctl Rev
Ref General Motors Corp Pj                                   5.625%        3/1/2015           Baa2            2,000       1,982,680
                                                                                                                      -------------
TOTAL                                                                                                                     5,804,758
                                                                                                                      -------------

SINGLE FAMILY HOUSING 6.14%
MO St Hsg Dev Cmnty Mtg Rev
Hmownr Loan Pg A 1 AMT(15)                                    4.70%        9/1/2030            AAA            1,000         976,760
NJ St Hsg & Mtg Fin Agy
Sing Fam Ser M AMT                                            5.00%       10/1/2036             AA            1,500       1,499,985
Puerto Rico Hsg Fin Corp Rev
Hmownr Mtg Ser A AMT(14)                                      5.20%       12/1/2032            AAA            2,000       2,062,220
                                                                                                                      -------------
TOTAL                                                                                                                     4,538,965
                                                                                                                      -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND MARCH 31, 2005

                                                                                            RATING:       PRINCIPAL
                                                          INTEREST         MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE             DATE         MOODY'S           (000)           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SPECIAL ASSESSMENT 3.02%
Lake Elsinore CA Unif Sch
Cmnty Facs Dist Spl Tax No 2004-3                             5.25%        9/1/2029              NR   $       1,000   $     983,730
Pine Isl Cmnty Dev Dist FL Spl                                5.75%        5/1/2035              NR           1,250       1,253,138
                                                                                                                      -------------
TOTAL                                                                                                                     2,236,868
                                                                                                                      -------------

SPECIAL TAX 1.37%
Menifee CA Unif Sch Dist Spl
Tax Cmnty Facs Dist No 2002-5                                 5.50%        9/1/2034              NR             500         494,295
Midtown Miami FL Cmnty Dev FL
Spl Assmt Rev Ser A                                           6.25%        5/1/2037              NR             500         516,385
                                                                                                                      -------------
TOTAL                                                                                                                     1,010,680
                                                                                                                      -------------

STUDENT HOUSING 1.42%
Cleveland-Cuyahoga Cnty OH
Student Hsg Euclid Ave Fenn Pj(2)                             5.00%        8/1/2021             AAA           1,000       1,050,980
                                                                                                                      -------------

TOBACCO 13.21%
Badger Tob Asset Securitization
Corp WI Asset-Bkd                                            6.375%        6/1/2032             BBB           1,050       1,067,651
Golden St Tob Securitization Corp CA
Tob Settlmnt Rev Ser 2003 A1                                  6.75%        6/1/2039             BBB           1,290       1,360,047
Northern Tob Securitization Corp AK
Tob Settlmnt Asset Bkd Bds                                    6.50%        6/1/2031             BBB           1,125       1,150,515
Tob Securitization Auth SO CA Tob
Settlmnt Asset Bkd Bds Sr Ser A                               5.25%        6/1/2027             BBB           1,000       1,010,380
Tob Settlmnt Fin Corp NJ                                      6.75%        6/1/2039             BBB           1,000       1,051,000
Tob Settlmnt Rev Mgmt Auth SC
Tob Settlmnt Ser B                                           6.375%       5/15/2028             BBB           1,750       1,779,312
Tob Settlmnt Auth IO Tob
Settlmnt Rev Asset Bkd Ser B                                  5.60%        6/1/2035             BBB           1,425       1,345,855
Tob Settlmnt Fin Corp RI
Asset Bkd Ser A                                               6.25%        6/1/2042             BBB           1,000       1,003,900
                                                                                                                      -------------
TOTAL                                                                                                                     9,768,660
                                                                                                                      -------------

TOLL ROADS 4.10%
NJ St Tpk Auth Rev Rols RR II
R 323 RIBs(2)                                                7.599%        1/1/2035             Aaa             500         518,490
Pocahontas Pkwy Assoc VA Toll
Rd Rev Ser A                                                  5.50%       8/15/2028              BB           2,105       2,009,580

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
HIGH YIELD MUNICIPAL BOND FUND MARCH 31, 2005

                                                                                            RATING:       PRINCIPAL
                                                          INTEREST         MATURITY          S&P OR          AMOUNT
INVESTMENTS                                                   RATE             DATE         MOODY'S           (000)           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy &
Trans Auth Rev Ser G                                          5.00%        7/1/2042               A   $         500   $     505,345
                                                                                                                      -------------
TOTAL                                                                                                                     3,033,415
                                                                                                                      -------------

TRANSPORTATION 2.03%
Augusta GA Arpt Rev
Gen Arpt Passenger B AMT                                      5.35%        1/1/2028            Baa3             500         501,085
Tulsa OK Muni Arpt Tr Rev
Ref Ser A Rmkt AMT                                            7.75%        6/1/2035              B-           1,000       1,001,860
                                                                                                                      -------------
TOTAL                                                                                                                     1,502,945
                                                                                                                      -------------

WATER/SEWER 2.74%
MA St Indl Fin Agy Wtr Treatment
American Hingham AMT                                          6.25%       12/1/2010               A           1,435       1,514,958
New York City NY Muni Wtr Fin
Auth Wtr & Swr Sys Rev Ser B(13)                              5.00%       6/15/2036             AAA             500         515,470
                                                                                                                      -------------
TOTAL                                                                                                                     2,030,428
                                                                                                                      -------------
TOTAL MUNICIPAL BONDS (Cost $72,183,453)                                                                                 72,058,111
                                                                                                                      =============

                                                                                                             SHARES
                                                                                                              (000)
                                                                                                             ------
SHORT-TERM INVESTMENT 4.06%

MONEY MARKET MUTUAL FUND 4.06%
SSgA Tax Free Money Market Fund (Cost $3,006,373)                                                             3,006       3,006,373
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES 101.47% (Cost $75,189,826)                                                               75,064,484
                                                                                                                      =============
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (1.47%)                                                                   (1,088,146)
                                                                                                                      -------------
NET ASSETS 100.00%                                                                                                    $  73,976,338
                                                                                                                      =============

SCHEDULE OF INVESTMENTS (UNAUDITED)
MICHIGAN TAX-FREE TRUST MARCH 31, 2005

                                                                                                          PRINCIPAL
                                                                                                             AMOUNT
                                                                                                              (000)
                                                                                                          ---------
MUNICIPAL BONDS 97.56%

EDUCATION 12.15%
Chippewa Vly MI Sch Bldg & Site(13)                           5.00%        5/1/2034             AAA   $       1,000       1,034,370
Eastern MI Univ Rev Gen Ser B(12)                             5.60%        6/1/2025             AAA           1,430       1,557,785
Forest Hills MI Pub Schs(12)                                  5.25%        5/1/2020             Aaa           2,000       2,137,340

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE TRUST MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST         MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                   RATE             DATE        MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Grand Vly MI St Univ Rev(12)                                  5.50%        2/1/2018            AAA   $       1,150   $   1,282,894
Puerto Rico Comwlth Pub Impt
Rites PA 1280 RIBs                                           6.801%        7/1/2034            AA+           1,000       1,039,900
Univ MI Univ Rev Gen Ser A                                    5.00%        4/1/2008            AAA           1,000       1,058,230
Univ MI Univ Rev Student Fee Ser A                            6.00%        4/1/2007            AAA             250         265,072
Wayne Cnty MI Cmnty College Impt(2)                           5.50%        7/1/2019            AAA             565         610,059
                                                                                                                     -------------
TOTAL                                                                                                                    8,985,650
                                                                                                                     -------------

GENERAL OBLIGATION 28.27%
Adrian MI City Sch Dist(13)                                   5.00%        5/1/2034            AAA           1,500       1,545,165
Anchor Bay MI Sch Dist
Sch Bldg & Site                                               5.00%        5/1/2033             AA           1,000       1,025,900
Belding MI Area Sch(2)                                        5.00%        5/1/2026            AAA             400         413,208
Birmingham MI City Sch Dist
Sch Bldg & Site                                               5.00%       11/1/2033            AAA           1,000       1,033,000
Bloomingdale MI Pub Sch Dist No 16                            5.50%        5/1/2021             AA             450         485,554
Caledonia MI Cmnty Schs Ref(6)(13)                            5.25%        5/1/2022            AAA           1,025       1,099,456
Carman-Ainsworth MI Cmnty Sch(12)                             5.00%        5/1/2027            AAA           1,000       1,031,800
Central Montcalm MI Pub Sch(17)                               5.90%        5/1/2019            AAA           1,000       1,101,890
Crawford Ausable MI Sch Dist
Sch Bldg & Site                                               5.00%        5/1/2021             AA             350         364,668
Detroit MI City Sch Dist
Sch Bldg & Site Impt Ser A(12)                                5.25%        5/1/2028            AAA           1,000       1,051,640
Grand Blanc MI Cmnty Schs
Sch Bldg & Site(13)                                           5.00%        5/1/2021            AAA             500         526,815
Grand Rapids MI Smartzone
Loc Dev Auth(2)                                              5.375%        6/1/2028            AAA           1,125       1,215,664
Huron MI Sch Dist(13)                                         5.25%        5/1/2021            AAA             250         265,585
Kaleva Norman ETC MI Sch Dist
Bldg & Site Ref(12)                                           6.00%        5/1/2025            Aaa             600         663,408
Laingsburg MI Cmnty Sch Dist
Sch Bldg & Site Bd                                            5.25%        5/1/2026             AA             450         472,617
Lake Orion MI Cmnty Sch Dist Ref                             5.125%        5/1/2022             AA             550         579,458
Memphis MI Cmnty Sch(12)                                      5.25%        5/1/2029            Aaa             150         156,576
Puerto Rico Muni Fin Agy Ser A(13)                            5.75%        8/1/2012            AAA           1,745       1,940,667
Saginaw MI City Sch Dist
Sch Bldg & Site(13)                                           5.00%        5/1/2034            AAA           1,125       1,156,354
South Lyon MI Cmnty Schs
Sch Bldg & Site(12)                                           5.25%        5/1/2022            AAA           1,000       1,074,180
Southfield MI Pub Schs
Sch Bldg & Site Ser A(12)                                     5.25%        5/1/2021            AAA           1,025       1,111,141

                       SEE NOTES TO FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
MICHIGAN TAX-FREE TRUST MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST         MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                   RATE             DATE        MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Southfield MI Pub Schs
Sch Bldg & Site Ser B(13)                                     5.00%        5/1/2029            AAA   $       1,000   $   1,033,860
Warren MI Cons Sch Dist
Sch Bldg & Site(12)                                           5.00%        5/1/2027            AAA           1,000       1,035,550
Wayne Cnty MI Bldg Auth Cap
Impt Ser A(17)                                                5.25%        6/1/2016            AAA             500         523,500
                                                                                                                     -------------
TOTAL                                                                                                                   20,907,656
                                                                                                                     -------------

HEALTHCARE 1.51%
MI St Hosp Fin Auth Rev
Ref Trinity Hlth Ser A(2)(19)                                 6.00%       12/1/2027            AAA           1,000       1,113,640
                                                                                                                     -------------

LEASE 4.82%
Grand Rapids MI Pub Sch(17)                                   5.00%       11/1/2021            AAA             250         261,860
MI St Bldg Auth Rev Ref Facs
Pg Ser I(13)                                                  5.00%      10/15/2007            AAA           1,000       1,049,080
MI St COP(2)                                           Zero Coupon         6/1/2022            AAA           2,000         867,300
MI St Hse Reps Cap Apprec COP(2)                       Zero Coupon        8/15/2024            AAA           3,565       1,388,532
                                                                                                                     -------------
TOTAL                                                                                                                    3,566,772
                                                                                                                     -------------

MISCELLANEOUS 5.86%
MI Muni Bd Auth Rev Ref
Sch Ln Ser A(16)(17)                                          5.25%        6/1/2010            AAA           2,500       2,721,850
MI St Bldg Auth Rev Ref Facs
Pg Ser I(13)                                                  5.00%      10/15/2009            AAA           1,500       1,608,375
                                                                                                                     -------------
TOTAL                                                                                                                    4,330,225
                                                                                                                     -------------

POWER 2.11%
MI St Strategic Fd Ltd Oblig(2)                               7.00%        5/1/2021            AAA             500         648,640
MI St Strategic Fd Ltd Oblig
Rev Detroit Fd Ser BB(17)                                     7.00%       7/15/2008            AAA             350         391,745
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(17)                                                5.00%        7/1/2032            AAA             500         519,110
                                                                                                                     -------------
TOTAL                                                                                                                    1,559,495
                                                                                                                     -------------

PRE-REFUNDED 30.39%
Alpena MI Pub Sch(17)                                        5.625%        5/1/2022            AAA             300         316,629
Alpena MI Pub Sch(17)                                        5.625%        5/1/2022            AAA             200         211,086
Anchor Bay MI Sch Dist Sch
Bldg & Site Ser I(12)                                         6.00%        5/1/2023            AAA           1,100       1,216,248
Detroit MI Sew Disp Rev Ref Ser B(17)                         5.25%        7/1/2021            AAA             805         818,645
Eastern MI Univ Rev(12)                                       5.50%        6/1/2027            AAA             500         527,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE TRUST MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST         MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                   RATE             DATE        MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Elkton Pigeon Bay Port MI Sch Dist                           5.375%        5/1/2025             AA    $        700   $     767,312
Greenville MI Pub Sch Ref(13)                                 6.00%        5/1/2025            AAA           1,000       1,105,680
Hartland MI Cons Sch Dist(12)                                 6.00%        5/1/2021            AAA           1,950       2,194,004
Howell MI Pub Sch(17)                                         6.00%        5/1/2025            AAA           1,100       1,169,212
Huron Vly MI Sch Dist(12)                                     5.75%        5/1/2022            AAA             250         264,483
Kalamazoo MI Hosp Fin Auth
Fac Rev Hosp Rev ETM RIBs(12)                                7.968%        6/1/2011            AAA           2,000       2,054,600
Lake Orion MI Cmnty Sch Dist(2)                               7.00%        5/1/2020            AAA           1,050       1,064,133
Lake Orion MI Cmnty Sch Dist Ser A(12)                        6.00%        5/1/2017            AAA           1,335       1,495,427
Lakeview MI Cmnty Sch(12)                                     5.60%        5/1/2022            AAA             210         221,535
Paw Paw MI Pub Sch Dist
Sch Bldg & Site                                               6.00%        5/1/2030             AA           1,325       1,490,797
Potterville MI Pub Sch(13)                                    6.00%        5/1/2029            AAA           1,000       1,105,680
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                         6.50%        7/1/2027              A           1,000       1,159,070
Puerto Rico Comwlth Pub Impt                                  6.00%        7/1/2029             A-           1,850       1,884,280
Puerto Rico Comwlth Ser A ETM                                 5.50%       10/1/2040            AAA           1,000       1,078,230
Saline MI Area Schs(12)                                       5.50%        5/1/2015            AAA             750         759,292
South Lyon MI Cmnty Schs(13)                                  5.50%        5/1/2023            AAA           1,425       1,570,279
                                                                                                                     -------------
TOTAL                                                                                                                   22,473,822
                                                                                                                     -------------

TRANSPORTATION 3.27%
MI St Comprehensive Ser B(13)                                 5.25%       5/15/2020            AAA           1,000       1,074,740
MI St Comprehensive Transn
Ref Ser A(13)                                                 5.00%       11/1/2021            AAA             700         730,219
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs                           8.221%        1/1/2010              A(b)          500         609,640
                                                                                                                     -------------
TOTAL                                                                                                                    2,414,599
                                                                                                                     -------------

WATER/SEWER 9.18%
Detroit MI Disp Rev Ref Sr Lien Ser A(13)                     5.00%        7/1/2028            AAA           1,000       1,031,950
Detroit MI Wtr Supply Sys Sr Lien Ser A(17)                   5.00%        7/1/2034            AAA           1,000       1,025,030
Grand Rapids MI Santn Swr Sys Rev Ref & Impt
Ser A(12)                                                     4.75%        1/1/2028            AAA           1,050       1,055,933
Lansing MI Bd Wtr & Lt Wtr Supply Steam & Elec
Util Sys(13)                                                  5.00%        7/1/2022            AAA           1,865       1,957,280
MI Muni Bd Auth Rev Drinking Wtr St Revolving Fd              5.00%       10/1/2024            AAA           1,000       1,041,160

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
MICHIGAN TAX-FREE TRUST MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST         MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                   RATE             DATE        MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Muskegon Heights MI Wtr Sys Ser A(17)                        5.625%       11/1/2020            Aaa    $        300   $     328,041
Muskegon Heights MI Wtr Sys Ser A(17)                        5.625%       11/1/2025            Aaa             320         348,566
                                                                                                                     -------------
TOTAL                                                                                                                    6,787,960
                                                                                                                     -------------
TOTAL INVESTMENTS IN MUNICIPAL BONDS 97.56%
(Cost $68,315,427)                                                                                                      72,139,819
                                                                                                                     =============
OTHER ASSETS IN EXCESS OF LIABILITIES 2.44%                                                                              1,803,383
                                                                                                                     -------------
NET ASSETS 100.00%                                                                                                   $  73,943,202
                                                                                                                     =============

SCHEDULE OF INVESTMENTS (UNAUDITED)
PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2005

MUNICIPAL BONDS 99.44%

EDUCATION 16.13%
Lehigh Cnty PA Gen Purp Auth
Rev Desales Univ Pj(18)                                      5.125%      12/15/2023              AA           1,000       1,044,170
PA St Higher Ed Fac Auth
Moravian College Pj(18)                                      5.375%        7/1/2031              AA           1,000       1,044,300
PA St Higher Ed Fac Auth Univ
of the Arts(18)                                              5.625%       3/15/2025              AA           1,000       1,049,800
PA St Higher Ed Fac Auth Univ
of the Arts(18)                                               5.75%       3/15/2030              AA             500         531,515
PA St Higher Ed Facs Auth Rev
Drexel Univ Ser A                                             5.20%        5/1/2032               A             600         624,336
PA St Higher Ed Facs Auth Rev
Lafayette College Pj                                          6.00%        5/1/2030             AA-           1,425       1,580,126
PA St Higher Ed Facs Auth Rev
Univ of Scranton(2)                                           5.75%       11/1/2017             AAA           1,000       1,109,400
PA St Higher Ed Facs Auth Rev
Ursinus College(18)                                           5.50%        1/1/2024              AA           1,000       1,071,690
PA St Univ                                                    5.00%        9/1/2029              AA           1,500       1,554,135
Philadelphia PA Auth Indl Dev
Rev Ed Cmnty Fgn Med Grads(17)                                5.00%        6/1/2015             AAA             250         260,873
Philadelphia PA Sch Dist(12)                                  5.25%        6/1/2034             AAA           3,000       3,162,540
State Pub Sch Bldg Auth PA
College Rev(2)                                         Zero Coupon        7/15/2014             AAA             295         197,352
State Pub Sch Bldg Auth PA
College Rev(2)                                         Zero Coupon        7/15/2015             AAA             295         187,847
State Pub Sch Bldg Auth PA
College Rev(2)                                         Zero Coupon        7/15/2016             AAA             295         178,198

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST         MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                   RATE             DATE        MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
State Pub Sch Bldg Auth PA
Jefferson Cnty Dubois Tech Sch(12)                            5.00%        2/1/2029            AAA    $      1,000   $   1,034,580
State Pub Sch Bldg Auth PA
Sch Rev Lease Phil Sch(13)                                    5.25%        6/1/2027            AAA           1,000       1,059,770
                                                                                                                     -------------
TOTAL                                                                                                                   15,690,632
                                                                                                                     -------------

GENERAL OBLIGATION 12.91%
Delaware Vly PA Regl Fin Auth
Loc Govt Rev Ser C(2)                                         7.75%        7/1/2027            AAA           1,000       1,405,640
Mifflin Cnty PA(12)                                          5.625%        9/1/2031            AAA           2,500       2,724,525
Montgomery Cnty PA                                            5.00%       9/15/2022            Aaa             625         653,319
Pennsbury PA Sch Dist(12)                                     5.50%       1/15/2020            Aaa           1,000       1,095,160
Philadelphia PA Sch Dist Ser B(12)                           5.625%        8/1/2021            AAA           1,000       1,090,280
Philadelphia PA Sch Dist Ser B(12)                           5.625%        8/1/2022            AAA           1,000       1,087,650
Puerto Rico Comwlth Pub Impt Ser A                            5.00%        7/1/2034             A-           1,500       1,529,925
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                                5.375%        7/1/2028             A-           1,825       1,928,167
West Middlesex Area Sch Dist PA(12)                           5.15%      12/15/2030            AAA           1,000       1,039,490
                                                                                                                     -------------
TOTAL                                                                                                                   12,554,156
                                                                                                                     -------------

HEALTHCARE 5.69%
Allegheny Cnty PA Hosp Dev
Catholic Hlth East Issue                                      5.50%      11/15/2032              A           1,500       1,549,785
Delaware Cnty PA Auth Hosp
Rev Crozer Chester Med Ctr(1)(4)                             5.375%       12/1/2018              A           1,000       1,031,110
Montgomery Cnty PA Higher Ed &
Hlth Sys Catholic Hlth East C                                5.375%      11/15/2034              A           1,000       1,030,590
Puerto Rico Indl Tourist Ed
Mutuo Oblig Grp Ser A(17)                                     6.25%        7/1/2024            AAA             850         871,803
York Cnty PA Hosp Auth Rev
York Hosp(2)                                                  5.25%        7/1/2017            AAA           1,000       1,052,100
                                                                                                                     -------------
TOTAL                                                                                                                    5,535,388
                                                                                                                     -------------

INDUSTRIAL 5.02%
Allegheny Cnty PA Indl Dev
Auth Rev Envr Impt USX Pj                                     6.10%       7/15/2020           BBB+           1,000       1,057,640
Bradford Cnty PA Ind Dev Auth
Intl Paper Co Pj Ser A AMT                                    6.60%        3/1/2019            BBB           1,250       1,276,437
Philadelphia PA Auth For Indl
Dev Lease Rev Ser B(13)                                      5.125%       10/1/2026            AAA           1,000       1,045,180

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST         MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                   RATE             DATE        MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
York Cnty PA Ind Dev Auth Pollutn
Ctrl Rev Svc Elec & Gas Ser A(17)                             6.45%       10/1/2019            AAA    $      1,475   $   1,508,188
                                                                                                                     -------------
TOTAL                                                                                                                    4,887,445
                                                                                                                     -------------

LEASE 1.87%
West Middlesex Area Sch Dist
PA Cap Apprec Ser A(13)                                Zero Coupon        6/15/2032            AAA             885         217,949
York PA Gen Auth Rev
York City Recreation Corp GTD(2)                              5.50%        5/1/2018            AAA           1,475       1,603,959
                                                                                                                     -------------
TOTAL                                                                                                                    1,821,908
                                                                                                                     -------------

MISCELLANEOUS 5.40%
Allegheny Cnty PA Redev Auth
Tax Inc Rev Wtrfrt Pj Ser A                                   6.30%      12/15/2018             A-(c)        1,000       1,099,860
Montgomery Cnty PA Indl Dev
Auth Rev Hill Sch Pj(17)                                      5.35%       8/15/2027            Aaa           2,250       2,320,740
Puerto Rico Pub Bldgs Auth Rev
Govt Facs Ser I GTD                                          5.375%        7/1/2034             A-           1,000       1,061,590
Washington Cnty PA Auth Rev
Cap Fdg Rev Pj & Equip Pg(2)                                  6.15%       12/1/2029            AAA             730         774,150
                                                                                                                     -------------
TOTAL                                                                                                                    5,256,340
                                                                                                                     -------------

PRE-REFUNDED 29.42%
Allegheny Cnty PA Port Auth
Spl Rev Transn(17)                                            6.00%        3/1/2013            AAA           2,000       2,229,480
Allegheny Cnty PA Port Auth
Spl Rev Transn(17)                                           6.125%        3/1/2029            AAA             500         559,650
Bethlehem PA Area Sch Dist(17)                                6.00%        3/1/2016            AAA           1,000       1,031,120
Bucks Cnty PA Wtr & Swr Auth
Neshaminy Interceptor Swr Sys(2)                              5.50%        6/1/2017            Aaa             465         506,473
Childrens Tr FD Puerto Rico Tob Set Rev                       6.00%        7/1/2026            AAA             750         843,195
PA Conv Ctr Auth Rev Ser A ETM(12)                            6.70%        9/1/2016            AAA             855       1,015,697
PA Intergovt Coop Auth Spl
Tax Rev Funding Prog(12)                                      6.75%       6/15/2021            AAA           2,000       2,017,840
PA St Higher Ed Facs Auth Rev
Drexel Univ                                                   6.00%        5/1/2029              A             800         883,576
PA St Higher Ed Facs Auth Rev
Univ Sciences Phil(17)                                        5.25%       11/1/2025            AAA           1,000       1,075,660
Philadelphia PA Gas Wks Rev
Twelfth Ser B ETM(17)                                         7.00%       5/15/2020            AAA           2,220       2,709,887
Philadelphia PA Sch Dist Ser A(13)                            5.50%        2/1/2031            AAA             500         555,710
Philadelphia PA Sch Dist Ser A(13)                            5.75%        2/1/2019            AAA             450         503,140

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST         MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                   RATE             DATE        MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Philadelphia PA Sch Dist Ser A(13)                            5.75%        2/1/2020            AAA    $        250   $     279,523
Philadelphia PA Sch Dist Ser A(13)                            5.75%        2/1/2021            AAA             500         559,045
Philadelphia PA Sch Dist Ser A(13)                            5.75%        2/1/2030            AAA           1,250       1,397,613
Plum Boro PA Sch Dist(12)                                     5.25%       9/15/2030            AAA           1,000       1,100,160
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                     5.50%        7/1/2026              A           1,000       1,049,610
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                         6.00%        7/1/2026              A             500         509,385
Puerto Rico Comwlth Ser A                                    5.375%        7/1/2028            AAA             925       1,024,132
Puerto Rico Elec Pwr Auth Rev Ser X                           6.00%        7/1/2015            Aaa           1,000       1,028,840
Puerto Rico Elec Pwr Auth Rev Ser X                          6.125%        7/1/2021            Aaa             500         514,570
Quaker Vly PA Sch Dist(13)                                    5.50%        4/1/2025            Aaa             800         901,440
Radnor Twp PA Sch Dist                                        5.75%       3/15/2026            Aa3           1,200       1,267,692
Riverside PA Sch Dist(12)                                     5.50%      10/15/2020            AAA           1,000       1,102,890
State Pub Sch Bldg Auth PA
Northhampton Area Cmnty College(2)                            5.75%        3/1/2020            AAA           1,775       1,984,912
State Pub Sch Bldg Auth PA
Rev Del Cnty Cmnty College Pj(17)                             5.50%       10/1/2020            AAA             800         864,744
Tredyffrin Easttown PA Sch Dist                               5.50%       2/15/2017            Aaa           1,000       1,105,180
                                                                                                                     -------------
TOTAL                                                                                                                   28,621,164
                                                                                                                     -------------

TRANSPORTATION 17.83%
Allegheny Cnty PA Arpt Rev(17)                                5.00%        1/1/2017            AAA           1,000       1,033,650
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser A(13)                                 5.20%        1/1/2027            AAA           1,000       1,056,900
Delaware River Port Auth PA &
NJ Rev(13)                                                    6.00%        1/1/2019            AAA           1,000       1,110,540
PA St Tpk Comm(2)                                             5.50%       7/15/2033            AAA           3,000       3,243,060
PA St Tpk Comm Tpk Rev Ser A(2)                               5.25%       12/1/2032            AAA           1,000       1,063,790
Puerto Rico Comwlth Hwy & Ser G(12)                           5.25%        7/1/2020            AAA           1,000       1,086,940
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                     5.50%        7/1/2036              A           2,000       2,174,760
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs                           8.221%        1/1/2010              A(b)        2,750       3,353,020
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                  5.75%        7/1/2041              A           2,000       2,219,280
Puerto Rico Port Auth Rev Ser D AMT(12)                       7.00%        7/1/2014            AAA           1,000       1,004,460
                                                                                                                     -------------
TOTAL                                                                                                                   17,346,400
                                                                                                                     -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2005

                                                                                           RATING:       PRINCIPAL
                                                          INTEREST         MATURITY         S&P OR          AMOUNT
INVESTMENTS                                                   RATE             DATE        MOODY'S           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
WATER/SEWER 5.17%
Allegheny Cnty PA San Auth Swr Rev(17)                       5.375%       12/1/2024            AAA    $      2,000   $   2,151,900
Bucks Cnty PA Wtr & Swr Auth
Rev Ser A(2)                                                  5.00%        6/1/2024            AAA           1,000       1,038,300
Luzerne Cnty PA Indl Dev Auth
PA Amern Wtr Co Ser A AMT(2)                                  5.10%        9/1/2034            AAA           1,000       1,017,180
North Huntingdon Twp PA GTD(2)                                5.25%        4/1/2019            AAA             760         823,604
                                                                                                                     -------------
TOTAL                                                                                                                    5,030,984
                                                                                                                     -------------
TOTAL INVESTMENTS IN MUNICIPAL BONDS 99.44% (Cost $90,766,222)                                                          96,744,417
                                                                                                                     =============
OTHER ASSETS IN EXCESS OF LIABILITIES 0.56%                                                                                544,885
                                                                                                                     -------------
NET ASSETS 100.00%                                                                                                   $  97,289,302
                                                                                                                     =============

--------------------------------------------------------------------------------

(a)  Amount represents less than 1,000.
(b) This investment has not been rated by an independent ratings service but is, in Lord, Abbett & Co. LLC's opinion, of comparable quality to the rating shown.
(c)  This investment has been rated by Fitch IBCA.
(d)  Security purchased on a when-issued basis.
+ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Variable rate security. This interest rate represents the rate at March 31, 2005.
AMT-Income from this security may be subject to Alternative Minimum Tax. COP-Certificates of Participation.
ETM-Escrow to Maturity.
GTD-Guaranteed.
Pre-Refunded Bonds-A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an "escrow fund" consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF-Permanent School Fund.
RITES-Residual Interest Tax-Exempt Security.
RIBs-Residual Interest Bond. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 2005.
NR-Not Rated.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

 (1) American Capital Access Holdings Ltd.
 (2) AMBAC Assurance Corporation
 (3) Assured Guarantee Corporation Insured Custody Certificate
 (4) Certified Bond Insurance
 (5) College Construction Loan Insurance Association
 (6) Custodian Receipt
 (7) Department of Housing and Urban Development
 (8) Department of Veterans Affairs
 (9) Federal Home Loan Mortgage Corporation
(10) Federal Housing Administration
(11) Federal National Mortgage Association
(12) Financial Guaranty Insurance Company
(13) Financial Security Assurance Inc.
(14) Government National Mortgage Association
(15) Government National Mortgage Association/Federal National Mortgage Association
(16) Insurance Bond Certificate
(17) Municipal Bond Investors Assurance Corporation
(18) Radian Asset Assurance Inc.
(19) Temporary Custodial Receipts
(20) XL Capital Assurance Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     This page is intentionally left blank.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
March 31, 2005

                                                                NATIONAL       CALIFORNIA
ASSETS:
   Investment in securities, at cost                       $ 549,995,852    $ 168,364,922
-----------------------------------------------------------------------------------------
   Investment in securities, at value                      $ 579,209,537    $ 176,931,196
   Cash                                                           20,071            6,218
   Receivables:
      Interest and dividends                                   7,858,037        2,315,482
      Investment securities sold                              14,725,594        3,610,465
      Capital shares sold                                        357,311          229,653
      From advisor                                                     -                -
   Prepaid expenses and other assets                              22,565           17,875
-----------------------------------------------------------------------------------------
   TOTAL ASSETS                                              602,193,115      183,110,889
-----------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
      Investment securities purchased                         30,224,068        4,121,034
      Capital shares reacquired                                  973,465          388,346
      Management fees                                            217,595           67,899
      12b-1 distribution fees                                    267,040           85,722
      Fund administration                                         20,660            6,512
      Directors' fees                                            301,928          176,673
      To bank                                                          -                -
   Dividends payable                                           1,610,011          503,381
   Accrued expenses and other liabilities                        219,077          104,564
-----------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                          33,833,844        5,454,131
=========================================================================================
NET ASSETS                                                 $ 568,359,271    $ 177,656,758
=========================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                            $ 556,830,663    $ 173,178,033
Distributions in excess of net investment income              (1,653,364)        (151,500)
Accumulated net realized gain (loss) on investments          (16,031,713)      (3,936,049)
Net unrealized appreciation on investments                    29,213,685        8,566,274
-----------------------------------------------------------------------------------------
NET ASSETS                                                 $ 568,359,271    $ 177,656,758
=========================================================================================
NET ASSETS BY CLASS:
Class A Shares                                             $ 495,330,674    $ 164,248,774
Class B Shares                                             $  32,389,420                -
Class C Shares                                             $  40,639,177    $  13,407,984
OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                43,247,793       15,154,834
Class B Shares                                                 2,820,866                -
Class C Shares                                                 3,542,487        1,236,258
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                             $       11.45    $       10.84
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)            $       11.83    $       11.20
Class B Shares-Net asset value                             $       11.48                -
Class C Shares-Net asset value                             $       11.47    $       10.85
=========================================================================================

* Lord Abbett Municipal Income Fund, Inc. has 1,000,000,000 authorized shares of capital stock (par value $.001) of which 900,000,000 are issued and allocated as follows: 150,000,000 to National, 110,000,000 to each of California, New Jersey, and New York, and 70,000,000 to each of Connecticut, Hawaii, Minnesota, Missouri, Texas, and Washington. Lord Abbett Municipal Income Trust has an unlimited number of shares of benefical interest authorized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                             CONNECTICUT           HAWAII        MINNESOTA         MISSOURI
ASSETS:
   Investment in securities, at cost                       $  84,813,315    $  65,163,211    $  37,323,535    $ 148,102,024
---------------------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                      $  89,746,826    $  69,272,201    $  38,821,131    $ 154,459,117
   Cash                                                           89,272                -        1,208,396        2,877,874
   Receivables:
      Interest and dividends                                   1,266,548          993,893          431,226        2,008,832
      Investment securities sold                                       -           60,982          158,777           35,157
      Capital shares sold                                        137,099          102,643           13,161           48,253
      From advisor                                                12,767                -                -           54,736
   Prepaid expenses and other assets                               4,928            3,202            2,487           15,772
---------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                               91,257,440       70,432,921       40,635,178      159,499,741
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
      Investment securities purchased                            552,320                -          870,915        1,045,610
      Capital shares reacquired                                  150,127           65,376           54,321           60,878
      Management fees                                             34,329           20,889           14,954           60,179
      12b-1 distribution fees                                     41,396           33,050                -           54,909
      Fund administration                                          2,843            2,533            1,414            5,693
      Directors' fees                                             27,402           20,300            1,610           30,270
      To bank                                                          -          801,966                -                -
   Dividends payable                                             275,016          206,837          113,071          467,409
   Accrued expenses and other liabilities                         38,922           26,530           18,766           55,332
---------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                           1,122,355        1,177,481        1,075,051        1,780,280
===========================================================================================================================
NET ASSETS                                                 $  90,135,085    $  69,255,440    $  39,560,127    $ 157,719,461
===========================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                            $  87,126,104    $  67,661,081    $  38,792,049    $ 151,814,845
Distributions in excess of net investment income                (289,787)        (162,965)         (53,255)        (465,859)
Accumulated net realized gain (loss) on investments           (1,634,743)      (2,351,666)        (676,263)          13,382
Net unrealized appreciation on investments                     4,933,511        4,108,990        1,497,596        6,357,093
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                 $  90,135,085    $  69,255,440    $  39,560,127    $ 157,719,461
===========================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                             $  90,135,085    $  69,255,440    $  39,560,127    $ 157,719,461
Class B Shares                                                         -                -                -                -
Class C Shares                                                         -                -                -                -
OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                 8,565,594       13,759,279        7,681,960       29,714,301
Class B Shares                                                         -                -                -                -
Class C Shares                                                         -                -                -                -
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                             $       10.52    $        5.03    $        5.15    $        5.31
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)            $       10.87    $        5.20    $        5.32    $        5.49
Class B Shares-Net asset value                                         -                -                -                -
Class C Shares-Net asset value                                         -                -                -                -
===========================================================================================================================

                                                              NEW JERSEY         NEW YORK
ASSETS:
   Investment in securities, at cost                       $ 132,760,982    $ 225,205,773
-----------------------------------------------------------------------------------------
   Investment in securities, at value                      $ 140,596,567    $ 239,651,842
   Cash                                                           19,503                -
   Receivables:
      Interest and dividends                                   1,947,251        3,338,747
      Investment securities sold                                  40,984        6,286,544
      Capital shares sold                                            727           40,817
      From advisor                                                     -            7,162
   Prepaid expenses and other assets                              13,319            6,527
-----------------------------------------------------------------------------------------
   TOTAL ASSETS                                              142,618,351      249,331,639
-----------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
      Investment securities purchased                          2,495,000        3,126,780
      Capital shares reacquired                                   99,841          344,137
      Management fees                                             53,607           93,344
      12b-1 distribution fees                                     65,693          119,645
      Fund administration                                          5,105            8,877
      Directors' fees                                             45,249          145,965
      To bank                                                          -          671,726
   Dividends payable                                             409,631          749,933
   Accrued expenses and other liabilities                         47,003           81,956
-----------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                           3,221,129        5,342,363
=========================================================================================
NET ASSETS                                                 $ 139,397,222    $ 243,989,276
=========================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                            $ 137,256,189    $ 232,377,648
Distributions in excess of net investment income                (357,249)        (958,177)
Accumulated net realized gain (loss) on investments           (5,337,303)      (1,876,264)
Net unrealized appreciation on investments                     7,835,585       14,446,069
-----------------------------------------------------------------------------------------
NET ASSETS                                                 $ 139,397,222    $ 243,989,276
=========================================================================================
NET ASSETS BY CLASS:
Class A Shares                                             $ 139,397,222    $ 230,401,688
Class B Shares                                                         -                -
Class C Shares                                                         -    $  13,587,588
OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                27,009,369       20,416,633
Class B Shares                                                         -                -
Class C Shares                                                         -        1,204,040
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                             $        5.16    $       11.28
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)            $        5.33    $       11.66
Class B Shares-Net asset value                                         -                -
Class C Shares-Net asset value                                         -    $       11.28
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

March 31, 2005

                                                                   TEXAS       WASHINGTON
ASSETS:
   Investment in securities, at cost                       $  71,968,448    $  45,483,548
-----------------------------------------------------------------------------------------
   Investment in securities, at value                      $  78,411,080    $  48,521,630
   Cash                                                           81,763           95,745
   Receivables:
      Interest and dividends                                   1,253,796          734,073
      Investment securities sold                               1,524,764                -
      Capital shares sold                                        116,910          216,005
      From advisor                                                   822                -
   Prepaid expenses and other assets                              11,451              143
-----------------------------------------------------------------------------------------
   TOTAL ASSETS                                               81,400,586       49,567,596
-----------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
      Investment securities purchased                          5,259,757        1,037,270
      Capital shares reacquired                                   51,584          173,149
      Management fees                                             29,012           19,182
      12b-1 distribution fees                                     66,270                -
      Fund administration                                          2,850            1,725
      Directors'/Trustees' fees                                   32,544           16,588
      To bank                                                          -                -
   Dividends payable                                             241,186          162,689
   Accrued expenses and other liabilities                         29,568           28,318
-----------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                           5,712,771        1,438,921
=========================================================================================
NET ASSETS                                                 $  75,687,815    $  48,128,675
=========================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                            $  73,308,524    $  47,225,493
Undistributed (distributions in excess of)
   net investment income                                        (205,602)         291,671
Accumulated net realized gain (loss) on investments           (3,857,739)      (2,426,571)
Net unrealized appreciation (depreciation) on
   investments                                                 6,442,632        3,038,082
-----------------------------------------------------------------------------------------
NET ASSETS                                                 $  75,687,815    $  48,128,675
=========================================================================================
NET ASSETS BY CLASS:
Class A Shares                                             $  75,687,815    $  48,128,675
Class B Shares                                                         -                -
Class C Shares                                                         -                -
Class P Shares                                                         -                -
OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                 7,435,063        9,376,872
Class B Shares                                                         -                -
Class C Shares                                                         -                -
Class P Shares                                                         -                -
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                             $       10.18    $        5.13
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)            $       10.52    $        5.30
Class B Shares-Net asset value                                         -                -
Class C Shares-Net asset value                                         -                -
Class P Shares-Net asset value                                         -                -
=========================================================================================

* Lord Abbett Municipal Income Fund, Inc. has 1,000,000,000 authorized shares of capital stock (par value $.001) of which 900,000,000 are issued and allocated as follows: 150,000,000 to National, 110,000,000 to each of California, New Jersey, and New York, and 70,000,000 to each of Connecticut, Hawaii, Minnesota, Missouri, Texas, and Washington. Lord Abbett Municipal Income Trust has an unlimited number of shares of benefical interest authorized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 INSURED
                                                            INTERMEDIATE          FLORIDA          GEORGIA       HIGH YIELD
ASSETS:
   Investment in securities, at cost                       $  10,973,331    $  70,664,019    $  87,329,022    $  75,189,826
---------------------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                      $  10,958,942    $  75,578,645    $  90,952,539    $  75,064,484
   Cash                                                          308,056           48,963          600,262          758,570
   Receivables:
      Interest and dividends                                     114,549        1,279,520        1,389,235        1,120,323
      Investment securities sold                                 843,711        4,309,614        1,033,856        2,075,452
      Capital shares sold                                        763,170                -           57,262        2,607,203
      From advisor                                                12,264           19,942                -           57,404
   Prepaid expenses and other assets                              13,592           39,787            3,082            3,729
---------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                               13,014,284       81,276,471       94,036,236       81,687,165
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
      Investment securities purchased                          1,807,133        5,280,019        1,042,260        7,359,053
      Capital shares reacquired                                   10,224          128,016          359,170           49,868
      Management fees                                              3,336           29,401           35,110           23,831
      12b-1 distribution fees                                      6,598           44,377                -           21,904
      Fund administration                                            335            2,770            3,327            1,907
      Directors'/Trustees' fees                                    2,945           39,911            1,500              190
      To bank                                                          -                -                -                -
   Dividends payable                                              19,467          236,692          273,193          240,177
   Accrued expenses and other liabilities                         14,729           38,732           33,442           13,897
---------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                           1,864,767        5,799,918        1,748,002        7,710,827
===========================================================================================================================
NET ASSETS                                                 $  11,149,517    $  75,476,553    $  92,288,234    $  73,976,338
===========================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                            $  11,299,529    $  76,885,992    $  88,709,565    $  74,193,472
Undistributed (distributions in excess of)
   net investment income                                           2,343         (214,836)         139,561          (51,114)
Accumulated net realized gain (loss) on investments             (137,966)      (6,109,229)        (184,409)         (40,678)
Net unrealized appreciation (depreciation) on
   investments                                                   (14,389)       4,914,626        3,623,517         (125,342)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                 $  11,149,517    $  75,476,553    $  92,288,234    $  73,976,338
===========================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                             $   6,936,157    $  69,224,460    $  92,288,234    $  58,502,265
Class B Shares                                             $     403,195                -                -    $      10,278
Class C Shares                                             $   3,799,979    $   6,252,093                -    $  15,453,513
Class P Shares                                             $      10,186                -                -    $      10,282
OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                   710,847       14,522,821       16,402,505        3,838,741
Class B Shares                                                    41,370                -                -          674.352
Class C Shares                                                   389,942        1,309,434                -        1,014,123
Class P Shares                                                     1,044                -                -          674.815
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                             $        9.76    $        4.77    $        5.63    $       15.24
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)            $       10.09    $        4.93    $        5.82    $       15.75
Class B Shares-Net asset value                             $        9.75                -                -    $       15.24
Class C Shares-Net asset value                             $        9.74    $        4.77                -    $       15.24
Class P Shares-Net asset value                             $        9.76                -                -    $       15.24
===========================================================================================================================

                                                                MICHIGAN     PENNSYLVANIA
ASSETS:
   Investment in securities, at cost                       $  68,315,427    $  90,766,222
-----------------------------------------------------------------------------------------
   Investment in securities, at value                      $  72,139,819    $  96,744,417
   Cash                                                                -                -
   Receivables:
      Interest and dividends                                   1,281,876        1,286,865
      Investment securities sold                                 946,260        1,020,284
      Capital shares sold                                        120,603          193,691
      From advisor                                                     -            3,157
   Prepaid expenses and other assets                                 933            3,669
-----------------------------------------------------------------------------------------
   TOTAL ASSETS                                               74,489,491       99,252,083
-----------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
      Investment securities purchased                                  -        1,020,614
      Capital shares reacquired                                   50,721          152,263
      Management fees                                             28,245           37,256
      12b-1 distribution fees                                          -           47,414
      Fund administration                                          2,658            3,529
      Directors'/Trustees' fees                                   10,047           21,262
      To bank                                                    197,136          344,224
   Dividends payable                                             225,467          295,207
   Accrued expenses and other liabilities                         32,015           41,012
-----------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                             546,289        1,962,781
=========================================================================================
NET ASSETS                                                 $  73,943,202    $  97,289,302
=========================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                            $  72,204,315    $  92,668,020
Undistributed (distributions in excess of)
   net investment income                                        (193,329)        (310,092)
Accumulated net realized gain (loss) on investments           (1,892,176)      (1,046,821)
Net unrealized appreciation (depreciation) on
   investments                                                 3,824,392        5,978,195
-----------------------------------------------------------------------------------------
NET ASSETS                                                 $  73,943,202    $  97,289,302
=========================================================================================
NET ASSETS BY CLASS:
Class A Shares                                             $  73,943,202    $  97,289,302
Class B Shares                                                         -                -
Class C Shares                                                         -                -
Class P Shares                                                         -                -
OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                14,028,345       18,471,329
Class B Shares                                                         -                -
Class C Shares                                                         -                -
Class P Shares                                                         -                -
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                             $        5.27    $        5.27
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)            $        5.45    $        5.45
Class B Shares-Net asset value                                         -                -
Class C Shares-Net asset value                                         -                -
Class P Shares-Net asset value                                         -                -
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
For the Six Months Ended March 31, 2005

                                                                NATIONAL       CALIFORNIA
INVESTMENT INCOME:
Interest                                                   $  14,194,613    $   4,487,519
Dividends                                                         49,448            4,698
-----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                       14,244,061        4,492,217
-----------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                1,294,548          403,153
12b-1 distribution plan-Class A                                  860,847          292,944
12b-1 distribution plan-Class B                                  169,306                -
12b-1 distribution plan-Class C                                  209,480           68,923
Shareholder servicing                                            194,109           30,925
Professional                                                      58,268           21,189
Reports to shareholders                                           30,117            9,144
Fund administration                                              115,071           35,836
Custody                                                           34,074           13,741
Directors' fees                                                    9,389            3,247
Registration                                                      19,186            1,222
Other                                                              9,457            1,525
-----------------------------------------------------------------------------------------
Gross expenses                                                 3,003,852          881,849
   Expense reductions                                             (8,413)          (1,283)
   Expenses assumed by advisor                                   (48,640)               -
-----------------------------------------------------------------------------------------
NET EXPENSES                                                   2,946,799          880,566
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                         11,297,262        3,611,651
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                        1,987,446          159,363
Net change in unrealized appreciation (depreciation)
   on investments                                             (3,984,271)        (780,535)
=========================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                       (1,996,825)        (621,172)
=========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $   9,300,437    $   2,990,479
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                             CONNECTICUT           HAWAII        MINNESOTA         MISSOURI
INVESTMENT INCOME:
Interest                                                   $   2,236,555    $   1,767,832    $     922,434    $   3,708,964
Dividends                                                          1,404                -                -                -
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        2,237,959        1,767,832          922,434        3,708,964
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                  202,458          156,250           88,103          353,775
12b-1 distribution plan-Class A                                  157,749          117,544                -          278,272
12b-1 distribution plan-Class B                                        -                -                -                -
12b-1 distribution plan-Class C                                        -                -                -                -
Shareholder servicing                                             22,700           16,093           12,388           44,918
Professional                                                      15,440           10,897           10,075           21,366
Reports to shareholders                                            4,474            3,491            1,964            8,001
Fund administration                                               17,996           13,889            7,831           31,447
Custody                                                            3,223            6,464            1,054            4,576
Directors' fees                                                    1,544              734              385            1,553
Registration                                                       1,047              480              330            1,946
Other                                                              2,200              742              629            1,788
---------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                   428,831          326,584          122,759          747,642
   Expense reductions                                               (927)          (5,211)          (1,282)          (5,537)
   Expenses assumed by advisor                                   (48,015)               -                -         (211,882)
---------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                     379,889          321,373          121,477          530,223
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          1,858,070        1,446,459          800,957        3,178,741
---------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                           23,564          132,098            7,666          392,829
Net change in unrealized appreciation (depreciation)
   on investments                                               (802,339)        (895,358)         (94,228)      (1,284,769)
===========================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                         (778,775)        (763,260)         (86,562)        (891,940)
===========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $   1,079,295    $     683,199    $     714,395    $   2,286,801
===========================================================================================================================

                                                              NEW JERSEY         NEW YORK
INVESTMENT INCOME:
Interest                                                   $   3,526,446    $   6,285,978
Dividends                                                          4,691            7,953
-----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        3,531,137        6,293,931
-----------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                  315,564          558,237
12b-1 distribution plan-Class A                                  242,709          400,262
12b-1 distribution plan-Class B                                        -                -
12b-1 distribution plan-Class C                                        -           63,616
Shareholder servicing                                             40,987           65,390
Professional                                                      20,291           29,396
Reports to shareholders                                            7,000           12,341
Fund administration                                               28,050           49,621
Custody                                                            4,472           11,307
Directors' fees                                                    1,400            2,375
Registration                                                         785            1,362
Other                                                              1,618            2,138
-----------------------------------------------------------------------------------------
Gross expenses                                                   662,876        1,196,045
   Expense reductions                                             (1,235)          (1,882)
   Expenses assumed by advisor                                         -          (27,722)
-----------------------------------------------------------------------------------------
NET EXPENSES                                                     661,641        1,166,441
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          2,869,496        5,127,490
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                          282,147          748,097
Net change in unrealized appreciation (depreciation)
   on investments                                               (910,662)      (3,250,961)
=========================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                         (628,515)      (2,502,864)
=========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $   2,240,981    $   2,624,626
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

For the Six Months Ended March 31, 2005

                                                                   TEXAS       WASHINGTON
INVESTMENT INCOME:
Interest                                                   $   1,993,795    $   1,230,825
Dividends                                                         10,940            4,217
-----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        2,004,735        1,235,042
-----------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                  171,675          108,726
12b-1 distribution plan-Class A                                  134,780                -
12b-1 distribution plan-Class B                                        -                -
12b-1 distribution plan-Class C                                        -                -
12b-1 distribution plan-Class P                                        -                -
Shareholder servicing                                             19,367           16,251
Professional                                                      14,806           10,275
Reports to shareholders                                            3,282            2,462
Fund administration                                               15,260            9,665
Custody                                                            2,643            2,057
Directors'/Trustees' fees                                            798              507
Registration                                                         480            1,628
Other                                                                999              852
-----------------------------------------------------------------------------------------
Gross expenses                                                   364,090          152,423
   Expense reductions                                               (898)            (698)
   Expenses assumed by advisor                                      (822)               -
-----------------------------------------------------------------------------------------
NET EXPENSES                                                     362,370          151,725
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          1,642,365        1,083,317
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                             (290)          89,497
Net change in unrealized appreciation (depreciation)
   on investments                                               (754,050)        (381,207)
=========================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                         (754,340)        (291,710)
=========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                              $     888,025    $     791,607
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 INSURED
                                                            INTERMEDIATE          FLORIDA          GEORGIA       HIGH YIELD
INVESTMENT INCOME:
Interest                                                   $     156,785    $   1,942,303    $   2,139,215    $     401,549
Dividends                                                          1,169            7,179                -           13,930
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          157,954        1,949,482        2,139,215          415,479
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                   19,627          174,807          204,387           45,779
12b-1 distribution plan-Class A                                   10,474          128,043                -           26,542
12b-1 distribution plan-Class B                                    1,859                -                -               34
12b-1 distribution plan-Class C                                   17,254           30,082                -           12,683
12b-1 distribution plan-Class P                                       24                -                -               15
Shareholder servicing                                              1,115           24,209           27,061            1,708
Professional                                                       8,378           19,499           20,630           13,105
Reports to shareholders                                              411            3,354            3,756              329
Fund administration                                                1,963           15,538           18,168            3,662
Custody                                                            1,893            3,057            5,966            1,566
Directors'/Trustees' fees                                            107              826              881              234
Registration                                                       4,487              911              922               25
Other                                                              5,796            1,238              925            3,339
---------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                    73,388          401,564          282,696          109,021
   Expense reductions                                             (1,130)            (817)          (5,421)            (842)
   Expenses assumed by advisor                                   (45,645)         (71,645)               -         (105,957)
---------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                      26,613          329,102          277,275            2,222
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                            131,341        1,620,380        1,861,940          413,257
---------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                            2,164          319,413           91,856          (40,678)
Net change in unrealized appreciation (depreciation)
   on investments                                               (194,050)      (1,087,238)        (596,432)        (125,342)
===========================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                         (191,886)        (767,825)        (504,576)        (166,020)
===========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                              $     (60,545)   $     852,555    $   1,357,364    $     247,237
===========================================================================================================================

                                                                MICHIGAN     PENNSYLVANIA
INVESTMENT INCOME:
Interest                                                   $   1,766,776    $   2,442,375
Dividends                                                              -                -
-----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        1,766,776        2,442,375
-----------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                  166,521          219,066
12b-1 distribution plan-Class A                                        -          147,345
12b-1 distribution plan-Class B                                        -                -
12b-1 distribution plan-Class C                                        -                -
12b-1 distribution plan-Class P                                        -                -
Shareholder servicing                                             24,806           30,213
Professional                                                      18,475           21,664
Reports to shareholders                                            3,079            4,028
Fund administration                                               14,802           19,472
Custody                                                            1,369            1,943
Directors'/Trustees' fees                                            730            1,004
Registration                                                         820            1,939
Other                                                              1,030            1,268
-----------------------------------------------------------------------------------------
Gross expenses                                                   231,632          447,942
   Expense reductions                                             (1,799)          (2,539)
   Expenses assumed by advisor                                         -          (14,335)
-----------------------------------------------------------------------------------------
NET EXPENSES                                                     229,833          431,068
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          1,536,943        2,011,307
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                          125,366          (55,907)
Net change in unrealized appreciation (depreciation)
   on investments                                               (890,967)        (263,482)
=========================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                         (765,601)        (319,389)
=========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                              $     771,342    $   1,691,918
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
For the Six Months Ended March 31, 2005

                                                                NATIONAL       CALIFORNIA
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                      $  11,297,262    $   3,611,651
Net realized gain (loss) on investments                        1,987,446          159,363
Net change in unrealized appreciation (depreciation) on
   investments                                                (3,984,271)        (780,535)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           9,300,437        2,990,479
=========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                    (9,746,569)      (3,186,054)
   Class B                                                      (547,992)               -
   Class C                                                      (676,025)        (221,093)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                          (10,970,586)      (3,407,147)
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                             24,179,533        7,857,920
Reinvestment of distributions                                  7,428,973        1,941,966
Cost of shares reacquired                                    (39,769,629)     (10,949,875)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                  (8,161,123)      (1,149,989)
=========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                         (9,831,272)      (1,566,657)
=========================================================================================
NET ASSETS:
Beginning of period                                          578,190,543      179,223,415
-----------------------------------------------------------------------------------------
END OF PERIOD                                              $ 568,359,271    $ 177,656,758
=========================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME           $  (1,653,364)   $    (151,500)
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                             CONNECTICUT           HAWAII        MINNESOTA         MISSOURI
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                      $   1,858,070    $   1,446,459    $     800,957    $   3,178,741
Net realized gain (loss) on investments                           23,564          132,098            7,666          392,829
Net change in unrealized appreciation (depreciation) on
   investments                                                  (802,339)        (895,358)         (94,228)      (1,284,769)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           1,079,295          683,199          714,395        2,286,801
===========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                    (1,856,281)      (1,391,367)        (752,024)      (3,134,653)
   Class B                                                             -                -                -                -
   Class C                                                             -                -                -                -
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (1,856,281)      (1,391,367)        (752,024)      (3,134,653)
===========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                              4,531,527        3,461,838        2,916,560        7,453,091
Reinvestment of distributions                                    996,412          738,293          667,286        2,646,136
Cost of shares reacquired                                     (4,600,807)      (3,834,203)      (2,473,999)      (7,438,120)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                     927,132          365,928        1,109,847        2,661,107
===========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                            150,146         (342,240)       1,072,218        1,813,255
===========================================================================================================================
NET ASSETS:
Beginning of period                                           89,984,939       69,597,680       38,487,909      155,906,206
---------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                              $  90,135,085    $  69,255,440    $  39,560,127    $ 157,719,461
===========================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME           $    (289,787)   $    (162,965)   $     (53,255)   $    (465,859)
===========================================================================================================================

                                                              NEW JERSEY         NEW YORK
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                      $   2,869,496    $   5,127,490
Net realized gain (loss) on investments                          282,147          748,097
Net change in unrealized appreciation (depreciation) on
   investments                                                  (910,662)      (3,250,961)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           2,240,981        2,624,626
=========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                    (2,768,056)      (4,889,247)
   Class B                                                             -                -
   Class C                                                             -         (222,216)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (2,768,056)      (5,111,463)
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                              6,605,823        9,673,202
Reinvestment of distributions                                  1,542,123        3,132,143
Cost of shares reacquired                                     (7,685,497)     (15,995,163)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                     462,449       (3,189,818)
=========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                            (64,626)      (5,676,655)
=========================================================================================
NET ASSETS:
Beginning of period                                          139,461,848      249,665,931
-----------------------------------------------------------------------------------------
END OF PERIOD                                              $ 139,397,222    $ 243,989,276
=========================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME           $    (357,249)   $    (958,177)
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

For the Six Months Ended March 31, 2005

                                                                   TEXAS       WASHINGTON
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                      $   1,642,365    $   1,083,317
Net realized gain (loss) on investments                             (290)          89,497
Net change in unrealized appreciation (depreciation) on
   investments                                                  (754,050)        (381,207)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    888,025          791,607
=========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                    (1,626,733)      (1,099,740)
   Class B                                                             -                -
   Class C                                                             -                -
   Class P                                                             -                -
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (1,626,733)      (1,099,740)
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                              2,298,024        2,223,183
Reinvestment of distributions                                  1,219,651          821,362
Cost of shares reacquired                                     (2,677,442)      (3,442,220)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                     840,233         (397,675)
=========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                            101,525         (705,808)
=========================================================================================
NET ASSETS:
Beginning of period                                           75,586,290       48,834,483
-----------------------------------------------------------------------------------------
END OF PERIOD                                              $  75,687,815    $  48,128,675
=========================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                   $    (205,602)   $     291,671
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 INSURED
                                                            INTERMEDIATE          FLORIDA          GEORGIA       HIGH YIELD
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                      $     131,341    $   1,620,380    $   1,861,940    $     413,257
Net realized gain (loss) on investments                            2,164          319,413           91,856          (40,678)
Net change in unrealized appreciation (depreciation) on
   investments                                                  (194,050)      (1,087,238)        (596,432)        (125,342)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    (60,545)         852,555        1,357,364          247,237
===========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                       (88,775)      (1,524,716)      (1,803,680)        (394,495)
   Class B                                                        (4,115)               -                -             (161)
   Class C                                                       (38,455)        (109,508)               -          (69,549)
   Class P                                                          (142)               -                -             (166)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (131,487)      (1,634,224)      (1,803,680)        (464,371)
===========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                              4,057,142        2,389,699        8,591,667       74,897,524
Reinvestment of distributions                                     86,011          818,804        1,530,740          196,327
Cost of shares reacquired                                     (2,779,863)      (5,869,452)      (6,868,103)        (900,379)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                   1,363,290       (2,660,949)       3,254,304       74,193,472
===========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                          1,171,258       (3,442,618)       2,807,988       73,976,338
===========================================================================================================================
NET ASSETS:
Beginning of period                                            9,978,259       78,919,171       89,480,246                -
---------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                              $  11,149,517    $  75,476,553    $  92,288,234    $  73,976,338
===========================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                   $       2,343    $    (214,836)   $     139,561    $     (51,114)
===========================================================================================================================

                                                                MICHIGAN     PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                      $   1,536,943    $   2,011,307
Net realized gain (loss) on investments                          125,366          (55,907)
Net change in unrealized appreciation (depreciation) on
   investments                                                  (890,967)        (263,482)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    771,342        1,691,918
=========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                    (1,514,056)      (1,990,382)
   Class B                                                             -                -
   Class C                                                             -                -
   Class P                                                             -                -
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (1,514,056)      (1,990,382)
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                              4,200,876        4,779,353
Reinvestment of distributions                                  1,076,219        1,104,787
Cost of shares reacquired                                     (3,881,240)      (4,250,203)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                   1,395,855        1,633,937
=========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                            653,141        1,335,473
=========================================================================================
NET ASSETS:
Beginning of period                                           73,290,061       95,953,829
-----------------------------------------------------------------------------------------
END OF PERIOD                                              $  73,943,202    $  97,289,302
=========================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                   $    (193,329)   $    (310,092)
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended September 30, 2004

                                                                NATIONAL       CALIFORNIA
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                      $  23,733,025    $   7,299,577
Net realized gain (loss) on investments                       (2,244,311)         357,488
Net change in unrealized appreciation (depreciation) on
   investments                                                 1,250,648          768,708
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          22,739,362        8,425,773
=========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                   (21,073,022)      (6,995,209)
   Class B                                                    (1,257,674)               -
   Class C                                                    (1,609,329)        (504,685)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                          (23,940,025)      (7,499,894)
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                             47,752,580       15,171,634
Reinvestment of distributions                                 15,773,645        4,213,091
Cost of shares reacquired                                    (88,424,680)     (35,426,256)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                 (24,898,455)     (16,041,531)
=========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                        (26,099,118)     (15,115,652)
=========================================================================================
NET ASSETS:
Beginning of year                                            604,289,661      194,339,067
-----------------------------------------------------------------------------------------
END OF YEAR                                                $ 578,190,543    $ 179,223,415
=========================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME           $  (1,980,040)   $    (356,004)
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                             CONNECTICUT           HAWAII        MINNESOTA
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                      $   3,768,694    $   2,941,820    $   1,540,498
Net realized gain (loss) on investments                          129,772           84,687           18,867
Net change in unrealized appreciation (depreciation) on
   investments                                                   453,352         (147,263)           4,593
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           4,351,818        2,879,244        1,563,958
==========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                    (3,902,944)      (2,906,371)      (1,527,568)
   Class B                                                             -                -                -
   Class C                                                             -                -                -
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (3,902,944)      (2,906,371)      (1,527,568)
==========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                              4,868,025        3,261,628        6,617,392
Reinvestment of distributions                                  1,979,132        1,615,420        1,293,734
Cost of shares reacquired                                    (13,780,412)     (10,369,174)      (6,475,356)
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                  (6,933,255)      (5,492,126)       1,435,770
==========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                         (6,484,381)      (5,519,253)       1,472,160
==========================================================================================================
NET ASSETS:
Beginning of year                                             96,469,320       75,116,933       37,015,749
----------------------------------------------------------------------------------------------------------
END OF YEAR                                                $  89,984,939    $  69,597,680    $  38,487,909
==========================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME           $    (291,576)   $    (218,057)   $    (102,188)
==========================================================================================================

                                                                MISSOURI       NEW JERSEY
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                      $   5,927,602    $   6,117,617
Net realized gain (loss) on investments                            3,280           (7,949)
Net change in unrealized appreciation (depreciation) on
   investments                                                  (250,775)        (590,297)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           5,680,107        5,519,371
=========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                    (6,263,326)      (6,146,663)
   Class B                                                             -                -
   Class C                                                             -                -
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (6,263,326)      (6,146,663)
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                             17,433,306        9,433,698
Reinvestment of distributions                                  5,111,920        3,509,645
Cost of shares reacquired                                    (19,543,879)     (26,651,225)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                   3,001,347      (13,707,882)
=========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                          2,418,128      (14,335,174)
=========================================================================================
NET ASSETS:
Beginning of year                                            153,488,078      153,797,022
-----------------------------------------------------------------------------------------
END OF YEAR                                                $ 155,906,206    $ 139,461,848
=========================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME           $    (509,947)   $    (458,689)
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

Year Ended September 30, 2004

                                                                NEW YORK            TEXAS
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                      $  10,759,314    $   3,344,064
Net realized gain (loss) on investments                         (345,225)          31,927
Net change in unrealized appreciation (depreciation) on
   investments                                                    24,685         (666,009)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          10,438,774        2,709,982
=========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                   (10,434,743)      (3,377,784)
   Class B                                                             -                -
   Class C                                                      (476,777)               -
   Class P                                                             -                -
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                          (10,911,520)      (3,377,784)
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                             17,285,278        4,368,880
Reinvestment of distributions                                  6,459,408        2,453,832
Cost of shares reacquired                                    (33,138,106)      (9,754,104)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                  (9,393,420)      (2,931,392)
=========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                         (9,866,166)      (3,599,194)
=========================================================================================
NET ASSETS:
Beginning of period                                          259,532,097       79,185,484
-----------------------------------------------------------------------------------------
END OF PERIOD                                              $ 249,665,931    $  75,586,290
=========================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                   $    (974,204)   $    (221,234)
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                  INSURED
                                                              WASHINGTON     INTERMEDIATE          FLORIDA          GEORGIA
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                      $   2,252,113    $     177,437    $   3,448,793    $   3,658,412
Net realized gain (loss) on investments                         (321,373)         (65,122)         138,092         (125,302)
Net change in unrealized appreciation (depreciation) on
   investments                                                   (45,383)          93,702       (1,428,793)         336,193
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           1,885,357          206,017        2,158,092        3,869,303
===========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                    (2,330,177)        (131,284)      (3,280,783)      (3,617,686)
   Class B                                                             -           (6,968)               -                -
   Class C                                                             -          (38,441)        (228,100)               -
   Class P                                                             -             (253)               -                -
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (2,330,177)        (176,946)      (3,508,883)      (3,617,686)
===========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                              5,215,055        7,648,050       11,334,926       20,338,939
Reinvestment of distributions                                  1,700,051          124,479        1,656,626        3,005,354
Cost of shares reacquired                                     (8,132,368)      (2,131,106)     (17,513,481)      19,556,311)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                  (1,217,262)       5,641,423       (4,521,929)       3,787,982
===========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                         (1,662,082)       5,670,494       (5,872,720)       4,039,599
===========================================================================================================================
NET ASSETS:
Beginning of period                                           50,496,565        4,307,765       84,791,891       85,440,647
---------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                              $  48,834,483    $   9,978,259    $  78,919,171    $  89,480,246
===========================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                   $     308,094    $       2,489    $    (200,992)   $      81,301
===========================================================================================================================

                                                                MICHIGAN     PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                      $   3,003,520    $   4,094,678
Net realized gain (loss) on investments                         (111,469)          71,748
Net change in unrealized appreciation (depreciation) on
   investments                                                  (317,711)         106,952
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           2,574,340        4,273,378
=========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                    (2,991,011)      (4,086,719)
   Class B                                                             -                -
   Class C                                                             -                -
   Class P                                                             -                -
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (2,991,011)      (4,086,719)
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                             12,764,741        7,107,514
Reinvestment of distributions                                  2,051,281        2,149,255
Cost of shares reacquired                                     (9,398,863)     (12,769,221)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                   5,417,159       (3,512,452)
=========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                          5,000,488       (3,325,793)
=========================================================================================
NET ASSETS:
Beginning of period                                           68,289,573       99,279,622
-----------------------------------------------------------------------------------------
END OF PERIOD                                              $  73,290,061    $  95,953,829
=========================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                   $    (216,216)   $    (331,017)
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NATIONAL TAX-FREE FUND

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
                                           (UNAUDITED)         2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $      11.49     $    11.50     $    11.73     $    11.33     $    10.76     $    10.79
                                           ============     ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                          .23            .47            .50            .54            .53            .51
  Net realized and
    unrealized gain (loss)                         (.05)          (.01)          (.22)           .40            .59            .01
                                           ------------     ----------     ----------     ----------     ----------     ----------
    Total from investment
      operations                                    .18            .46            .28            .94           1.12            .52
                                           ------------     ----------     ----------     ----------     ----------     ----------
Distributions to shareholders
  from net investment income                       (.22)          (.47)          (.51)          (.54)          (.55)          (.55)
                                           ------------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD             $      11.45     $    11.49     $    11.50     $    11.73     $    11.33     $    10.76
                                           ============     ==========     ==========     ==========     ==========     ==========

Total Return(b)                                    1.61%(c)       4.10%          2.48%          8.57%         10.64%          5.02%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                          .46%(c)        .96%           .98%          1.03%          1.01%           .98%
  Expenses, excluding waiver
    and expense reductions                          .47%(c)       1.00%           .98%          1.04%          1.06%           .99%
  Net investment income                            2.00%(c)       4.07%          4.33%          4.74%          4.78%          4.85%

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)         2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $    495,331     $  500,519     $  515,694     $  530,563     $  512,426     $  487,188
  Portfolio turnover rate                         78.08%        183.06%        209.07%         63.74%         77.46%        185.25%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
                                           (UNAUDITED)         2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $      11.52     $    11.53     $    11.76     $    11.36     $    10.79     $    10.82
                                           ============     ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                          .19            .39            .42            .47            .46            .44
  Net realized and
    unrealized gain (loss)                         (.04)          (.01)          (.21)           .40            .60            .01
                                           ------------     ----------     ----------     ----------     ----------     ----------
    Total from investment
      operations                                    .15            .38            .21            .87           1.06            .45
                                           ------------     ----------     ----------     ----------     ----------     ----------
Distributions to shareholders
  from net investment income                       (.19)          (.39)          (.44)          (.47)          (.49)          (.48)
                                           ------------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD             $      11.48     $    11.52     $    11.53     $    11.76     $    11.36     $    10.79
                                           ============     ==========     ==========     ==========     ==========     ==========

Total Return(b)                                    1.27%(c)       3.40%          1.86%          7.88%          9.96%          4.32%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                          .79%(c)       1.61%          1.63%          1.65%          1.64%          1.63%
  Expenses, excluding waiver
    and expense reductions                          .80%(c)       1.65%          1.63%          1.66%          1.69%          1.63%
  Net investment income                            1.67%(c)       3.42%          3.68%          4.12%          4.15%          4.15%

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)         2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $     32,389     $   34,263     $   39,122     $   36,250     $   28,531     $   17,594
  Portfolio turnover rate                         78.08%        183.06%        209.07%         63.74%         77.46%        185.25%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
NATIONAL TAX-FREE FUND

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
                                           (UNAUDITED)         2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $      11.50     $    11.52     $    11.76     $    11.35     $    10.77     $    10.81
                                           ============     ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                          .19            .39            .42            .47            .46            .45
  Net realized and
    unrealized gain (loss)                         (.03)          (.02)          (.22)           .41            .60           (.01)
                                           ------------     ----------     ----------     ----------     ----------     ----------
    Total from investment
      operations                                    .16            .37            .20            .88           1.06            .44
                                           ------------     ----------     ----------     ----------     ----------     ----------
Distributions to shareholders
  from net investment income                       (.19)          (.39)          (.44)          (.47)          (.48)          (.48)
                                           ------------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD             $      11.47     $    11.50     $    11.52     $    11.76     $    11.35     $    10.77
                                           ============     ==========     ==========     ==========     ==========     ==========

Total Return(b)                                    1.36%(c)       3.32%          1.80%          7.95%         10.04%          4.23%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                          .79%(c)       1.61%          1.63%          1.61%          1.68%          1.63%
  Expenses, excluding waiver
    and expense reductions                          .80%(c)       1.65%          1.63%          1.62%          1.73%          1.64%
  Net investment income                            1.67%(c)       3.42%          3.68%          4.16%          4.11%          4.19%

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)         2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $     40,639     $   43,409     $   49,474     $   44,727     $   37,803     $   34,999
  Portfolio turnover rate                         78.08%        183.06%        209.07%         63.74%         77.46%        185.25%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CALIFORNIA TAX-FREE FUND

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
                                           (UNAUDITED)         2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $      10.86     $    10.80     $    11.19     $    10.89     $    10.29     $    10.16
                                           ============     ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                          .22            .43            .46            .52            .51            .53
  Net realized and
    unrealized gain (loss)                         (.03)           .07           (.36)           .29            .61            .12
                                           ------------     ----------     ----------     ----------     ----------     ----------
    Total from investment
      operations                                    .19            .50            .10            .81           1.12            .65
                                           ------------     ----------     ----------     ----------     ----------     ----------
Distributions to shareholders
  from net investment income                       (.21)          (.44)          (.49)          (.51)          (.52)          (.52)
                                           ------------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD             $      10.84     $    10.86     $    10.80     $    11.19     $    10.89     $    10.29
                                           ============     ==========     ==========     ==========     ==========     ==========

Total Return(b)                                    1.75%(c)       4.73%           .94%          7.65%         11.09%          6.62%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                      .47%(c)        .99%           .99%          1.03%          1.00%           .94%
  Expenses, excluding expense
    reductions                                      .47%(c)        .99%           .99%          1.04%          1.04%           .94%
  Net investment income                            2.03%(c)       3.97%          4.27%          4.82%          4.81%          5.30%

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)         2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $    164,249     $  165,270     $  178,156     $  192,181     $  192,624     $  186,041
  Portfolio turnover rate                         15.62%         28.81%         86.47%         45.31%         72.84%        100.22%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
CALIFORNIA TAX-FREE FUND

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
                                           (UNAUDITED)         2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $      10.87     $    10.80     $    11.20     $    10.91     $    10.30     $    10.16
                                           ============     ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                          .19            .36            .39            .46            .45            .47
  Net realized and
    unrealized gain (loss)                         (.04)           .08           (.37)           .27            .61            .12
                                           ------------     ----------     ----------     ----------     ----------     ----------
    Total from investment
      operations                                    .15            .44            .02            .73           1.06            .59
                                           ------------     ----------     ----------     ----------     ----------     ----------
Distributions to shareholders
  from net investment income                       (.17)          (.37)          (.42)          (.44)          (.45)          (.45)
                                           ------------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD             $      10.85     $    10.87     $    10.80     $    11.20     $    10.91     $    10.30
                                           ============     ==========     ==========     ==========     ==========     ==========

Total Return(b)                                    1.43%(c)       4.14%           .26%          6.94%         10.53%          6.02%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                      .79%(c)       1.63%          1.63%          1.61%          1.55%          1.55%
  Expenses, excluding expense
    reductions                                      .79%(c)       1.63%          1.63%          1.62%          1.59%          1.55%
  Net investment income                            1.71%(c)       3.32%          3.63%          4.22%          4.26%          4.70%

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)         2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $     13,408     $   13,953     $   16,183     $   14,290     $   11,591     $   10,646
  Portfolio turnover rate                         15.62%         28.81%         86.47%         45.31%         72.84%        100.22%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CONNECTICUT TAX-FREE FUND

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
                                           (UNAUDITED)         2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $      10.61     $    10.55     $    10.71     $    10.32     $     9.79     $     9.89
                                           ============     ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                          .22            .43            .46            .50            .49            .49
  Net realized and
    unrealized gain (loss)                         (.09)           .08           (.16)           .38            .53           (.08)
                                           ------------     ----------     ----------     ----------     ----------     ----------
    Total from investment
      operations                                    .13            .51            .30            .88           1.02            .41
                                           ------------     ----------     ----------     ----------     ----------     ----------
Distributions to shareholders
  from net investment income                       (.22)          (.45)          (.46)          (.49)          (.49)          (.51)
                                           ------------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD             $      10.52     $    10.61     $    10.55     $    10.71     $    10.32     $     9.79
                                           ============     ==========     ==========     ==========     ==========     ==========

Total Return(b)                                    1.21%(c)       4.92%          2.95%          8.79%         10.65%          4.32%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                          .42%(c)       1.00%          1.01%          1.03%          1.01%          1.02%
  Expenses, excluding waiver
    and expense reductions                          .47%(c)       1.00%          1.01%          1.04%          1.03%          1.02%
  Net investment income                            2.06%(c)       4.09%          4.33%          4.82%          4.85%          5.10%

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)         2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $     90,135     $   89,985     $   96,469     $  100,358     $  101,242     $   96,901
  Portfolio turnover rate                          2.89%         20.16%         41.50%         48.64%         21.52%         37.92%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HAWAII TAX-FREE FUND

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
                                           (UNAUDITED)         2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $       5.08     $     5.08     $     5.20     $     5.01     $     4.83     $     4.84
                                           ============     ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                          .11            .21            .21            .23            .22            .24
  Net realized and
    unrealized gain (loss)                         (.06)           -(c)          (.12)           .20            .20           (.01)
                                           ------------     ----------     ----------     ----------     ----------     ----------
    Total from investment
      operations                                    .05            .21            .09            .43            .42            .23
                                           ------------     ----------     ----------     ----------     ----------     ----------
Distributions to shareholders
  from net investment income                       (.10)          (.21)          (.21)          (.24)          (.24)          (.24)
                                           ------------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD             $       5.03     $     5.08     $     5.08     $     5.20     $     5.01     $     4.83
                                           ============     ==========     ==========     ==========     ==========     ==========

Total Return(b)                                    1.02%(d)       4.18%          1.86%          8.78%          8.88%          4.94%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                      .46%(d)       1.01%           .99%          1.05%          1.04%           .99%
  Expenses, excluding expense
    reductions                                      .47%(d)       1.01%          1.00%          1.06%          1.07%           .99%
  Net investment income                            2.08%(d)       4.13%          4.20%          4.60%          4.49%          5.03%

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)         2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $     69,255     $   69,598     $   75,117     $   79,988     $   71,022     $   70,190
  Portfolio turnover rate                          6.11%          6.31%         27.90%         30.99%         32.38%         30.06%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Amount is less than $0.01.
(d)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MINNESOTA TAX-FREE FUND

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
                                           (UNAUDITED)         2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $       5.15     $     5.14     $     5.18     $     5.00     $     4.76     $     4.78
                                           ============     ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                          .11            .20            .21            .24            .25            .23
  Net realized and
    unrealized gain (loss)                         (.01)           .01           (.03)           .18            .24            .01
                                           ------------     ----------     ----------     ----------     ----------     ----------
    Total from investment
      operations                                    .10            .21            .18            .42            .49            .24
                                           ------------     ----------     ----------     ----------     ----------     ----------
Distributions to shareholders
  from net investment income                       (.10)          (.20)          (.22)          (.24)          (.25)          (.26)
                                           ------------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD             $       5.15     $     5.15     $     5.14     $     5.18     $     5.00     $     4.76
                                           ============     ==========     ==========     ==========     ==========     ==========

Total Return(b)                                    1.93%(c)       4.24%          3.57%          8.56%         10.57%          5.32%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                          .31%(c)        .68%           .69%           .46%           .19%           .24%
  Expenses, excluding waiver
    and expense reductions                          .31%(c)        .68%           .72%           .75%           .82%           .74%
  Net investment income                            2.04%(c)       4.00%          4.03%          4.79%          5.16%          5.00%

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)         2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $     39,560     $   38,488     $   37,016     $   27,568     $   24,708     $   20,864
  Portfolio turnover rate                          5.01%         24.67%         35.15%         22.33%         24.34%         50.37%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MISSOURI TAX-FREE FUND

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
                                           (UNAUDITED)         2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $       5.34     $     5.36     $     5.41     $     5.25     $     4.96     $     4.99
                                           ============     ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                          .11            .20            .22            .23            .25            .24
  Net realized and
    unrealized gain (loss)                         (.03)           -(c)          (.05)           .16            .29           (.02)
                                           ------------     ----------     ----------     ----------     ----------     ----------
    Total from investment
      operations                                    .08            .20            .17            .39            .54            .22
                                           ------------     ----------     ----------     ----------     ----------     ----------
Distributions to shareholders
  from net investment income                       (.11)          (.22)          (.22)          (.23)          (.25)          (.25)
                                           ------------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD             $       5.31     $     5.34     $     5.36     $     5.41     $     5.25     $     4.96
                                           ============     ==========     ==========     ==========     ==========     ==========

Total Return(b)                                    1.43%(d)       3.77%          3.18%          7.67%         11.11%          4.63%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                          .33%(d)       1.01%          1.00%          1.03%           .89%          1.02%
  Expenses, excluding waiver
    and expense reductions                          .47%(d)       1.02%          1.01%          1.06%          1.08%          1.02%
  Net investment income                            2.02%(d)       3.85%          4.19%          4.44%          4.80%          4.98%

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)         2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $    157,719     $  155,906     $  153,488     $  145,006     $  130,122     $  120,058
  Portfolio turnover rate                         18.50%         41.82%         48.47%         80.04%         43.75%         43.30%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Amount is less than $0.01.
(d)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NEW JERSEY TAX-FREE FUND

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
                                           (UNAUDITED)         2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $       5.18     $     5.20     $     5.37     $     5.21     $     4.96     $     4.97
                                           ============     ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                          .11            .22            .24            .25            .25            .25
  Net realized and
    unrealized gain (loss)                         (.03)          (.02)          (.17)           .15            .26            -(c)
                                           ------------     ----------     ----------     ----------     ----------     ----------
    Total from investment
      operations                                    .08            .20            .07            .40            .51            .25
                                           ------------     ----------     ----------     ----------     ----------     ----------
Distributions to shareholders
  from net investment income                       (.10)          (.22)          (.24)          (.24)          (.26)          (.26)
                                           ------------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD             $       5.16     $     5.18     $     5.20     $     5.37     $     5.21     $     4.96
                                           ============     ==========     ==========     ==========     ==========     ==========

Total Return(b)                                    1.59%(d)       3.89%          1.31%          7.96%         10.41%          5.31%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                          .47%(d)       1.00%          1.00%          1.03%           .90%           .97%
  Expenses, excluding waiver
    and expense reductions                          .47%(d)       1.00%          1.00%          1.05%          1.06%           .98%
  Net investment income                            2.04%(d)       4.18%          4.49%          4.77%          4.93%          5.03%

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)         2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $    139,397     $  139,462     $  153,797     $  164,733     $  160,171     $  151,048
  Portfolio turnover rate                         19.53%         32.57%         70.02%         97.76%        101.02%        125.73%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Amount is less than $0.01.
(d)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NEW YORK TAX-FREE FUND

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
                                           (UNAUDITED)         2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $      11.41     $    11.42     $    11.66     $    11.16     $    10.53     $    10.51
                                           ============     ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                          .24            .48            .52            .54            .53            .55
  Net realized and
    unrealized gain (loss)                         (.13)           -(c)          (.24)           .49            .64            .02
                                           ------------     ----------     ----------     ----------     ----------     ----------
    Total from investment
      operations                                    .11            .48            .28           1.03           1.17            .57
                                           ------------     ----------     ----------     ----------     ----------     ----------
Distributions to shareholders
  from net investment income                       (.24)          (.49)          (.52)          (.53)          (.54)          (.55)
                                           ------------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD             $      11.28     $    11.41     $    11.42     $    11.66     $    11.16     $    10.53
                                           ============     ==========     ==========     ==========     ==========     ==========

Total Return(b)                                     .93%(d)       4.33%          2.55%          9.50%         11.35%          5.65%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                          .45%(d)        .94%           .96%          1.03%          1.01%           .96%
  Expenses, excluding waiver
    and expense reductions                          .46%(d)        .99%           .96%          1.04%          1.04%           .97%
  Net investment income                            2.08%(d)       4.27%          4.54%          4.80%          4.80%          5.28%

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)         2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $    230,402     $  237,349     $  247,153     $  252,831     $  242,367     $  228,362
  Portfolio turnover rate                         21.90%         48.17%         47.94%         51.72%         70.03%         76.33%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
NEW YORK TAX-FREE FUND

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
                                           (UNAUDITED)         2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $      11.40     $    11.42     $    11.67     $    11.17     $    10.54     $    10.51
                                           ============     ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                          .20            .41            .44            .48            .46            .49
  Net realized and
    unrealized gain (loss)                         (.12)          (.01)          (.23)           .49            .65            .02
                                           ------------     ----------     ----------     ----------     ----------     ----------
    Total from investment
      operations                                    .08            .40            .21            .97           1.11            .51
                                           ------------     ----------     ----------     ----------     ----------     ----------
Distributions to shareholders
  from net investment income                       (.20)          (.42)          (.46)          (.47)          (.48)          (.48)
                                           ------------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD             $      11.28     $    11.40     $    11.42     $    11.67     $    11.17     $    10.54
                                           ============     ==========     ==========     ==========     ==========     ==========

Total Return(b)                                     .69%(d)       3.57%          1.88%          8.90%         10.74%          5.07%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                          .78%(d)       1.59%          1.63%          1.51%          1.62%          1.55%
  Expenses, excluding waiver
    and expense reductions                          .79%(d)       1.64%          1.63%          1.52%          1.65%          1.56%
  Net investment income                            1.75%(d)       3.62%          3.87%          4.32%          4.19%          4.72%

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)         2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $     13,587     $   12,317     $   12,379     $    8,798     $    6,662     $    5,278
  Portfolio turnover rate                         21.90%         48.17%         47.94%         51.72%         70.03%         76.33%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Amount is less than $0.01.
(d)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
TEXAS TAX-FREE FUND

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
                                           (UNAUDITED)         2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $      10.28     $    10.36     $    10.47     $     9.99     $     9.43     $     9.55
                                           ============     ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                          .22            .44            .46            .45            .46            .51
  Net realized and
    unrealized gain (loss)                         (.10)          (.07)          (.13)           .48            .57           (.13)
                                           ------------     ----------     ----------     ----------     ----------     ----------
    Total from investment
      operations                                    .12            .37            .33            .93           1.03            .38
                                           ------------     ----------     ----------     ----------     ----------     ----------
Distributions to shareholders
  from net investment income                       (.22)          (.45)          (.44)          (.45)          (.47)          (.50)
                                           ------------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD             $      10.18     $    10.28     $    10.36     $    10.47     $     9.99     $     9.43
                                           ============     ==========     ==========     ==========     ==========     ==========

Total Return(b)                                    1.15%(c)       3.62%          3.32%          9.55%         11.30%          4.14%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                          .48%(c)       1.06%          1.02%          1.00%           .64%           .99%
  Expenses, excluding waiver
    and expense reductions                          .48%(c)       1.06%          1.02%          1.05%          1.09%          1.01%
  Net investment income                            2.15%(c)       4.29%          4.44%          4.49%          4.70%          5.47%

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)         2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $     75,688     $   75,586     $   79,185     $   81,369     $   77,860     $   74,405
  Portfolio turnover rate                         19.92%         21.33%         58.09%         89.30%        108.27%        163.39%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
WASHINGTON TAX-FREE FUND

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
                                           (UNAUDITED)         2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $       5.16     $     5.21     $     5.32     $     5.15     $     4.89     $     4.91
                                           ============     ==========     ==========     ==========     ==========     ==========

Investment operations
  Net investment income(a)                          .12            .23            .24            .26            .26            .27
  Net realized and
    unrealized gain (loss)                         (.03)          (.04)          (.10)           .17            .26           (.04)
                                           ------------     ----------     ----------     ----------     ----------     ----------
    Total from investment
      operations                                    .09            .19            .14            .43            .52            .23
                                           ------------     ----------     ----------     ----------     ----------     ----------
Distributions to shareholders
  from net investment income                       (.12)          (.24)          (.25)          (.26)          (.26)          (.25)
                                           ------------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD             $       5.13     $     5.16     $     5.21     $     5.32     $     5.15     $     4.89
                                           ============     ==========     ==========     ==========     ==========     ==========

Total Return(b)                                    1.70%(c)       3.75%          2.75%          8.71%         10.92%          4.90%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                      .31%(c)        .70%           .68%           .71%           .70%           .71%
  Expenses, excluding expense
    reductions                                      .31%(c)        .70%           .68%           .72%           .73%           .71%
  Net investment income                            2.24%(c)       4.49%          4.68%          5.14%          5.22%          5.58%

                                            SIX MONTHS
                                              ENDED                                    YEAR ENDED 9/30
                                            3/31/2005       ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)         2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $     48,129     $   48,834     $   50,497     $   49,049     $   45,883     $   44,512
  Portfolio turnover rate                         18.17%         49.05%         58.05%         40.20%         52.09%        152.63%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INSURED INTERMEDIATE TAX-FREE TRUST

                                                        SIX MONTHS
                                                           ENDED           YEAR       6/23/2003(a)
                                                        3/31/2005         ENDED            TO
                                                       (UNAUDITED)      9/30/2004      9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $       9.95     $     9.94    $      10.00
                                                       ============     ==========    ============
  Unrealized depreciation on investments                                                      (.01)
                                                                                      ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                  $       9.99
                                                                                      ============

Investment operations
  Net investment income(b)                                      .15            .27             .06
  Net realized and unrealized gain (loss)                      (.19)           .01            (.05)
                                                       ------------     ----------    ------------
    Total from investment operations                           (.04)           .28             .01
                                                       ------------     ----------    ------------
Distributions to shareholders from
  net investment income                                        (.15)          (.27)           (.06)
                                                       ------------     ----------    ------------
NET ASSET VALUE, END OF PERIOD                         $       9.76     $     9.95    $       9.94
                                                       ============     ==========    ============

Total Return(d)                                                                               (.10)%(e)(f)
Total Return(d)                                                (.44)%(e)      2.84%            .16%(e)(g)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions             .12%(e)        .25%+           .07%(e)+
  Expenses, excluding waiver and expense reductions             .62%(e)       2.35%+          2.47%(e)+
  Net investment income                                        1.48%(e)       2.70%+           .66%(e)+

                                                        SIX MONTHS
                                                          ENDED            YEAR        6/23/2003(a)
                                                        3/31/2005          ENDED           TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)       9/30/2004      9/30/2003
----------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $     6,936      $    6,360    $      3,673
  Portfolio turnover rate                                    36.48%          60.08%         107.99%

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE TRUST

                                                       SIX MONTHS
                                                          ENDED             YEAR      6/23/2003(a)
                                                        3/31/2005          ENDED           TO
                                                       (UNAUDITED)       9/30/2004     9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $       9.94     $     9.93    $      10.00
                                                       ============     ==========    ============
  Unrealized depreciation on investments                                                      (.02)
                                                                                      ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                  $       9.98
                                                                                      ============

Investment operations
  Net investment income(b)                                      .11            .20             .05
  Net realized and unrealized gain (loss)                      (.19)             -(c)         (.05)
                                                       ------------     ----------    ------------
    Total from investment operations                           (.08)           .20               -
                                                       ------------     ----------    ------------
Distributions to shareholders from
  net investment income                                        (.11)          (.19)           (.05)
                                                       ------------     ----------    ------------
NET ASSET VALUE, END OF PERIOD                         $       9.75     $     9.94    $       9.93
                                                       ============     ==========    ============

Total Return(d)                                                                               (.20)%(e)(f)
Total Return(d)                                                (.81)%(e)      2.09%            .04%(e)(g)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions             .50%(e)       1.00%+           .27%(e)+
  Expenses, excluding waiver and expense reductions             .95%(e)       3.00%+          2.64%(e)+
  Net investment income                                        1.10%(e)       1.95%+           .46%(e)+

                                                        SIX MONTHS
                                                          ENDED             YEAR      6/23/2003(a)
                                                        3/31/2005          ENDED          TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)       9/30/2004     9/30/2003
--------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $       404      $      311    $        312
  Portfolio turnover rate                                    36.48%          60.08%         107.99%

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE TRUST

                                                        SIX MONTHS
                                                          ENDED              YEAR      6/23/2003(a)
                                                        3/31/2005           ENDED           TO
                                                       (UNAUDITED)        9/30/2004     9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $       9.94      $     9.93    $      10.00
                                                       ============      ==========    ============
  Unrealized depreciation on investments                                                       (.02)
                                                                                       ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                   $       9.98
                                                                                       ============

Investment operations
  Net investment income(b)                                      .11             .20             .05
  Net realized and unrealized gain (loss)                      (.20)              -(c)         (.05)
                                                       ------------      ----------    ------------
    Total from investment operations                           (.09)            .20               -
                                                       ------------      ----------    ------------
Distributions to shareholders from
  net investment income                                        (.11)           (.19)           (.05)
                                                       ------------      ----------    ------------
NET ASSET VALUE, END OF PERIOD                         $       9.74      $     9.94    $       9.93
                                                       ============      ==========    ============

Total Return(d)                                                                                (.20)%(e)(f)
Total Return(d)                                                (.91)%(e)      2.05%            (.04)%(e)(g)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions             .50%(e)        1.00%+           .27%(e)+
  Expenses, excluding waiver and expense reductions             .95%(e)        3.00%+          2.64%(e)+
  Net investment income                                        1.10%(e)        1.95%+           .46%(e)+

                                                        SIX MONTHS
                                                          ENDED             YEAR       6/23/2003(a)
                                                        3/31/2005          ENDED           TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)       9/30/2004     9/30/2003
---------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $      3,800      $    3,297    $        313
  Portfolio turnover rate                                     36.48%          60.08%         107.99%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
INSURED INTERMEDIATE TAX-FREE TRUST

                                                        SIX MONTHS
                                                          ENDED             YEAR       6/23/2003(a)
                                                        3/31/2005          ENDED            TO
                                                       (UNAUDITED)       9/30/2004      9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $       9.95      $     9.94    $       10.00
                                                       ============      ==========    =============
  Unrealized depreciation on investments                                                        (.01)
                                                                                       -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                   $        9.99
                                                                                       =============

Investment operations
  Net investment income(b)                                      .14             .25              .06
  Net realized and unrealized gain (loss)                      (.19)            .01             (.05)
                                                       ------------      ----------    -------------
    Total from investment operations                           (.05)            .26              .01
                                                       ------------      ----------    -------------
Distributions to shareholders from
  net investment income                                        (.14)           (.25)            (.06)
                                                       ------------      ----------    -------------
NET ASSET VALUE, END OF PERIOD                         $       9.76      $     9.95    $        9.94
                                                       ============      ==========    =============

Total Return(d)                                                                                 (.10)%(e)(f)
Total Return(d)                                                (.54)%(e)       2.65%             .11%(e)(g)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions             .23%(e)         .45%+            .12%(e)+
  Expenses, excluding waiver and expense reductions             .68%(e)        2.45%+           2.49%(e)+
  Net investment income                                        1.37%(e)        2.50%+            .61%(e)+

                                                        SIX MONTHS
                                                          ENDED              YEAR      6/23/2003(a)
                                                        3/31/2005           ENDED           TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)        9/30/2004     9/30/2003
----------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $        10       $       10    $         10
  Portfolio turnover rate                                    36.48%           60.08%         107.99%

+    The ratios have been determined on a Fund basis.
(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was 6/30/2003.
(b)  Calculated using average shares outstanding during the period.
(c)  Amount is less than $0.01.
(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)  Not annualized.
(f)  Total return for the period 6/23/2003 through 6/30/2003.
(g)  Total return for the period 6/30/2003 through 9/30/2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
FLORIDA TAX-FREE TRUST

                                     SIX MONTHS
                                        ENDED                        YEAR ENDED 9/30                   11/1/1999           YEAR
                                      3/31/2005        --------------------------------------------        TO              ENDED
                                     (UNAUDITED)         2004        2003        2002        2001      9/30/2000*       10/31/1999
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                $      4.82       $   4.88    $   4.97    $   4.82    $   4.57    $     4.52       $     4.98
                                     ===========       ========    ========    ========    ========    ==========       ==========
Investment operations
  Net investment income                      .10(a)         .20(a)      .21(a)      .23(a)      .23(a)        .23(a)           .23
  Net realized and
    unrealized gain (loss)                  (.05)          (.05)       (.09)        .15         .25           .03             (.46)
                                     -----------       --------    --------    --------    --------    ----------       ----------
    Total from investment
      operations                             .05            .15         .12         .38         .48           .26             (.23)
                                     -----------       --------    --------    --------    --------    ----------       ----------
Distributions to
  shareholders from
  net investment income                     (.10)          (.21)       (.21)       (.23)       (.23)         (.21)            (.23)
                                     -----------       --------    --------    --------    --------    ----------       ----------
NET ASSET VALUE,
  END OF PERIOD                      $      4.77       $   4.82    $   4.88    $   4.97    $   4.82    $     4.57       $     4.52
                                     ===========       ========    ========    ========    ========    ==========       ==========

Total Return(b)                             1.09%(c)       3.13%       2.62%       8.10%      10.68%         5.86%(c)        (4.74)%

RATIOS TO AVERAGE
  NET ASSETS
  Expenses, including
    waiver and expense
    reductions                               .40%(c)       1.02%       1.04%       1.07%        .99%          .89%(c)          .97%
  Expenses, excluding
    waiver and expense
    reductions                               .49%(c)       1.02%       1.04%       1.08%       1.05%          .89%(c)          .97%
  Net investment income                     2.10%(c)       4.24%       4.33%       4.74%       4.77%         5.00%(c)         4.73%

                                     SIX MONTHS
                                        ENDED                        YEAR ENDED 9/30                   11/1/1999           YEAR
                                      3/31/2005        --------------------------------------------        TO              ENDED
SUPPLEMENTAL DATA:                   (UNAUDITED)         2004        2003        2002        2001      9/30/2000*       10/31/1999
----------------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)              $   69,225        $ 72,995    $ 78,278    $ 84,325    $ 83,798    $   94,817       $  100,924
  Portfolio turnover rate                 30.67%          74.33%      86.95%      82.90%      84.37%       169.02%          191.12%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
FLORIDA TAX-FREE TRUST

                                     SIX MONTHS
                                        ENDED                        YEAR ENDED 9/30                   11/1/1999           YEAR
                                      3/31/2005        --------------------------------------------        TO              ENDED
                                     (UNAUDITED)         2004        2003        2002        2001      9/30/2000*       10/31/1999
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                $      4.83       $   4.89    $   4.98    $   4.83    $   4.58    $     4.52       $     4.98
                                     ===========       ========    ========    ========    ========    ==========       ==========
Investment operations
  Net investment income                      .09(a)         .17(a)      .18(a)      .20(a)      .20(a)        .20(a)           .20
  Net realized and
    unrealized gain (loss)                  (.06)          (.05)       (.09)        .14         .25           .04             (.46)
                                     -----------       --------    --------    --------    --------    ----------       ----------
    Total from investment
      operations                             .03            .12         .09         .34         .45           .24             (.26)
                                     -----------       --------    --------    --------    --------    ----------       ----------
Distributions to
  shareholders from
  net investment income                     (.09)          (.18)       (.18)       (.19)       (.20)         (.18)            (.20)
                                     -----------       --------    --------    --------    --------    ----------       ----------
NET ASSET VALUE,
  END OF PERIOD                      $      4.77       $   4.83    $   4.89    $   4.98    $   4.83    $     4.58       $     4.52
                                     ===========       ========    ========    ========    ========    ==========       ==========

Total Return(b)                              .57%(c)       2.44%       1.97%       7.32%       9.99%         5.44%(c)        (5.43)%

RATIOS TO AVERAGE
  NET ASSETS
  Expenses, including
    waiver and expense
    reductions                               .72%(c)       1.67%       1.71%       1.73%       1.64%         1.42%(c)         1.62%
  Expenses, excluding
    waiver and expense
    reductions                               .81%(c)       1.67%       1.71%       1.74%       1.70%         1.43%(c)         1.62%
  Net investment income                     1.78%(c)       3.59%       3.66%       4.08%       4.13%         4.52%(c)         4.07%

                                     SIX MONTHS
                                        ENDED                        YEAR ENDED 9/30                   11/1/1999           YEAR
                                      3/31/2005        --------------------------------------------        TO              ENDED
SUPPLEMENTAL DATA:                   (UNAUDITED)         2004        2003        2002        2001      9/30/2000*       10/31/1999
----------------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)              $    6,252        $  5,924    $  6,514    $  5,927    $  5,230    $    4,706       $    6,046
  Portfolio turnover rate                 30.67%          74.33%      86.95%      82.90%      84.37%       169.02%          191.12%

*    The Trust changed its fiscal year-end.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GEORGIA TAX-FREE TRUST

                                     SIX MONTHS
                                        ENDED                        YEAR ENDED 9/30                   11/1/1999           YEAR
                                      3/31/2005        --------------------------------------------        TO              ENDED
                                     (UNAUDITED)         2004        2003        2002        2001      9/30/2000*       10/31/1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                $      5.65       $   5.63    $   5.70    $   5.44    $   5.07    $     4.91       $     5.43
                                     ===========       ========    ========    ========    ========    ==========       ==========
Investment operations
  Net investment income                      .12(a)         .23(a)      .24(a)      .23(a)      .26(a)        .21(a)           .28
  Net realized and
    unrealized gain (loss)                  (.03)           .02        (.06)        .26         .37           .19             (.50)
                                     -----------       --------    --------    --------    --------    ----------       ----------
    Total from investment
      operations                             .09            .25         .18         .49         .63           .40             (.22)
                                     -----------       --------    --------    --------    --------    ----------       ----------
Distributions to
  shareholders from:
  Net investment income                     (.11)          (.23)       (.23)       (.23)       (.26)         (.24)            (.26)
  Net realized gain                            -              -        (.02)          -           -             -             (.04)
                                     -----------       --------    --------    --------    --------    ----------       ----------
    Total distributions                     (.11)          (.23)       (.25)       (.23)       (.26)         (.24)            (.30)
                                     -----------       --------    --------    --------    --------    ----------       ----------
NET ASSET VALUE,
  END OF PERIOD                      $      5.63       $   5.65    $   5.63    $   5.70    $   5.44    $     5.07       $     4.91
                                     ===========       ========    ========    ========    ========    ==========       ==========

Total Return(b)                             1.64%(c)       4.54%       3.21%       9.27%      12.69%         8.59%(c)         4.36%

RATIOS TO AVERAGE
  NET ASSETS
  Expenses, including
    waiver and expense
    reductions                               .30%(c)        .67%        .68%        .69%        .31%          .17%(c)          .18%
  Expenses, excluding
    waiver and expense
    reductions                               .31%(c)        .67%        .69%        .72%        .78%          .63%(c)          .68%
  Net investment income                     2.04%(c)       4.14%       4.26%       4.24%       4.81%         4.30%(c)         5.32%

                                     SIX MONTHS
                                        ENDED                        YEAR ENDED 9/30                   11/1/1999           YEAR
                                      3/31/2005        --------------------------------------------        TO              ENDED
SUPPLEMENTAL DATA:                   (UNAUDITED)         2004        2003        2002        2001      9/30/2000*       10/31/1999
----------------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)              $   92,288        $ 89,480    $ 85,441    $ 69,836    $ 46,235    $   29,245       $   27,432
  Portfolio turnover rate                 11.24%          21.27%      34.13%      48.66%      43.50%       122.44%          115.87%

*    The Trust changed its fiscal year-end.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HIGH YIELD MUNICIPAL BOND FUND

                                                                                  12/1/2004(a)
                                                                                       TO
                                                                                    3/31/2005
                                                                                   (UNAUDITED)
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $      15.00
                                                                                  ============
  Unrealized appreciation on investments                                                   .17
                                                                                  ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, DECEMBER 30, 2004                          $      15.17
                                                                                  ============
Investment operations
  Net investment income(b)                                                                 .22
  Net realized and unrealized gain                                                         .10
                                                                                  ------------
    Total from investment operations                                                       .32
                                                                                  ------------
Distributions to shareholders from net investment income                                  (.25)
                                                                                  ------------
NET ASSET VALUE, END OF PERIOD                                                    $      15.24
                                                                                  ============

Total Return(c)                                                                           1.66%(d)(e)
Total Return(c)                                                                           1.59%(d)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions                                        .01%(d)
  Expenses, excluding waiver and expense reductions                                        .36%(d)
  Net investment income                                                                   1.46%(d)

                                                                                  12/1/2004(a)
                                                                                       TO
                                                                                    3/31/2005
SUPPLEMENTAL DATA:                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                                 $     58,502
  Portfolio turnover rate                                                                71.79%

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND

                                                                                  12/1/2004(a)
                                                                                       TO
                                                                                    3/31/2005
                                                                                   (UNAUDITED)
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $      15.00
                                                                                  ============
  Unrealized appreciation on investments                                                   .17
                                                                                  ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, DECEMBER 30, 2004                          $      15.17
                                                                                  ============
Investment operations
  Net investment income(b)                                                                 .22
  Net realized and unrealized gain                                                         .09
                                                                                  ------------
    Total from investment operations                                                       .31
                                                                                  ------------
Distributions to shareholders from net investment income                                  (.24)
                                                                                  ------------
NET ASSET VALUE, END OF PERIOD                                                    $      15.24
                                                                                  ============

Total Return(c)                                                                           1.59%(d)(e)
Total Return(c)                                                                           1.59%(d)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions                                        .08%(d)
  Expenses, excluding waiver and expense reductions                                        .60%(d)
  Net investment income                                                                   1.49%(d)

                                                                                  12/1/2004(a)
                                                                                       TO
                                                                                    3/31/2005
SUPPLEMENTAL DATA:                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                                 $         10
  Portfolio turnover rate                                                                71.79%

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND

                                                                                  12/1/2004(a)
                                                                                       TO
                                                                                    3/31/2005
                                                                                   (UNAUDITED)
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $      15.00
                                                                                  ============
  Unrealized appreciation on investments                                                   .17
                                                                                  ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, DECEMBER 30, 2004                          $      15.17
                                                                                  ============
Investment operations
  Net investment income(b)                                                                 .21
  Net realized and unrealized gain                                                         .10
                                                                                  ------------
    Total from investment operations                                                       .31
                                                                                  ------------
Distributions to shareholders from net investment income                                  (.24)
                                                                                  ------------
NET ASSET VALUE, END OF PERIOD                                                    $      15.24
                                                                                  ============

Total Return(c)                                                                           1.59%(d)(e)
Total Return(c)                                                                           1.58%(d)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions                                        .00%(d)
  Expenses, excluding waiver and expense reductions                                        .52%(d)
  Net investment income                                                                   1.36%(d)

                                                                                  12/1/2004(a)
                                                                                       TO
                                                                                    3/31/2005
SUPPLEMENTAL DATA:                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                                 $     15,454
  Portfolio turnover rate                                                                71.79%

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND

                                                                                  12/1/2004(a)
                                                                                       TO
                                                                                    3/31/2005
                                                                                   (UNAUDITED)
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $      15.00
                                                                                  ============
  Unrealized appreciation on investments                                                   .17
                                                                                  ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, DECEMBER 30, 2004                          $      15.17
                                                                                  ============
Investment operations
  Net investment income(b)                                                                 .22
  Net realized and unrealized gain                                                         .10
                                                                                  ------------
    Total from investment operations                                                       .32
                                                                                  ------------
Distributions to shareholders from net investment income                                  (.25)
                                                                                  ------------
NET ASSET VALUE, END OF PERIOD                                                    $      15.24
                                                                                  ============

Total Return(c)                                                                           1.64%(d)(e)
Total Return(c)                                                                           1.59%(d)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions                                        .03%(d)
  Expenses, excluding waiver and expense reductions                                        .43%(d)
  Net investment income                                                                   1.54%(d)

                                                                                  12/1/2004(a)
                                                                                       TO
                                                                                    3/31/2005
SUPPLEMENTAL DATA:                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                                 $         10
  Portfolio turnover rate                                                                71.79%

(a) Commencement of investment operations was 12/1/2004; SEC effective date was 12/30/2004; date shares first became available to the public was 1/3/2005.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e)  Total return for the period 12/01/2004 through 1/3/2005.
(f)  Total return for the period 1/3/2005 through 3/31/2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICHIGAN TAX-FREE TRUST

                                     SIX MONTHS
                                        ENDED                        YEAR ENDED 9/30                   11/1/1999           YEAR
                                      3/31/2005        --------------------------------------------        TO              ENDED
                                     (UNAUDITED)         2004        2003        2002        2001      9/30/2000*       10/31/1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                $      5.32       $   5.36    $   5.43    $   5.20    $   4.87    $     4.75       $     5.18
                                     ===========       ========    ========    ========    ========    ==========       ==========
Investment operations
  Net investment income                      .11            .22(a)      .23(a)      .25(a)      .25(a)        .21(a)           .26
  Net realized and
    unrealized gain (loss)                  (.05)          (.04)       (.07)        .23         .33           .14             (.44)
                                     -----------       --------    --------    --------    --------    ----------       ----------
    Total from investment
      operations                             .06            .18         .16         .48         .58           .35             (.18)
                                     -----------       --------    --------    --------    --------    ----------       ----------
Distributions to
  shareholders from
  net investment income                     (.11)          (.22)       (.23)       (.25)       (.25)         (.23)            (.25)
                                     -----------       --------    --------    --------    --------    ----------       ----------
NET ASSET VALUE,
  END OF PERIOD                      $      5.27       $   5.32    $   5.36    $   5.43    $   5.20    $     4.87       $     4.75
                                     ===========       ========    ========    ========    ========    ==========       ==========

Total Return(b)                             1.10%(c)       3.48%       3.16%       9.57%      12.21%         7.57%(c)        (3.55)%

RATIOS TO AVERAGE
  NET ASSETS
  Expenses, including
    expense reductions                       .31%(c)        .67%        .71%        .73%        .69%          .67%(c)          .69%
  Expenses, excluding
    expense reductions                       .31%(c)        .67%        .73%        .75%        .74%          .67%(c)          .69%
  Net investment income                     2.07%(c)       4.19%       4.28%       4.77%       4.91%         4.37%(c)         5.21%

                                     SIX MONTHS
                                        ENDED                        YEAR ENDED 9/30                   11/1/1999           YEAR
                                      3/31/2005        --------------------------------------------        TO              ENDED
SUPPLEMENTAL DATA:                   (UNAUDITED)         2004        2003        2002        2001      9/30/2000*       10/31/1999
----------------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)              $    73,943       $ 73,290    $ 68,290    $ 58,632    $ 49,330    $   45,666       $   49,356
  Portfolio turnover rate                  22.71%         34.92%      59.46%      48.09%     100.27%       111.48%          186.97%

*    The Trust changed its fiscal year-end.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
PENNSYLVANIA TAX-FREE TRUST

                                     SIX MONTHS
                                        ENDED                        YEAR ENDED 9/30                   11/1/1999           YEAR
                                      3/31/2005        --------------------------------------------        TO              ENDED
                                     (UNAUDITED)         2004        2003        2002        2001      9/30/2000*       10/31/1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                $      5.28       $   5.27    $   5.37    $   5.18    $   4.90    $     4.81       $     5.28
                                     ===========       ========    ========    ========    ========    ==========       ==========
Investment operations
  Net investment income                      .11            .22(a)      .23(a)      .24(a)      .25(a)        .22(a)           .26
  Net realized and
    unrealized gain (loss)                  (.01)           .01        (.10)        .19         .28           .10             (.47)
                                     -----------       --------    --------    --------    --------    ----------       ----------
    Total from investment
      operations                             .10            .23         .13         .43         .53           .32             (.21)
                                     -----------       --------    --------    --------    --------    ----------       ----------
Distributions to
  shareholders from
  net investment income                     (.11)          (.22)       (.23)       (.24)       (.25)         (.23)            (.26)
                                     -----------       --------    --------    --------    --------    ----------       ----------
NET ASSET VALUE,
  END OF PERIOD                      $      5.27       $   5.28    $   5.27    $   5.37    $   5.18    $     4.90       $     4.81
                                     ===========       ========    ========    ========    ========    ==========       ==========

Total Return(b)                             1.87%(c)       4.48%       2.52%       8.57%      11.06%         6.83%(c)        (4.13)%

RATIOS TO AVERAGE
  NET ASSETS
  Expenses, including
    waiver and expense
    reductions                               .43%(c)        .97%        .94%       1.08%        .90%          .88%(c)          .96%
  Expenses, excluding
    waiver and expense
    reductions                               .45%(c)        .97%        .95%       1.10%       1.06%          .88%(c)          .96%
  Net investment income                     2.06%(c)       4.20%       4.37%       4.66%       4.88%         4.54%(c)         5.02%

                                     SIX MONTHS
                                        ENDED                        YEAR ENDED 9/30                   11/1/1999           YEAR
                                      3/31/2005        --------------------------------------------        TO              ENDED
SUPPLEMENTAL DATA:                   (UNAUDITED)         2004        2003        2002        2001      9/30/2000*       10/31/1999
----------------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)              $    97,289       $ 95,954    $ 99,280    $101,502    $ 94,550    $   91,750       $   93,835
  Portfolio turnover rate                   9.05%         27.80%      29.76%      60.87%      65.63%        61.00%           40.76%

*    The Trust changed its fiscal year-end.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the "Company") and Lord Abbett Municipal Income Trust (the "Trust") are registered under the Investment Company Act of 1940 (the "Act") as open-end management investment companies. The Company was organized as a Maryland corporation on December 27, 1983. The Company was formerly known as Lord Abbett Tax-Free Income Fund Inc., and changed its name effective January 28, 2005. The Trust was organized as a Massachusetts Business Trust on September 11, 1991 and was reorganized as a Delaware Business Trust on July 22, 2002. The Trust was formerly known as Lord Abbett Tax-Free Income Trust, and changed its name effective December 30, 2004.

The Company consists of the following ten portfolios and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett National Tax-Free Income Fund ("National"), Class A, B, C and P shares; Lord Abbett California Tax-Free Income Fund ("California") and Lord Abbett New York Tax-Free Income Fund ("New York"), Class A, C and P shares; Lord Abbett Connecticut Tax-Free Income Fund ("Connecticut"), Lord Abbett Hawaii Tax-Free Income Fund ("Hawaii"), Lord Abbett Minnesota Tax-Free Income Fund ("Minnesota"), Lord Abbett Missouri Tax-Free Income Fund ("Missouri"), Lord Abbett New Jersey Tax-Free Income Fund ("New Jersey"), Lord Abbett Texas Tax-Free Income Fund ("Texas") and Lord Abbett Washington Tax-Free Income Fund ("Washington"), Class A and P shares. The Trust consists of the following six portfolios and their respective classes (separately, a "Fund" and collectively, the "Funds"): Florida Series ("Florida"), Class A, C and P shares; Georgia Series ("Georgia"), Michigan Series ("Michigan"), Pennsylvania Series ("Pennsylvania"), Class A and P shares, Lord Abbett Insured Intermediate Tax-Free Fund ("Insured") and Lord Abbett High Yield Municipal Bond Fund ("High Yield"), Class A, B, C and P shares. High Yield commenced investment operations on December 1, 2004. The SEC effective date was December 30, 2004 and shares first became available to the public on January 3, 2005. Each Fund is non-diversified as defined under the Act, except for National and Insured. As of the date of this report, only Insured and High Yield have issued Class P shares.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for National, Insured and High Yield) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. Each class has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C and P shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities are valued at prices supplied by independent pricing services approved by the Directors/Trustees. Such prices reflect broker/dealer supplied valuations and electronic data processing techniques. Prices reflect the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value, as determined by management and approved in good faith by the Board of Directors/Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company and Trust that do not specifically relate to an individual Fund are generally allocated to the Funds on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) WHEN-ISSUED MUNICIPAL BONDS-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(g) OFFERING COSTS-Lord, Abbett & Co. LLC ("Lord Abbett") incurred initial offering costs on behalf of High Yield.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Company and Trust each have a management agreement with Lord Abbett pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio. The management fee is based on each Fund's average daily net assets for each month at the following annual rates for all Funds, other than Insured and High Yield:

First $1 Billion              .45%
Next $1 Billion               .40%
Over $2 Billion               .35%

The management fee for Insured is based on average daily net assets at the following annual rates:

First $2 Billion              .40%
Next $3 Billion               .375%
Over $5 Billion               .35%

The management fee for High Yield is based on average daily net assets at the following annual rates:

First $1 Billion              .50%
Next $1 Billion               .45%
Over $2 Billion               .40%

For the fiscal year ending September 30, 2005, Lord Abbett has contractually agreed to reimburse expenses for each fund, other than Insured and High Yield, to the extent necessary so that each class' net operating expenses do not exceed the following annual rates:

CLASS               % OF AVERAGE DAILY NET ASSETS
-------------------------------------------------
A                             0.95%
B                             1.60%
C                             1.60%
P                             1.05%

For the fiscal year ending September 30, 2005, Lord Abbett has contractually agreed to reimburse expenses for Insured and High Yield to the extent necessary so that each class' net operating expenses do not exceed the following annual rates:

CLASS               % OF AVERAGE DAILY NET ASSETS
-------------------------------------------------
A                             0.25%
B                             1.00%
C                             1.00%
P                             0.45%

For the fiscal year ending September 30, 2005, Lord Abbett is voluntarily reimbursing an additional $120,000, $150,000, $535,000, $70,000 and $30,000 of
expenses for Connecticut, Florida, Missouri, New York and Pennsylvania, respectively. Effective January 26, 2005, Lord Abbett is voluntarily reimbursing all expenses for High Yield Fund. Lord Abbett may stop reimbursing such expenses at any time.

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

12b-1 DISTRIBUTION PLAN
Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of distribution and service fees to

Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                  CLASS A(1)         CLASS B         CLASS C          CLASS P
--------------------------------------------------------------------------------
Service                   .25%(2)          .25%            .25%             .25%
Distribution              .10%(3)          .75%            .75%             .20%

(1) The Class A Plans of Minnesota, Washington, Georgia and Michigan will not go into effect until the quarter subsequent to the net assets of each of these Funds reaching $100 million. As of March 31, 2005, the net assets of each such Fund have not reached $100 million.

(2) Annual service fee is .15% of the average daily net assets attributable to Class A shares sold prior to the following dates:

                                                                            DATE
--------------------------------------------------------------------------------
National, New York, Texas                                           June 1, 1990
Hawaii                                                           January 1, 1993
New Jersey                                                          July 1, 1992
Florida                                                          October 1, 1992
Pennsylvania                                                      March 31, 1998

(3) In addition, effective October 1, 2004, Distributor will pay the one-time distribution fee of up to 1% on certain qualifying purchases of Class A shares of the Funds. Previously, these payments were made by the Funds. The Funds will continue to amortize the prepaid distribution fee balance outstanding at September 30, 2004, which is generally amortized over a two-year period. The remaining balances of the unamortized prepaid distribution fees by Fund, as of March 31, 2005, are:

                     UNAMORTIZED BALANCE
----------------------------------------
National                       $  17,417
California                        11,000
Connecticut                        1,014
Missouri                          10,403
New Jersey                         9,758
New York                           1,170
Texas                              8,711
Florida                           38,108
Pennsylvania                       1,443

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Funds, after concessions were paid to authorized dealers, for the six months ended March 31, 2005:

                                                    DISTRIBUTOR     DEALERS'
                                                    COMMISSIONS  CONCESSIONS
----------------------------------------------------------------------------
National                                             $   48,398   $  218,475
California                                               13,148       60,679
Connecticut                                              11,574       53,913
Hawaii                                                    9,720       53,294
Minnesota                                                 9,547       46,858
Missouri                                                 31,231      146,285
New Jersey                                                8,417       39,470
New York                                                 11,899       57,458
Texas                                                     4,078       19,109
Washington                                                7,444       35,917
Insured                                                   4,553       20,842

                                                    DISTRIBUTOR     DEALERS'
                                                    COMMISSIONS  CONCESSIONS
----------------------------------------------------------------------------
Florida                                              $    4,758   $   22,847
Georgia                                                  36,458      169,412
High Yield                                              119,997      584,550
Michigan                                                 16,388       81,078
Pennsylvania                                             20,712       87,428

One Director/Trustee and certain of the Company's and Trust's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended March 31, 2005, and the fiscal year ended September 30, 2004 are as follows:

                                                       NATIONAL                          CALIFORNIA
------------------------------------------------------------------------------------------------------------
                                               3/31/2005*        9/30/2004       3/31/2005*        9/30/2004
------------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                          $   10,970,586   $   23,940,025   $    3,407,147   $    7,499,894
------------------------------------------------------------------------------------------------------------
Total distributions paid                   $   10,970,586   $   23,940,025   $    3,407,147   $    7,499,894
============================================================================================================

                                                      CONNECTICUT                         HAWAII
------------------------------------------------------------------------------------------------------------
                                               3/31/2005*        9/30/2004       3/31/2005*        9/30/2004
------------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                          $    1,856,281   $    3,902,944   $    1,391,367   $    2,906,371
------------------------------------------------------------------------------------------------------------
Total distributions paid                   $    1,856,281   $    3,902,944   $    1,391,367   $    2,906,371
============================================================================================================

                                                       MINNESOTA                        MISSOURI
------------------------------------------------------------------------------------------------------------
                                               3/31/2005*        9/30/2004       3/31/2005*        9/30/2004
------------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                          $      752,024   $    1,527,568   $    3,134,653   $    6,263,326
------------------------------------------------------------------------------------------------------------
Total distributions paid                   $      752,024   $    1,527,568   $    3,134,653   $    6,263,326
============================================================================================================

                                                      NEW JERSEY                         NEW YORK
------------------------------------------------------------------------------------------------------------
                                               3/31/2005*        9/30/2004       3/31/2005*        9/30/2004
------------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                          $    2,768,056   $    6,146,663   $    5,111,463   $   10,911,520
------------------------------------------------------------------------------------------------------------
Total distributions paid                   $    2,768,056   $    6,146,663   $    5,111,463   $   10,911,520
============================================================================================================

                                                        TEXAS                           WASHINGTON
------------------------------------------------------------------------------------------------------------
                                               3/31/2005*        9/30/2004       3/31/2005*        9/30/2004
------------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                          $    1,626,733   $    3,377,784   $    1,099,740   $    2,330,177
------------------------------------------------------------------------------------------------------------
Total distributions paid                   $    1,626,733   $    3,377,784   $    1,099,740   $    2,330,177
============================================================================================================

                                                       INSURED                           FLORIDA
------------------------------------------------------------------------------------------------------------
                                               3/31/2005*        9/30/2004       3/31/2005*        9/30/2004
------------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                          $      131,487   $      176,946   $    1,634,224   $    3,508,883
------------------------------------------------------------------------------------------------------------
Total distributions paid                   $      131,487   $      176,946   $    1,634,224   $    3,508,883
============================================================================================================

                                                       GEORGIA                          HIGH YIELD
------------------------------------------------------------------------------------------------------------
                                               3/31/2005*        9/30/2004      3/31/2005**        9/30/2004
------------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                          $    1,803,680   $    3,617,686   $      464,371              N/A
------------------------------------------------------------------------------------------------------------
Total distributions paid                   $    1,803,680   $    3,617,686   $      464,371              N/A
============================================================================================================

                                                       MICHIGAN                        PENNSYLVANIA
------------------------------------------------------------------------------------------------------------
                                               3/31/2005*        9/30/2004       3/31/2005*        9/30/2004
------------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                          $    1,514,056   $    2,991,011   $    1,990,382   $    4,086,719
------------------------------------------------------------------------------------------------------------
Total distributions paid                   $    1,514,056   $    2,991,011   $    1,990,382   $    4,086,719
============================================================================================================

*Unaudited

**For the period December 1, 2004 (commencement of investment operations) to March 31, 2005.

As of September 30, 2004, the capital loss carryforwards, along with the related expiration dates, were as follows:

                           2005            2007            2008            2009            2011            2012       TOTAL
-------------------------------------------------------------------------------------------------------------------------------
National          $           -     $         -   $  11,399,772   $     385,136   $     255,373   $   3,799,776   $  15,840,057
California                    -               -       3,282,765               -          34,990         777,657       4,095,412
Connecticut                   -               -         677,619         518,107               -         457,625       1,653,351
Hawaii                        -          37,384         584,699         268,000               -       1,593,681       2,483,764
Minnesota                     -               -               -         560,978               -         108,414         669,392
Missouri                 31,063               -         151,236          86,407               -          49,895         318,601
New Jersey                    -               -       3,467,129               -         405,467       1,576,989       5,449,585
New York                      -               -         983,645       1,190,572          25,993         141,028       2,341,238
Texas                         -               -       2,739,564         579,267               -         528,705       3,847,536
Washington                    -               -         947,474         710,842          42,693         496,718       2,197,727
Insured                       -               -               -               -               -          74,668          74,668
Florida                       -       3,917,644       1,479,660               -         763,887         126,337       6,287,528
Georgia                       -               -               -               -          92,644          78,531         171,175
Michigan                      -         998,605         711,637               -               -         204,581       1,914,823
Pennsylvania                  -               -         762,318               -           1,955         225,617         989,890

As of March 31, 2005, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                            GROSS            GROSS               NET
                                       UNREALIZED       UNREALIZED        UNREALIZED
                        TAX COST             GAIN             LOSS       GAIN (LOSS)
------------------------------------------------------------------------------------
National          $  549,893,427   $   30,141,806   $     (825,696)   $   29,316,110
California           168,334,720        8,736,524         (140,048)        8,596,476
Connecticut           84,808,812        5,079,558         (141,544)        4,938,014
Hawaii                65,152,937        4,181,524          (62,260)        4,119,264
Minnesota             37,324,829        1,536,065          (39,763)        1,496,302
Missouri             148,136,458        6,560,796         (238,137)        6,322,659
New Jersey           132,725,515        8,030,986         (159,934)        7,871,052
New York             225,195,003       14,739,730         (282,891)       14,456,839
Texas                 71,955,676        6,518,964          (63,560)        6,455,404
Washington            45,472,694        3,066,098          (17,162)        3,048,936
Insured               10,973,331           46,632          (61,021)          (14,389)
Florida               70,653,352        5,037,807         (112,514)        4,925,293
Georgia               87,327,528        3,720,794          (95,783)        3,625,011
High Yield            75,189,826          320,846         (446,188)         (125,342)
Michigan              68,304,003        3,983,069         (147,253)        3,835,816
Pennsylvania          90,757,616        6,075,118          (88,317)        5,986,801

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) are as follows:

                       SIX MONTHS ENDED MARCH 31, 2005
------------------------------------------------------
                            PURCHASES            SALES
------------------------------------------------------
National               $  454,727,559   $  449,301,636
California                 27,458,449       28,470,725
Connecticut                 4,594,075        2,579,133
Hawaii                      6,253,370        4,215,819
Minnesota                   2,892,268        1,915,045
Missouri                   35,299,046       28,503,841
New Jersey                 29,230,882       27,137,008
New York                   54,177,597       59,597,569
Texas                      19,196,406       15,218,673
Washington                  8,838,633        8,646,375
Insured                     4,781,268        3,557,526
Florida                    23,476,039       25,594,848
Georgia                    13,409,228       10,107,841
High Yield                 96,042,197       23,813,533
Michigan                   18,055,744       16,458,965
Pennsylvania               11,429,050        8,688,997

There were no purchases or sales of U.S. Government securities for the six months ended March 31, 2005.

6.  DIRECTORS'/TRUSTEES' REMUNERATION

The Company's and Trust's officers and the one Director/Trustee who are associated with Lord Abbett do not receive any compensation from the Company or Trust for serving in such capacities. Outside Directors'/Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors/Trustees under which outside Directors/Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors'/Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors'/Trustees' Fees on the Statements of Operations and in Directors'/Trustees' Fees Payable on the Statements of Assets and Liabilities and are not deductible for Federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company and Trust have entered into agreements with their transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Funds' custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

9.  INVESTMENT RISKS

Each Fund's performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund's investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds than many other municipal bond funds, normally will have more price volatility than those funds.

Additional risks that could reduce each Fund's performance or increase volatility include call risk, governmental risk, legislative risk, management risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called "lower rated bonds" or "junk bonds.") High Yield invests a significant portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which would result in losses.

Each Fund (except National and Insured) is non-diversified which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund, other than National, Insured and High Yield, invests primarily in issuers of its particular state, its performance may be more affected by local, state and regional factors than a fund investing in municipal bonds issued in many states, such as National, Insured and High Yield. These factors may include economic, political or state legislative developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in private activity bonds (sometimes called "AMT paper") except High Yield which may invest up to 100%. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest in residual interest bonds ("RIBs") although each Fund other than High Yield may invest no more than 20% of its assets in such bonds. RIBs, sometimes referred to as inverse floaters, are "derivative" debt instruments with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But, when interest rates fall, not only do RIBs make higher interest payments, their values also rise faster than fixed-rate bonds.

In addition, loss may result from a Fund's investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and inverse floaters. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase a Fund's interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock or shares of beneficial interest are as follows:

                                                                                 SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
                                      --------------------------------------------------------------------------------------
                                         CONNECTICUT            HAWAII         MINNESOTA          MISSOURI        NEW JERSEY
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                  426,849           679,225           562,038         1,391,743         1,272,471
Reinvestment of distributions                 93,858           145,290           128,947           495,225           297,219
Shares reacquired                           (432,882)         (754,017)         (477,677)       (1,388,042)       (1,477,895)
----------------------------------------------------------------------------------------------------------------------------
Increase                                      87,825            70,498           213,308           498,926            91,795
----------------------------------------------------------------------------------------------------------------------------

                                                                                 SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
                                      --------------------------------------------------------------------------------------
                                               TEXAS        WASHINGTON           GEORGIA          MICHIGAN      PENNSYLVANIA
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                  223,164           429,194         1,512,985           788,166           899,852
Reinvestment of distributions                118,666           158,676           270,378           202,113           208,515
Shares reacquired                           (260,551)         (667,784)       (1,212,296)         (729,197)         (801,932)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                           81,279           (79,914)          571,067           261,082           306,435
----------------------------------------------------------------------------------------------------------------------------

                                                                                               YEAR ENDED SEPTEMBER 30, 2004
                                      --------------------------------------------------------------------------------------
                                         CONNECTICUT            HAWAII         MINNESOTA          MISSOURI        NEW JERSEY
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                  461,995           644,322         1,287,335         3,267,692         1,822,812
Reinvestment of distributions                188,655           319,980           253,164           962,770           680,491
Shares reacquired                         (1,318,024)       (2,050,585)       (1,270,189)       (3,669,594)       (5,141,542)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                         (667,374)       (1,086,283)          270,310           560,868        (2,638,239)
----------------------------------------------------------------------------------------------------------------------------

                                                                                               YEAR ENDED SEPTEMBER 30, 2004
                                      --------------------------------------------------------------------------------------
                                               TEXAS        WASHINGTON           GEORGIA          MICHIGAN      PENNSYLVANIA
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                  423,921         1,007,594         3,616,190         2,395,641         1,352,917
Reinvestment of distributions                239,032           330,135           538,249           386,785           410,056
Shares reacquired                           (953,874)       (1,580,673)       (3,504,732)       (1,761,186)       (2,435,492)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                         (290,921)         (242,944)          649,707         1,021,240          (672,519)
----------------------------------------------------------------------------------------------------------------------------

Transactions (both shares and dollars) in Funds with multiple classes are as follows:

                                                      SIX MONTHS ENDED                          YEAR ENDED
NATIONAL                                    MARCH 31, 2005 (UNAUDITED)                  SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------------
CLASS A SHARES                                SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
Shares sold                                1,772,824    $   20,448,187         3,541,591    $   40,681,581
Reinvestment of distributions                587,187         6,767,018         1,250,563        14,283,407
Shares reacquired                         (2,679,844)      (30,929,169)       (6,057,488)      (69,157,006)
----------------------------------------------------------------------------------------------------------
Decrease                                    (319,833)   $   (3,713,964)       (1,265,334)   $  (14,192,018)
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                  148,228    $    1,711,790           244,614    $    2,815,682
Reinvestment of distributions                 24,949           288,174            54,551           624,686
Shares reacquired                           (327,391)       (3,783,439)         (718,023)       (8,215,944)
----------------------------------------------------------------------------------------------------------
Decrease                                    (154,214)   $   (1,783,475)         (418,858)   $   (4,775,576)
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                  174,489    $    2,019,556           369,180    $    4,255,317
Reinvestment of distributions                 32,399           373,781            75,657           865,552
Shares reacquired                           (437,743)       (5,057,021)         (966,679)      (11,051,730)
----------------------------------------------------------------------------------------------------------
Decrease                                    (230,855)   $   (2,663,684)         (521,842)   $   (5,930,861)
----------------------------------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED                          YEAR ENDED
CALIFORNIA                                  MARCH 31, 2005 (UNAUDITED)                  SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------------
CLASS A SHARES                                SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
Shares sold                                  634,564    $    6,951,390         1,227,944    $   13,306,351
Reinvestment of distributions                170,367         1,857,448           373,383         4,018,098
Shares reacquired                           (865,696)       (9,441,627)       (2,887,725)      (31,067,978)
----------------------------------------------------------------------------------------------------------
Decrease                                     (60,765)   $     (632,789)       (1,286,398)   $  (13,743,529)
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                   82,823    $      906,530           172,641    $    1,865,283
Reinvestment of distributions                  7,746            84,518            18,107           194,993
Shares reacquired                           (137,976)       (1,508,248)         (405,207)       (4,358,278)
----------------------------------------------------------------------------------------------------------
Decrease                                     (47,407)   $     (517,200)         (214,459)   $   (2,298,002)
----------------------------------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED                          YEAR ENDED
NEW YORK                                    MARCH 31, 2005 (UNAUDITED)                  SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------------
CLASS A SHARES                                SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
Shares sold                                  622,393    $    7,105,646         1,231,417    $   13,986,025
Reinvestment of distributions                265,419         3,026,486           553,520         6,264,285
Shares reacquired                         (1,281,569)      (14,726,266)       (2,618,184)      (29,632,409)
----------------------------------------------------------------------------------------------------------
Decrease                                    (393,757)   $   (4,594,134)         (833,247)   $   (9,382,099)
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                  225,259    $    2,567,556           290,075    $    3,299,253
Reinvestment of distributions                  9,268           105,657            17,248           195,123
Shares reacquired                           (110,553)       (1,268,897)         (311,522)       (3,505,697)
----------------------------------------------------------------------------------------------------------
Increase (decrease)                          123,974    $    1,404,316            (4,199)   $      (11,321)
----------------------------------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED                          YEAR ENDED
INSURED                                     MARCH 31, 2005 (UNAUDITED)                  SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------------
CLASS A SHARES                                SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
Shares sold                                  317,859    $    3,137,247           392,666    $    3,876,261
Reinvestment of distributions                  7,774            77,039            12,009           118,627
Shares reacquired                           (253,942)       (2,522,142)         (135,018)       (1,353,364)
----------------------------------------------------------------------------------------------------------
Increase                                      71,691    $      692,144           269,657    $    2,641,524
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                   13,714    $      135,820            37,806    $      372,998
Reinvestment of distributions                    199             1,968               151             1,486
Shares reacquired                             (3,841)          (38,063)          (38,056)         (368,409)
----------------------------------------------------------------------------------------------------------
Increase (decrease)                           10,072    $       99,725               (99)   $        6,075
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                   79,841    $      784,075           341,011    $    3,398,791
Reinvestment of distributions                    695             6,863               418             4,115
Shares reacquired                            (22,355)         (219,658)          (41,244)         (409,333)
----------------------------------------------------------------------------------------------------------
Increase                                      58,181    $      571,280           300,185    $    2,993,573
----------------------------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                                        -    $            -                 -     $           -
Reinvestment of distributions                     14               141                26               251
Shares reacquired                                  -                 -                 -                 -
----------------------------------------------------------------------------------------------------------
Increase                                          14    $          141                26    $          251
----------------------------------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED                          YEAR ENDED
FLORIDA                                     MARCH 31, 2005 (UNAUDITED)                  SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------------
CLASS A SHARES                                SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
Shares Sold                                  297,584    $    1,434,478         2,229,086    $   10,937,349
Reinvestment of distributions                161,950           779,466           328,273         1,579,417
Shares reacquired                         (1,093,593)       (5,268,959)       (3,446,383)      (16,529,032)
----------------------------------------------------------------------------------------------------------
Decrease                                    (634,059)   $   (3,055,015)         (889,024)   $   (4,012,266)
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares Sold                                  197,674    $      955,221            81,716    $      397,577
Reinvestment of distributions                  8,156            39,338            16,008            77,209
Shares reacquired                           (124,215)         (600,493)         (202,977)         (984,449)
----------------------------------------------------------------------------------------------------------
Increase (decrease)                           81,615    $      394,066          (105,253)   $     (509,663)
----------------------------------------------------------------------------------------------------------

                                                          PERIOD ENDED
HIGH YIELD                            MARCH 31, 2005      (UNAUDITED)*
----------------------------------------------------------------------
CLASS A SHARES                                SHARES            AMOUNT
----------------------------------------------------------------------
Shares sold                                3,882,164    $   59,283,672
Reinvestment of distributions                 12,380           189,649
Shares reacquired                            (55,803)         (860,341)
----------------------------------------------------------------------
Increase                                   3,838,741    $   58,612,980
----------------------------------------------------------------------

CLASS B SHARES

Shares sold                                  666,667    $       10,000
Reinvestment of distributions                  7,685               118
Shares reacquired                                  -                 -
----------------------------------------------------------------------
Increase (decrease)                          674,352    $       10,118
----------------------------------------------------------------------

CLASS C SHARES

Shares sold                                1,016,335    $   15,593,852
Reinvestment of distributions                    420             6,438
Shares reacquired                             (2,632)          (40,038)
----------------------------------------------------------------------
Increase                                   1,014,123    $   15,560,252
----------------------------------------------------------------------

CLASS P SHARES

Shares sold                                  666,667    $       10,000
Reinvestment of distributions                  7,948               122
Shares reacquired                                  -                 -
----------------------------------------------------------------------
Increase                                     674,615    $       10,122
----------------------------------------------------------------------

*For the period December 1, 2004 (commencement of investment operations) to March 31, 2005.

HOUSEHOLDING

The Company and Trust have adopted a policy that allows them to send only one copy of the Funds' Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Funds' portfolio securities, and information on how Lord Abbett voted the Funds' proxies during the 12-month period ended June 30, 2004, are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com, and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company and Trust are required to file the Funds' complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Form N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

APPROVAL OF ADVISORY CONTRACTS

For all funds except High Yield, at meetings on December 9, 2004, the Boards of Directors/Trustees of the Lord Abbett Municipal Income Fund and the Lord Abbett Municipal Income Trust, including all Directors/Trustees who are not interested persons, considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Boards had reviewed throughout the course of the year, the Boards received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with their consideration.

The materials received by the Boards as to each Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of each Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2004, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for each Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of each Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing each Fund.

The specific considerations as to each Fund are discussed below.

NATIONAL FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month, one-year, and three-year periods, and in the second quintile for the five- and ten-year annualized periods. The Board also noted that the performance was below that of the Lipper General Municipal Debt Funds Index for the nine-month, one-year, and three-year periods, and above that of the Index for the five- and ten-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees of the Fund were approximately two basis points above the median of the peer group and that the actual management and administrative services fees were approximately four basis points above the median. The Board noted that the total expense ratio of Class A was approximately eight basis points above the median of the peer group, and that the total expense ratios of Classes B and C were approximately the same as the median. The Board noted that the management fees of the Fund had been reduced, effective October 1, 2004, and were now below the median of the peer group. The Board also noted that Lord Abbett had agreed to cap the total expense ratio of Class A at 0.95% and the total expense ratio of Classes B and C at 1.60% and that the total expense ratio of Class A would be approximately seven basis points above the median of the peer group and the total expense ratios of Classes B and C would be approximately one basis point below the median.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

CALIFORNIA FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month period, in the second quintile for the one-year period, in the third quintile for the three-year period, in the second quintile for the five-year period, and in the fourth quintile for the ten-year period. The Board also noted that the performance was below that of the Lipper California Municipal Debt Fund Index for the nine-month, one-year, three-year, and ten-year periods and above that of the Index for the five-year period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees of the Fund were less than one basis point below the median of the peer group andthat the actual management fees were approximately four basis points above the median. The Board also noted that the actual total expense ratio of Class A was approximately eight basis points above the median of the peer group and that the actual total expense ratio of Class C was less than one basis point above the median. The Board noted that the contractual management fees of the Fund had been reduced, effective October 1, 2004, and were now approximately four basis points below the median of the peer group and the actual management fees would be approximately one basis point above the median of the peer group. The Board also noted that Lord Abbett had agreed to cap the total expense ratio of Class A at 0.95% and total expense ratio of Class C at 1.60% and that the total expense ratio of Class A would be approximately three basis points below the median of the peer group and the total expense ratio of Class C would be approximately two basis points below the median.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

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OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

CONNECTICUT FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the first quintile of its performance universe in the nine-month, one-year, three-year, and five-year periods and in the second quintile for the ten-year period. The Board also noted that there was no Lipper index for the Connecticut municipal debt investment objective.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately one basis point below the median of the peer group and that the actual management and administrative services fees were approximately seven basis points above the median of the peer group. The Board noted that the actual total expense ratio of the Fund was approximately four basis points above the median of the peer group. The Board noted that, effective October 1, 2004, the management fees of the Fund had been reduced with the result that the contractual management and administrative services fees would be approximately six basis points below the median of the peer group and the actual management and administrative services fees would be approximately two basis points above the median of the peer group, and that, effective October 1, 2004, Lord Abbett had agreed voluntarily to cap the total expense ratio at 0.95%, approximately one basis point below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HAWAII FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month and one-year periods and in the fourth quintile in the three- and five-year periods. The Board also noted that there was no Lipper index for the Hawaii municipal debt investment objective.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of a peer group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately one basis point below the median of the peer group and that the actual management and administrative services fees were approximately seven basis points above the median. The Board also noted that the actual total expense ratio of the Fund was approximately five basis points above the median of the peer group. The Board noted that effective October 1, 2004, the management fees of the Fund had been reduced and that, as a result, the contractual management and administrative services fees were below the median of the peer group and the actual management and administrative services fees were approximately two basis points above the median of the peer group. The Board also noted that, effective October 1, 2004, Lord Abbett had agreed to cap the total expense ratio at 0.95%, approximately one basis point below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

MINNESOTA FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month and one-year periods and in the first quintile for the three- and five-year periods. The Board also noted that the performance was above that of the Lipper Minnesota Municipal Debt Fund Index for each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services of the Fund were approximately the same as the median of the peer group and that the actual management and administrative services fees were approximately four basis points above the median. The Board also noted that the total expense ratio of the Fund was approximately twenty-four basis points below the median of the peer group. The Board noted that effective October 1, 2004, the management fees of the Fund had been reduced, with the result that the contractual management fees would be approximately five basis points below the median of the peer group and the actual management fees would be approximately one basis point below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

MISSOURI FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that that the performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month, one-year, and three-year periods, in the second quintile for the five-year period, and in the third quintile for the ten-year period. The Board also noted that there was no Lipper index for the Missouri municipal debt investment objective.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of a peer group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately one basis point below the median of the peer group and that the actual management and administrative services fees were approximately six basis points above the median. The Board also noted that the total expense ratio of the Fund was approximately 8 basis points above the median of the peer group. The Board noted that, effective October 1, 2004, the management fees of the Fund had been reduced with the result that the contractual management fees would be approximately five basis points below the median of the peer group and the actual management fees would be approximately one basis point above the median of the peer group, and that, effective October 1, 2004, Lord Abbett had agreed voluntarily to cap the total expense ratio at 0.95%, approximately two basis points above the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

NEW JERSEY FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month period, in the third quintile for the one-year period, in the fourth quintile for the three-year period, in the second quintile for the five-year period, and in the third quintile for the ten-year period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services were approximately the same as the median of the peer group, but that the actual management and administrative services fees were approximately four basis points above the median. The Board also noted that the total expense ratio of the Fund was approximately the same as the median of the peer group. The Board noted that effective October 1, 2004, the management fees of the Fund had been reduced and that the contractual management fees were approximately five basis points below the median of the peer group and the actual management fees were approximately 1 basis point below the median of the peer group. The Board also noted that, effective October 1, 2004, Lord Abbett had agreed voluntarily to cap the total expense ratio at 0.95%, approximately five basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

NEW YORK FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund were in the first quintile of its performance universe for the nine-month period, in the second quintile for the one-year period, in the first quintile for the three- and five-year periods, and in the third quintile for the ten-year period. The Board also noted that the performance was above that of the Lipper New York Municipal Debt Fund Index for each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual and actual and administrative services fees were approximately two basis points above the medians of the peer group. The Board also noted that the total expense ratio of Class A was approximately six basis points above the median of the peer group, and that the total expense ratio of Class C was approximately one basis point below the median of the peer group. The Board noted that effective October 1, 2004, the management fees of the Fund had been reduced, with the result the contractual and actual management fees would be approximately three basis points below the median of the peer group. The Board also noted that effective October 1, 2004, Lord Abbett had voluntarily agreed to cap the total expense ratio of Class A at 0.95% and the total expense ratio of Class C at 1.60%.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

TEXAS FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance, both in terms of total return and in terms of other statistical measures. The Board noted that there were only a small number of mutual funds with an investment objective of investing in Texas municipal debt and no Lipper index for such an investment objective. Accordingly, it was difficult to draw conclusions regarding the relative performance of the Fund.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

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EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately one basis point below the median of the peer group and that the actual management and administrative services fees were approximately seven basis points above the median. The Board also noted that the total expense ratio was approximately ten basis points above the median of the peer group. The Board noted that effective October 1, 2004, the management fees of the Fund had been reduced and that the contractual management fees were approximately six basis points below the median of the peer group and that the actual management fees were approximately two basis points above the median of the peer group. The Board also noted that effective October 1, 2004, Lord Abbett had agreed to cap the total expense ratio at 0.95%, approximately one basis point below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

WASHINGTON FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of

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total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month and one-year periods, in the second quintile in the three-year period, and in the first quintile in the five- and ten-year periods. The Board also noted that there was no Lipper index for a Washington State municipal debt investment objective.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately the same as the median of the peer group and that the actual management and administrative services fees were approximately four basis points above the median of the peer group. The Board also noted that the total expense ratio was approximately twenty-two basis points below the median of the peer group. The Board noted that effective October 1, 2004, the management fees of the Fund had been reduced and that the contractual management fees were approximately six basis points below the median of the peer group and that the actual management fees were approximately one basis point below the median of the peer group. Mr. Dow also noted that effective October 1, 2004, Lord Abbett had voluntarily agreed to cap the total expense ratio at 0.95%.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

INSURED INTERMEDIATE FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the investment performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the nine-month period, the fourth quintile for the one-year period, and in the third quintile for the period since inception (June 30, 2003). The Board also noted that the performance was below that of the Lipper Insured Municipal Debt Funds Index for each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately three basis points above the median of the peer group. The Board noted that effective October 1, 2004, the management fees of the Fund had been reduced and that the contractual management fees were below the median of the peer group, but that Lord Abbett had waived all of its management fees. The Board also noted that the Fund benefited from a reimbursement of its entire management fee and nonmanagement expenses, so that its only expenses were 12b-1 fees.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit

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and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

FLORIDA FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month period, in the fourth quintile for the one-year period, in the third quintile for the three- and five-year periods, and in the fourth quintile for the ten-year period. The Board also noted that the performance was below that of the Lipper Florida Municipal Debt Fund Index for each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees of the Fund were approximately one basis point below the median of the peer group and that the actual management and administrative services fees were approximately five basis points above the median. The Board also noted that the actual total expense ratio of Class A was approximately fourteen basis points above the median of the peer group and that the actual total expense ratio of Class C was approximately seven basis points above the median. The Board noted that, effective October 1, 2004, the contractual management fees of the Fund had been reduced and contractual management and administrative services fees were now approximately six basis points below the median of the peer group and the actual management and administrative services fees were approximately the same as they median of the peer group. The Board also noted that Lord Abbett had agreed to cap the total expense ratio of Class A at 0.95% and the total expense ratio of Class C at 1.60% and that, at those levels, the total expense ratio of Class A was approximately seven basis points above the median of the peer group and the total expense ratio of Class C was approximately the same as the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

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

GEORGIA FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted noted that the performance of the Class A shares of the Fund ranked in the first quintile of its performance universe for the nine-month and one-, three-, and five-year periods. The Board also noted that there was no Lipper index for the Georgia municipal debt investment objective.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of a peer group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees of the Fund were approximately four basis points below the median of the peer group and that the actual management and administrative services fees were approximately ten basis points above the median. The Board also noted that the actual total expense ratio was approximately eleven basis points below the median of the peer group. The Board noted that effective October 1, 2004, the management fees of the Fund had been reduced, with the result that the contractual management and administrative services fees were approximately nine basis points below the median of the peer group and the actual management and administrative services fees were approximately four basis points above the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

MICHIGAN FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the second quintile of its performance universe in the nine-month period, in the third quintile in the one-year period, and in the first quintile in the three-, five-, and ten-year periods. The Board also noted that the performance was above that of the Lipper Michigan Municipal Debt Fund Index in each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of a peer group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual and actual management and administrative services fees were approximately four basis points above the median of the peer group. The Board noted that the actual total expense ratio of the Fund was approximately thirteen basis points below the median of the peer group. The Board noted that effective October 1, 2004, the management fees of the Fund had been reduced and that, as a result, the contractual and actual management and administrative services fees would be approximately one basis point below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

PENNSYLVANIA FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted the performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month, one-year, five-year, and ten-year periods, and in the second quintile for the three-year period. The Board also noted that the performance was above that of the Lipper Pennsylvania Municipal Debt Fund Index for all periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately one basis point below the median of the peer group and that the actual management and administrative services fees were approximately four basis points above the median. The Board also noted that the actual total expense ratio of the Fund was approximately the same as the median of the peer group. The Board noted that effective October 1, 2004, the management fees of the Fund had been reduced and that the contractual management fees were approximately six basis points below the median of the peer group and that the actual management fees were approximately one basis point below the median of the peer group. The Board also that, effective October 1, 2004, Lord Abbett had agreed to cap the total expense ratio at 0.95%, approximately two basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HIGH YIELD MUNICIPAL BOND FUND

At a meeting on November 19, 2004, the Board of the Trust, including all Trustees who are not interested persons of the Trust, considered whether to approve the management agreement between the Fund and Lord Abbett. The Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with their consideration.

INFORMATION RECEIVED BY THE BOARD. The materials received by the Board included, but were not limited to, (1) information on the effective management fee rates and expense ratios (including the specific components thereof) for open-end investment companies investing in high yield municipal bonds, with similar sizes and similar distribution components, (2) information regarding the proposed distribution arrangements of the Fund, and (3) information regarding the personnel, information technology, and other resources devoted by Lord Abbett to managing the Fund.

In considering whether to approve the management agreement, the Board did not identify any single factor as paramount or controlling and did not consider any factors to be more important that other factors. This summary does not discuss in detail all matters considered. Matters considered by the Board in connection with its approval of the management agreement included, but were not limited to, the following:

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size, education, and experience of Lord Abbett's investment management staff, its use of technology, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent, custodian, and subcustodians.

EXPENSES. The Board considered the projected expense ratios of each class and the expense ratios of a peer group of funds. They also considered the projected amount and nature of the fees paid by shareholders.

PROFITABILITY. Because the Fund is new, the Board could not assess directly its effect on Lord Abbett's profitability. The Board noted that in its December 2003 meeting for other Lord Abbett Funds, it had considered the level of Lord Abbett's profits in managing the funds, including a review of Lord Abbett's methodology for allocating its costs to its management of the funds. The Board had concluded that the allocation methodology had a reasonable basis and was appropriate. They had considered the profits realized by Lord Abbett in connection with the operation of the funds and whether the amount of profit is fair for the management of the funds. They also had considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board also had considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel.

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OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees to be paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management, the allocation of Fund brokerage, and the receipt of research by Lord Abbett in return for fund brokerage. In the November 2004 meeting the Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the funds.

Because the Fund is new and has no operating history, the Board could not consider matters such as historical investment performance and the nature and quality of services provided in the past to the Fund by Lord Abbett. The Board was able, however, to consider the historical investment performance of other Lord Abbett Funds and the nature and quality of services provided by Lord Abbett to those funds.

After considering all of the relevant factors, the Board unanimously voted to approve the proposed management agreement.

176
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[LORD ABBETT(R) LOGO]

                                                           Lord Abbett Municipal Income Fund Inc.
                                                                 Lord Abbett National Tax-Free Income Fund
                                                                 Lord Abbett California Tax-Free Income Fund
                                                                 Lord Abbett Connecticut Tax-Free Income Fund
                                                                 Lord Abbett Hawaii Tax-Free Income Fund
                                                                 Lord Abbett Minnesota Tax-Free Income Fund
                                                                 Lord Abbett Missouri Tax-Free Income Fund
                                                                 Lord Abbett New Jersey Tax-Free Income Fund
                                                                 Lord Abbett New York Tax-Free Income Fund
                                                                 Lord Abbett Texas Tax-Free Income Fund
                                                                 Lord Abbett Washington Tax-Free Income Fund

                                                           Lord Abbett Municipal Income Trust
        This report when not used for the general                Lord Abbett Insured Intermediate Tax-Free Fund
     information of shareholders of the Fund, is to              Florida Series
     be distributed only if preceded or accompanied              Georgia Series
              by a current Fund Prospectus.                      High Yield Municipal Bond Fund
                                                                 Michigan Series
   Lord Abbett Mutual Fund shares are distributed by:            Pennsylvania Series                                 LATFI-3-305
               LORD ABBETT DISTRIBUTOR LLC                                                                                (5/05)

ITEM 2:       CODE OF ETHICS.
              Not applicable

ITEM 3:       AUDIT COMMITTEE FINANCIAL EXPERT.
              Not applicable.

ITEM 4-8:     PRINCIPAL ACCOUNTANT FEES AND SERVICES. [RESERVED]
                Not applicable.

ITEM 5:       AUDIT COMMITTEE OF LISTED REGISTRANTS.
                Not applicable.

ITEM 6:       SCHEDULE OF INVESTMENTS.
                Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
                Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
                Not applicable.

ITEM 9:       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
              Not Applicable.

ITEM10:       CONTROLS AND PROCEDURES.

         (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

         (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:      EXHIBITS.
       (a)(1)   Amendments to Code of Ethics - Not applicable.

       (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

       (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section
                906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   LORD ABBETT MUNICIPAL INCOME FUND, INC.


                                      /s/ Robert S. Dow
                                   ------------------------------------
                                   Robert S. Dow
                                   Chief Executive Officer,
                                   Chairman and President


                                      /s/ Joan A. Binstock
                                   ------------------------------------
                                   Joan A. Binstock
                                   Chief Financial Officer and Vice President


Date: May 25, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                   LORD ABBETT MUNICIPAL INCOME FUND, INC.


                                      /s/ Robert S. Dow
                                   ------------------------------------
                                   Robert S. Dow
                                   Chief Executive Officer,
                                   Chairman and President


                                      /s/ Joan A. Binstock
                                   ------------------------------------
                                   Joan A. Binstock
                                   Chief Financial Officer and Vice President


Date: May 25, 2005